                                   MAS FUNDS

    SUPPLEMENT DATED SEPTEMBER 21, 2000 TO THE MAS FUNDS' ADVISORY PORTFOLIOS
                        PROSPECTUS DATED JANUARY 31, 2000

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

--------------------------------------------------------------------------------
                       CREDIT QUALITY LIMITATION CHANGE
                     ADVISORY FOREIGN FIXED INCOME PORTFOLIO

     The dialog box on page 2 of the Prospectus is hereby amended to replace the credit quality information regarding the securities in which the Advisory Foreign Fixed Income Portfolio may invest.

     The statement is changed to the following:

     100% of securities rated B or higher at time of purchase

     Page 2 of the Prospectus is hereby amended to delete the first sentence under the section entitled "Approach" and replace it with the following:

     The Portfolio invests in fixed income securities of government and corporate issuers primarily in countries other than the U.S., including both investment grade securities and high yield securities rated B or higher (commonly referred to as "junk bonds"). The Portfolio may invest to a limited degree in issuers located in emerging markets.

     Page 2 of the Prospectus is hereby amended to include the following as the third paragraph under the section titled "Principal Risks:"

     The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk. Prices of high yield securities will rise and fall primarily in response to actual or perceived changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity and sudden and substantial decreases in price.


                       PLEASE RETAIN FOR FUTURE REFERENCE

                                   MAS FUNDS
                      STATEMENT OF ADDITIONAL INFORMATION

                                January 31, 2000
                        (As Revised September 21, 2000)


MAS Funds (the "Fund") is a no load mutual fund consisting of twenty-nine portfolios (each a "Portfolio" and collectively the "Portfolios") offering a variety of investment alternatives. This Statement of Additional Information (the "SAI") sets forth information about the Fund applicable to all twenty-nine Portfolios.

This SAI is not a prospectus but should be read in conjunction with the Fund's prospectuses dated January 31, 2000, each as revised from time to time. To obtain any of these prospectuses, please call the Client Services Group.

The Fund's most recent annual report is a separate document supplied with this SAI and includes the Fund's audited financial statements, which are incorporated by reference into this SAI.


                     Client Services Group: 1-800-354-8185
                 Prices and Investment Results: 1-800-522-1525

                               TABLE OF CONTENTS

THE PORTFOLIOS' INVESTMENTS AND STRATEGIES                                  2
INVESTMENT STRATEGIES                                                       7
INVESTMENTS                                                                10
INVESTMENT LIMITATIONS                                                     36
PURCHASE OF SHARES                                                         38
REDEMPTION OF SHARES                                                       38
TRANSACTIONS WITH BROKER/DEALERS                                           39
SHAREHOLDER SERVICES                                                       39
VALUATION OF SHARES                                                        40
MANAGEMENT OF THE FUND                                                     41
INVESTMENT ADVISER                                                         43
PRINCIPAL UNDERWRITER                                                      47
DISTRIBUTION OF SHARES                                                     47
FUND ADMINISTRATION                                                        47
OTHER SERVICE PROVIDERS                                                    49
LITIGATION                                                                 49
BROKERAGE TRANSACTIONS                                                     49
GENERAL INFORMATION                                                        53
TAX CONSIDERATIONS                                                         55
PRINCIPAL HOLDERS OF SECURITIES                                            58
PERFORMANCE INFORMATION                                                    70
COMPARATIVE INDICES                                                        81
FINANCIAL STATEMENTS                                                       86
APPENDIX-DESCRIPTION OF SECURITIES AND RATINGS                             87

                  THE PORTFOLIOS' INVESTMENTS AND STRATEGIES'

The prospectus describes the investment objectives, principal investment strategies and principal risks associated with each Portfolio. The Portfolios may engage in a variety of investment strategies and invest in a variety of securities and other instruments. The following tables summarize the permissible strategies and investments for each Portfolio (abbreviations are explained following each table). The tables exclude strategies and investments that Portfolios may make solely for temporary defensive purposes. More details about each strategy and investment are provided in the discussion following the tables.

                        EQUITY AND BALANCED PORTFOLIOS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                             Small    Small
                              Balanced                       Mid Cap   Mid Cap     Multi-     Cap      Cap                  Value
                   Balanced     Plus     Equity    Growth    Growth    Value    Asset-Class  Growth    Value     Value       II
                  Portfolio  Portfolio Portfolio Portfolio Portfolio  Portfolio  Portfolio  Portfolio Portfolio Portfolio Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Strategies

-----------------------------------------------------------------------------------------------------------------------------------
Asset Allocation
 Management           X          X                                                   X
-----------------------------------------------------------------------------------------------------------------------------------
Core Equity
 Investing            X          X                   X                               X
-----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets
 Investing                       X                                                   X
-----------------------------------------------------------------------------------------------------------------------------------
Fixed Income and
 Asset Allocation     X          X                                                   X
-----------------------------------------------------------------------------------------------------------------------------------
Foreign Fixed
 Income Investing                X                                                   X
-----------------------------------------------------------------------------------------------------------------------------------
Foreign Investing                X                             X                     X
-----------------------------------------------------------------------------------------------------------------------------------
Growth Stock
 Investing                                           X                    X
-----------------------------------------------------------------------------------------------------------------------------------
High Yield
 Investing            X          X                                                   X
-----------------------------------------------------------------------------------------------------------------------------------
International Equity
 Investing                       X                             X                     X
-----------------------------------------------------------------------------------------------------------------------------------
Maturity and
 Duration Management  X          X                                                   X
-----------------------------------------------------------------------------------------------------------------------------------
Mortgage Investing    X          X                                                   X
-----------------------------------------------------------------------------------------------------------------------------------
Value Investing       X          X                                                   X
-----------------------------------------------------------------------------------------------------------------------------------
Value Stock
 Investing                                                                X                               X         X         X
-----------------------------------------------------------------------------------------------------------------------------------

Investments

-----------------------------------------------------------------------------------------------------------------------------------
ADRs                  X          X         X         X         X          X          X          X         X         X         X
-----------------------------------------------------------------------------------------------------------------------------------
Agencies              X          X         X         X                    X          X                    X         X         X
-----------------------------------------------------------------------------------------------------------------------------------
Asset-Backed
 Securities           X          X                                                   X
-----------------------------------------------------------------------------------------------------------------------------------
Brady Bonds           X          X                                                   X
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                             Small    Small
                              Balanced                       Mid Cap   Mid Cap     Multi-     Cap      Cap                  Value
                   Balanced     Plus     Equity    Growth    Growth    Value    Asset-Class  Growth    Value     Value       II
                  Portfolio  Portfolio Portfolio Portfolio Portfolio  Portfolio  Portfolio  Portfolio Portfolio Portfolio Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Cash Equivalents      X          X         X         X         X          X          X          X         X         X         X
-----------------------------------------------------------------------------------------------------------------------------------
CMOs                  X          X                                                   X
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Paper      X          X         X         X         X          X          X          X         X         X         X
-----------------------------------------------------------------------------------------------------------------------------------
Common Stock          X          X         X         X         X          X          X          X         X         X         X
-----------------------------------------------------------------------------------------------------------------------------------
Convertibles          X          X         X         X         X          X          X          X         X         X         X
-----------------------------------------------------------------------------------------------------------------------------------
Corporates            X          X         X         X                    X          X                    X         X         X
-----------------------------------------------------------------------------------------------------------------------------------
Depositary Receipt    X          X         X         X         X          X          X          X         X         X         X
-----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets
 Securities           X          X                                                   X
-----------------------------------------------------------------------------------------------------------------------------------
Floaters              X          X                                                   X
-----------------------------------------------------------------------------------------------------------------------------------
Foreign Currency      X          X         X         X         X          X          X          X         X         X         X
-----------------------------------------------------------------------------------------------------------------------------------
Foreign Equity        X          X         X         X         X          X          X          X         X         X         X
-----------------------------------------------------------------------------------------------------------------------------------
Foreign Fixed Income
 Securities           X          X         X         X                    X          X                    X         X         X
-----------------------------------------------------------------------------------------------------------------------------------
Forwards              X          X         X         X                    X          X                    X         X         X
-----------------------------------------------------------------------------------------------------------------------------------
Futures               X          X         X         X         X          X          X          X         X         X         X
-----------------------------------------------------------------------------------------------------------------------------------
High Yield
 Securities           X          X                                                   X
-----------------------------------------------------------------------------------------------------------------------------------
Inverse Floaters      X          X                                                   X
-----------------------------------------------------------------------------------------------------------------------------------
Investment Companies  X          X         X         X         X          X          X         X         X         X         X
-----------------------------------------------------------------------------------------------------------------------------------
Investment Funds      X          X                                                   X
-----------------------------------------------------------------------------------------------------------------------------------
Loan  Participations
 and Assignments      X          X                                                   X
-----------------------------------------------------------------------------------------------------------------------------------
Mortgage Securities   X          X                                                   X
-----------------------------------------------------------------------------------------------------------------------------------
Municipals            X          X                                                   X
-----------------------------------------------------------------------------------------------------------------------------------
Options               X          X         X         X         X          X          X          X         X         X         X
-----------------------------------------------------------------------------------------------------------------------------------
Preferred Stock       X          X         X         X         X          X          X          X         X         X         X
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements X          X         X         X         X          X          X          X         X         X         X
-----------------------------------------------------------------------------------------------------------------------------------
Reverse Repurchase
 Agreements           X          X         X         X         X          X          X          X         X         X         X
-----------------------------------------------------------------------------------------------------------------------------------
Rights                X          X         X         X         X          X          X          X         X         X         X
-----------------------------------------------------------------------------------------------------------------------------------
SMBS                  X          X                                                   X
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                             Small    Small
                              Balanced                       Mid Cap   Mid Cap     Multi-     Cap      Cap                  Value
                   Balanced     Plus     Equity    Growth    Growth    Value    Asset-Class  Growth    Value     Value       II
                  Portfolio  Portfolio Portfolio Portfolio Portfolio  Portfolio  Portfolio  Portfolio Portfolio Portfolio Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Securities Lending      X          X         X         X         X          X          X          X         X         X         X
-----------------------------------------------------------------------------------------------------------------------------------
Short Sales             X          X         X         X         X          X          X          X         X         X         X
-----------------------------------------------------------------------------------------------------------------------------------
Structured
 Investments                       X                                                   X
-----------------------------------------------------------------------------------------------------------------------------------
Structured Notes        X          X                                                   X
-----------------------------------------------------------------------------------------------------------------------------------
Swaps                  X           X        X          X                      X        X                    X         X         X
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Governments       X           X        X          X                      X        X                    X         X         X
-----------------------------------------------------------------------------------------------------------------------------------
Warrants               X          X         X         X         X            X         X          X         X         X         X
-----------------------------------------------------------------------------------------------------------------------------------
When-Issued
 Securities            X          X         X         X         X            X         X          X         X         X         X
-----------------------------------------------------------------------------------------------------------------------------------
Yankees and
 Eurobonds            X           X                                                    X
-----------------------------------------------------------------------------------------------------------------------------------
Zero Coupons          X           X         X         X                      X         X                   X          X         X
-----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                            FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                Domestic            Fixed      Global
                      Cash       Fixed    Fixed    Income      Fixed      High   Intermediate International  Limited   Multi-Market
                    Reserves    Income    Income     II       Income     Yield     Duration   Fixed Income  Duration   Fixed Income
                    Portfolio  Portfolio Portfolio Portfolio Portfolio Portfolio  Portfolio    Portfolio    Portfolio   Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Strategies

----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets
 Investing                                                      X          X                        X                       X
----------------------------------------------------------------------------------------------------------------------------------
Fixed Income and
 Asset Allocation
----------------------------------------------------------------------------------------------------------------------------------
Foreign Fixed
 Income Investing                          X         X         X           X         X              X                       X
----------------------------------------------------------------------------------------------------------------------------------
Foreign Investing                          X         X         X           X         X              X                       X
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                               Special                    Advisory        Advisory
                                                    NY         Purpose       Targeted     Foreign         Foreign      Advisory
                                    Municipal    Municipal   Fixed Income    Duration    Fixed Income   Fixed Income   Mortgage
                                    Portfolio    Portfolio     Portfolio     Portfolio    Portfolio      Portfolio     Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets
 Investing                                                                                   X              X
----------------------------------------------------------------------------------------------------------------------------------
Fixed Income and
 Asset Allocation                                                 X
----------------------------------------------------------------------------------------------------------------------------------
Foreign Fixed
 Income Investing                                                 X             X            X               X
----------------------------------------------------------------------------------------------------------------------------------
Foreign Investing                                                 X             X            X               X
----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                Domestic            Fixed      Global
                      Cash       Fixed    Fixed    Income      Fixed      High   Intermediate International  Limited   Multi-Market
                    Reserves    Income    Income     II       Income     Yield     Duration   Fixed Income  Duration   Fixed Income
                    Portfolio  Portfolio Portfolio Portfolio Portfolio Portfolio  Portfolio    Portfolio    Portfolio   Portfolio
------------------------------------------------------------------------------------------------------------------------------------
High Yield Investing                        X                              X                                                X
------------------------------------------------------------------------------------------------------------------------------------
Maturity and
 Duration Management              X         X        X         X           X          X          X             X            X
------------------------------------------------------------------------------------------------------------------------------------
Mortgage Investing                X         X        X         X           X          X          X             X            X
------------------------------------------------------------------------------------------------------------------------------------
Money Market
 Investing              X
------------------------------------------------------------------------------------------------------------------------------------
Municipals
 Management
------------------------------------------------------------------------------------------------------------------------------------
Value Investing                   X         X        X         X           X          X          X             X            X
------------------------------------------------------------------------------------------------------------------------------------

Investments

------------------------------------------------------------------------------------------------------------------------------------
Agencies                X         X         X        X         X           X          X          X             X            X
------------------------------------------------------------------------------------------------------------------------------------
Asset-Backed
 Securities             X         X         X        X         X           X          X          X             X            X
------------------------------------------------------------------------------------------------------------------------------------
Brady Bonds                                 X        X         X           X          X          X             X            X
------------------------------------------------------------------------------------------------------------------------------------
Cash Equivalents        X         X         X        X         X           X          X          X             X            X
------------------------------------------------------------------------------------------------------------------------------------
CMOs                              X         X        X         X           X          X          X             X            X
------------------------------------------------------------------------------------------------------------------------------------
Commercial Paper        X         X         X        X         X           X          X          X             X            X
------------------------------------------------------------------------------------------------------------------------------------
Convertibles                      X         X        X         X           X          X          X             X            X
------------------------------------------------------------------------------------------------------------------------------------
Corporates              X         X         X        X         X           X          X          X             X            X
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets
 Securities                                 X        X         X           X          X          X             X            X
------------------------------------------------------------------------------------------------------------------------------------
Floaters                X         X         X        X         X           X          X          X             X            X
------------------------------------------------------------------------------------------------------------------------------------
Foreign Currency                            X        X         X           X          X          X                          X
------------------------------------------------------------------------------------------------------------------------------------
Foreign Equity                                                             X
------------------------------------------------------------------------------------------------------------------------------------
Foreign Fixed
 Income Securities                          X        X         X           X          X          X                          X
------------------------------------------------------------------------------------------------------------------------------------
Forwards                                    X        X         X           X          X          X                          X
------------------------------------------------------------------------------------------------------------------------------------
Futures                           X         X        X         X          X           X          X             X            X
------------------------------------------------------------------------------------------------------------------------------------
High Yield
 Securities                                 X                  X          X                     X                           X
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                               Special                    Advisory        Advisory
                                                    NY         Purpose       Targeted     Foreign         Foreign      Advisory
                                    Municipal    Municipal   Fixed Income    Duration    Fixed Income   Fixed Income   Mortgage
                                    Portfolio    Portfolio     Portfolio     Portfolio    Portfolio      Portfolio     Portfolio
------------------------------------------------------------------------------------------------------------------------------------
High Yield Investing                   X            X            X              X            X
------------------------------------------------------------------------------------------------------------------------------------
Maturity and
 Duration Management                   X            X            X              X            X             X              X
------------------------------------------------------------------------------------------------------------------------------------
Mortgage Investing                     X            X            X              X            X             X              X
------------------------------------------------------------------------------------------------------------------------------------
Money Market
 Investing
------------------------------------------------------------------------------------------------------------------------------------
Municipals
 Management                            X            X
------------------------------------------------------------------------------------------------------------------------------------
Value Investing                        X            X            X              X            X             X              X
------------------------------------------------------------------------------------------------------------------------------------

Investments

------------------------------------------------------------------------------------------------------------------------------------
Agencies                               X            X            X              X            X             X              X
------------------------------------------------------------------------------------------------------------------------------------
Asset-Backed
 Securities                            X            X            X              X            X             X              X
------------------------------------------------------------------------------------------------------------------------------------
Brady Bonds                            X            X            X              X            X             X              X
------------------------------------------------------------------------------------------------------------------------------------
Cash Equivalents                       X            X            X              X            X             X              X
------------------------------------------------------------------------------------------------------------------------------------
CMOs                                   X            X            X              X            X             X              X
------------------------------------------------------------------------------------------------------------------------------------
Commercial Paper                       X            X            X              X            X             X              X
------------------------------------------------------------------------------------------------------------------------------------
Convertibles                           X            X            X              X            X             X
-----------------------------------------------------------------------------------------------------------------------------------
Corporates                             X            X            X              X            X             X
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                       X            X            X                           X             X
 Securities
------------------------------------------------------------------------------------------------------------------------------------
Floaters                               X            X            X              X            X             X              X
------------------------------------------------------------------------------------------------------------------------------------
Foreign Currency                       X            X            X              X            X             X
------------------------------------------------------------------------------------------------------------------------------------
Foreign Equity
------------------------------------------------------------------------------------------------------------------------------------
Foreign Fixed
 Income Securities                     X            X            X              X            X             X
------------------------------------------------------------------------------------------------------------------------------------
Forwards                               X            X            X              X            X             X
------------------------------------------------------------------------------------------------------------------------------------
Futures                                X            X            X              X            X             X              X
------------------------------------------------------------------------------------------------------------------------------------
High Yield
 Securities                             X            X            X              X            X
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                Domestic            Fixed      Global
                      Cash       Fixed    Fixed    Income      Fixed      High   Intermediate International  Limited   Multi-Market
                    Reserves    Income    Income     II       Income     Yield     Duration   Fixed Income  Duration   Fixed Income
                    Portfolio  Portfolio Portfolio Portfolio Portfolio Portfolio  Portfolio    Portfolio    Portfolio   Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Inverse Floaters                  X         X         X         X          X         X              X          X              X
------------------------------------------------------------------------------------------------------------------------------------
Investment Companies    X         X         X         X         X          X         X              X          X              X
------------------------------------------------------------------------------------------------------------------------------------
Investment Funds
------------------------------------------------------------------------------------------------------------------------------------
Loan Participations
and Assignments                             X                              X                                                  X
------------------------------------------------------------------------------------------------------------------------------------
Mortgage Securities               X         X         X         X          X         X              X          X              X
------------------------------------------------------------------------------------------------------------------------------------
Municipals                        X         X         X         X          X         X              X                         X
------------------------------------------------------------------------------------------------------------------------------------
NY Municipals
------------------------------------------------------------------------------------------------------------------------------------
Options                           X         X         X         X          X         X              X          X              X
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock                   X         X         X         X          X         X              X                         X
------------------------------------------------------------------------------------------------------------------------------------
Repurchase
 Agreements             X         X         X         X         X          X         X              X          X              X
------------------------------------------------------------------------------------------------------------------------------------
Reverse Repurchase
 Agreements             X         X         X         X         X          X         X              X          X              X
------------------------------------------------------------------------------------------------------------------------------------
Rights                                      X                              X
------------------------------------------------------------------------------------------------------------------------------------
SMBS                              X         X         X         X          X         X              X          X              X
------------------------------------------------------------------------------------------------------------------------------------
Securities Lending      X         X         X         X         X          X         X              X          X              X
------------------------------------------------------------------------------------------------------------------------------------
Short Sales                       X         X         X         X          X         X              X          X              X
------------------------------------------------------------------------------------------------------------------------------------
Structured
 Investments                                                                                                                  X
------------------------------------------------------------------------------------------------------------------------------------
Structured Notes                  X         X         X         X          X         X              X          X              X
------------------------------------------------------------------------------------------------------------------------------------
Swaps                             X         X         X         X          X         X              X          X              X
------------------------------------------------------------------------------------------------------------------------------------
U.S. Governments        X         X         X         X         X          X         X              X          X              X
------------------------------------------------------------------------------------------------------------------------------------
Warrants                          X                                        X                                                  X
------------------------------------------------------------------------------------------------------------------------------------
When-Issued
 Securities                       X         X         X         X          X         X              X          X              X
------------------------------------------------------------------------------------------------------------------------------------
Yankees and
 Eurobonds              X                   X         X         X          X         X              X          X              X
------------------------------------------------------------------------------------------------------------------------------------
Zero Coupons            X         X         X         X         X          X         X              X          X              X
------------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                               Special                    Advisory        Advisory
                                                    NY         Purpose       Targeted     Foreign         Foreign      Advisory
                                    Municipal    Municipal   Fixed Income    Duration    Fixed Income   Fixed Income   Mortgage
                                    Portfolio    Portfolio     Portfolio     Portfolio    Portfolio     II Portfolio   Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Inverse Floaters                        X           X             X              X            X              X             X
------------------------------------------------------------------------------------------------------------------------------------
Investment Companies                    X           X             X              X            X              X             X
------------------------------------------------------------------------------------------------------------------------------------
Investment Funds
------------------------------------------------------------------------------------------------------------------------------------
Loan Participations
 and Assignments                                                   X             X
------------------------------------------------------------------------------------------------------------------------------------
Mortgage Securities                     X           X             X              X            X              X             X
------------------------------------------------------------------------------------------------------------------------------------
Municipals                              X           X             X              X            X              X
------------------------------------------------------------------------------------------------------------------------------------
NY Municipals                                       X
------------------------------------------------------------------------------------------------------------------------------------
Options                                 X           X             X              X            X              X             X
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock                         X           X             X              X            X              X
------------------------------------------------------------------------------------------------------------------------------------
Repurchase                              X           X             X              X            X              X             X
 Agreements
------------------------------------------------------------------------------------------------------------------------------------
Reverse Repurchase
 Agreements                             X           X             X              X            X              X             X
------------------------------------------------------------------------------------------------------------------------------------
Rights
------------------------------------------------------------------------------------------------------------------------------------
SMBS                                    X           X             X              X            X              X             X
------------------------------------------------------------------------------------------------------------------------------------
Securities Lending                      X           X             X              X            X              X             X
------------------------------------------------------------------------------------------------------------------------------------
Short Sales                             X           X             X              X            X              X             X
------------------------------------------------------------------------------------------------------------------------------------
Structured
 Investments                                        X
------------------------------------------------------------------------------------------------------------------------------------
Structured Notes                        X           X             X              X            X              X             X
------------------------------------------------------------------------------------------------------------------------------------
Swaps                                   X           X             X              X            X              X             X
------------------------------------------------------------------------------------------------------------------------------------
U.S. Governments                        X           X             X              X            X              X             X
------------------------------------------------------------------------------------------------------------------------------------
Warrants
------------------------------------------------------------------------------------------------------------------------------------
When-Issued
 Securities                             X           X             X              X            X              X             X
------------------------------------------------------------------------------------------------------------------------------------
Yankees and
 Eurobonds                              X           X             X              X            X              X             X
------------------------------------------------------------------------------------------------------------------------------------
Zero Coupons                            X           X             X              X            X              X             X
------------------------------------------------------------------------------------------------------------------------------------

                             INVESTMENT STRATEGIES

Asset Allocation Management: The Adviser's approach to asset allocation management is to determine investment strategies for each asset class in a Portfolio separately, and then determine the mix of those strategies expected to maximize the return potential within each market. Strategic judgments on the mix among asset classes are based on valuation disciplines and tools for analysis which have been developed over the Adviser's twenty-five year history of managing balanced accounts.

Tactical asset-allocation shifts are based on comparisons of prospective risks, potential returns, and the likely risk-reducing benefits derived from combining different asset classes into a single portfolio. Experienced teams of equity, fixed income, and international investment professionals manage the investments in each asset class.

Core Equity Investing: The Adviser's "core" or primary equity strategy emphasizes common stocks of large companies, with targeted investments in small company stocks that promise special growth opportunities. Depending on the Adviser's outlook for the economy and different market sectors, the mix between value stocks and growth stocks will change.

Fixed Income Management and Asset Allocation: In selecting fixed income securities for certain Portfolios, the Adviser considers the value offered by various segments of the fixed income securities market relative to cash equivalents and equity securities. The Adviser may find that certain segments of the fixed income securities market offer more or less attractive relative value when compared to equity securities or when compared to other fixed income securities.

For example, in a given interest rate environment, equity securities may be judged to be fairly valued when compared to intermediate duration fixed income securities, but overvalued compared to long duration fixed income securities. Consequently, while a Portfolio investing only in fixed income securities may not emphasize long duration assets to the same extent, the fixed-income portion of a balanced investment may invest a percentage of its assets in long duration bonds on the basis of their valuation relative to equity securities.

Emerging Market Investing: The Adviser's approach to emerging market investing is based on the Adviser's evaluation of both short-term and long-term international economic trends and the relative attractiveness of emerging markets and individual emerging market securities.

As used in this SAI, an emerging market describes any country which is generally considered to be an emerging or developing country by the international financial community, such as the International Bank for Reconstruction and Development (more commonly known as the World Bank) and the International Finance Corporation. There are currently over 130 countries which are generally considered to be emerging or developing countries by the international financial community, approximately 40 of which currently have stock markets. Emerging markets may include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

Currently, investing in many emerging markets is either not feasible or very costly, or may involve unacceptable political risks. Other special risks include the possible increased likelihood of expropriation or the return to power of a communist regime which would institute policies to expropriate, nationalize or otherwise confiscate investments. A Portfolio will focus its investments on those emerging market countries in which the Adviser believes the potential for market appreciation outweighs these risks and the cost of investment. Investing in emerging markets also involves an extra degree of custodial and/or market risk, especially where the securities purchased are not traded on an official exchange or where ownership records regarding the securities are maintained by an unregulated entity (or even the issuer itself).

Foreign Fixed Income Investing: The Adviser invests in foreign bonds and other fixed income securities denominated in foreign currencies, where, in the opinion of the Adviser, the combination of current yield and currency value offer attractive expected returns. When the total return opportunities in a foreign bond market appear attractive in local currency terms, but where in the Adviser's judgment unacceptable currency risk exists, currency futures and options, forwards and swaps may be used to hedge the currency risk.

Foreign Investing: Investors should recognize that investing in foreign bonds and foreign equities involves certain special considerations which are not typically associated with investing in domestic securities.

As non-U.S. companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to U.S. companies, there may be less publicly available information about certain foreign securities than about U.S. securities. Foreign bonds and foreign equities may be less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries. Additionally, there may be difficulty in obtaining and enforcing judgments against foreign issuers.

Because foreign bonds and foreign equities may be denominated in foreign currencies, and because a Portfolio may temporarily hold uninvested reserves in bank deposits of foreign currencies prior to reinvestment or conversion to U.S. dollars, a Portfolio may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies.

Although a Portfolio will endeavor to achieve the most favorable execution costs in its portfolio transactions in foreign securities, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. In addition, it is expected that the expenses for custodial arrangements of a Portfolio's foreign securities will be greater than the expenses for the custodial arrangements for handling U.S. securities of equal value. Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of foreign withholding taxes will reduce the income a Portfolio receives from the companies comprising the Portfolio's investments.

Growth Stock Investing: The Adviser focuses on common stocks that generally have higher growth rates, betas, and price/earnings ratios, and lower yields than the stock market in general as measured by an appropriate market index.

High Yield Investing: This strategy involves investments in high yield securities based on the Adviser's analysis of economic and industry trends and individual security characteristics. The Adviser conducts credit analysis for each security considered for investment to evaluate its attractiveness relative to its risk. A high level of diversification is also maintained to limit credit exposure to individual issuers. See "High Yield Securities" below for further discussion of these securities, including risks.

International Equity Investing: The Adviser's approach to international equity investing is based on its evaluation of both short-term and long-term international economic trends and the relative attractiveness of non-U.S. equity markets and individual securities.

The Adviser considers fundamental investment characteristics, the principles of valuation and diversification, and a relatively long-term investment time horizon. Since liquidity will also be a consideration, emphasis will likely be influenced by the relative market capitalizations of different non-U.S. stock markets and individual securities. Portfolios seek to diversify investments broadly among both developed and newly industrializing foreign countries. Where appropriate, a Portfolio may also invest in regulated investment companies or investment funds which invest in such countries to the extent allowed by applicable law.

Maturity and Duration Management: One of two main components of the Adviser's fixed income investment strategy is maturity and duration management. The maturity and duration structure of a

Portfolio investing in fixed income securities is actively managed in anticipation of cyclical interest rate changes. Adjustments are not made in an effort to capture short-term, day-to-day movements in the market, but instead are implemented in anticipation of longer term shifts in the levels of interest rates. Adjustments made to shorten portfolio maturity and duration are made to limit capital losses during periods when interest rates are expected to rise. Conversely, adjustments made to lengthen maturity are intended to produce capital appreciation in periods when interest rates are expected to fall. The foundation for maturity and duration strategy lies in analysis of the U.S. and global economies, focusing on levels of real interest rates, monetary and fiscal policy actions, and cyclical indicators. See "value investing" for a description of the second main component of the Adviser's fixed income strategy.

About Maturity and Duration: Most debt obligations provide interest (coupon) payments in addition to a final (par) payment at maturity. Some obligations also have call provisions. Depending on the relative magnitude of these payments and the nature of the call provisions, the market values of debt obligations may respond differently to changes in the level and structure of interest rates. Traditionally, a debt security's term-to-maturity has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the interest rate risk or volatility of the security). However, term-to-maturity measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity.

Duration is a measure of the expected life of a fixed income security that was developed as a more precise alternative to the concept of term-to-maturity. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Duration is one of the fundamental tools used by the Adviser in the selection of fixed income securities. Duration is a measure of the expected life of a fixed income security on a present value basis. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, all other factors being the same, the lower the stated or coupon rate of interest of a fixed income security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a fixed income security, the shorter the duration of the security.

There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities generally is thirty years, but current prepayment rates are more critical in determining the securities' interest rate exposure. In these and other similar situations, the Adviser will use sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.

Money Market Investing: The Cash Reserves Portfolio invests in securities which present minimal credit risk and may not yield as high a level of current income as securities of lower quality or longer maturities which generally have less liquidity, greater market risk and more price fluctuation. The Cash Reserves Portfolio is designed to provide maximum stability of principal. However, because the Cash Reserves Portfolio invests in the money market obligations of private financial and non-financial corporations in addition to those of the U.S. Government or its agencies and instrumentalities, it offers higher credit risk and yield potential relative to money market funds which invest exclusively in U.S. Government securities. The Cash Reserves Portfolio seeks to maintain, but does not guarantee, a constant net asset value of $1.00 per share.

A-1 and Prime-1 Commercial Paper Ratings: Commercial paper rated A-1 by Standard & Poor's Corporation ("Standard & Poor's") has the following characteristics:
(1) liquidity ratios are adequate to meet cash requirements; (2) long-term senior debt is rated "A" or better; (3) the issuer has access to at least two additional channels of borrowing; (4) basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; (5) typically, the issuer's industry is well established and the issuer has a strong position within the industry; and (6) the reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is A-1, A-2, or A-
3. The rating Prime-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and the appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships that exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Mortgage Investing: As described in the prospectus, certain Portfolios may invest greater than 50% of their assets, and other Portfolios also may invest, in mortgage-related securities. These include mortgage securities representing interests in pools of mortgage loans made by lenders such as commercial banks, savings and loan associations, mortgage bankers and others. The pools are assembled by various organizations, including the Government National Mortgage Association ("GNMA"), Freddie Mac, Fannie Mae, other government agencies, and private issuers. It is expected that a Portfolio's primary emphasis will be in mortgage securities issued by the various government-related organizations. However, a Portfolio may invest, without limit, in mortgage securities issued by private issuers when the Adviser deems that the quality of the investment, the quality of the issuer, and market conditions warrant such investments. Securities issued by private issuers will be rated investment grade by Moody's or Standard & Poor's or be deemed by the Adviser to be of comparable investment quality.

Municipals Management: Municipals management emphasizes a diversified portfolio of high grade municipal debt securities. These securities generally provide interest income that is exempt from federal regular income tax. However, the interest on certain types of municipal securities may be subject to the alternative minimum tax.

The Adviser manages the Fund's municipal Portfolios with the goal of maximizing their total return. This means that they may invest in taxable investments when the prospective after-tax total return on such investments is attractive, regardless of the taxable nature of income on the security. Municipal Portfolios also may invest in taxable investments such as U.S. Governments, agencies, corporates, cash equivalents, preferred stocks, mortgage securities, asset-backed securities, floaters, and inverse floaters.

Value Investing: One of two primary components of the Adviser's fixed income strategy is value investing. The Adviser seeks to identify undervalued sectors and securities through analysis of credit quality, option characteristics and liquidity. Quantitative models are used in conjunction with judgment and experience to evaluate and select securities with embedded put or call options which are attractive on a risk- and option-adjusted basis. Successful value investing will permit a Portfolio to benefit from the price appreciation of individual securities during periods when interest rates are unchanged.

Value Stock Investing: The Adviser emphasizes common stocks that it believes are undervalued relative to the stock market in general as measured by an appropriate market index. The Adviser determines value using a variety of measures, including price/earnings and price/book ratios. Value stocks generally pay dividends, but the Adviser may select non-dividend paying stocks for their value characteristics.


                                  INVESTMENTS

ADRs: American Depositary Receipts ("ADRs") are dollar-denominated securities which are listed and traded in the United States, but which represent claims to shares of foreign stocks. They are treated as U.S. Equity Securities for purposes of the Portfolios' investment policies. ADRs may be either sponsored or unsponsored. Unsponsored ADR facilities typically provide less information to ADR holders. ADRs also include American Depositary Shares.

Agencies: Agencies are Fixed Income Securities issued or guaranteed by federal agencies and U.S. Government sponsored instrumentalities. They may or may not be backed by the full faith and credit of the U.S. Government. If they are not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the United States include the Export Import Bank, Farmers Home Administration, Federal Financing Bank, and others. Certain debt issued by Resolution Funding Corporation has both its principal and interest backed by the full faith and credit of the U.S. Treasury in that its principal is defeased by U.S. Treasury zero coupon issues, while the U.S. Treasury is explicitly required to advance funds sufficient to pay interest on it, if needed. Certain agencies and instrumentalities, such as the GNMA, are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make "indefinite and unlimited" drawings on the Treasury, if needed to service its debt. Debt from certain other agencies and instrumentalities, including the Federal Home Loan Bank and Fannie Mae, are not guaranteed by the United States, but those institutions are protected by the discretionary authority of the U.S. Treasury to purchase certain amounts of their securities to assist them in meeting their debt obligations. Finally, other agencies and instrumentalities, such as the Farm Credit System and the Freddie Mac, are federally chartered institutions under Government supervision, but their debt securities are backed only by the credit worthiness of those institutions, not the U.S. Government. Some of the U.S. Government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration and The Tennessee Valley Authority.

An instrumentality of the U.S. Government is a government agency organized under federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks and Fannie Mae.

Asset-Backed Securities: Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

Asset-backed securities are not issued or guaranteed by the United States Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with the mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holders.

The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for such securities.

Brady Bonds: Brady Bonds are both Emerging Market Securities and Foreign Fixed Income Securities. They are created by exchanging existing commercial bank loans to foreign entities for new obligations for the purpose of restructuring the issuers' debts under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the Brady Plan). Brady Bonds have been issued fairly recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are dollar-denominated). They are actively traded in the over-the-counter secondary market. Portfolios will only invest in Brady Bonds consistent with quality specifications.

Dollar-denominated, collateralized Brady Bonds may be fixed rate par bonds or floating rate discount bonds. These Brady Bonds are generally collateralized in full as to principal due at maturity by U.S. Treasury Zero Coupon Obligations having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized.

Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury Zero Coupon Obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments due on the Brady Bonds in the normal course. In light of the residual risk of the Brady Bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds generally are viewed as speculative.

Cash Equivalents: Cash equivalents are short-term Fixed Income Securities comprising:

(1) Time deposits, certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances issued by a commercial bank or savings and loan association. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Certificates of deposit are negotiable short-term obligations issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

Each Portfolio may invest in obligations of U.S. banks, and, except for the Domestic Fixed Income Portfolio, in foreign branches of U.S. banks (Eurodollars) and U.S. branches of foreign banks (Yankee dollars). Euro and Yankee dollar investments will involve some of the same risks of investing in international securities that are discussed in the foreign investing section of this SAI.

The Portfolios will not invest in any security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation, (ii) in the case of U.S. banks, it is a member of the Federal Deposit Insurance Corporation, and
(iii) in the case of foreign branches of U.S. banks, the security is deemed by the Adviser to be of an investment quality comparable with other debt securities which the Portfolio may purchase.

(2) Each Portfolio (except the Cash Reserves Portfolio) may invest in commercial paper rated at time of purchase by one or more Nationally Recognized Statistical Rating Organizations ("NRSRO") in one of their two highest categories, (e.g., A-l or A-2 by Standard & Poor's or Prime 1 or Prime 2 by Moody's), or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated high-grade by a NRSRO (e.g., A or better by Moody's, Standard & Poor's or Fitch IBCA ("Fitch")). The Cash Reserves Portfolio invests only in commercial paper rated in the highest category;

(3) Short-term corporate obligations rated high-grade at the time of purchase by a NRSRO (e.g., A or better by Moody's, Standard & Poor's or Fitch);

(4) U.S. Government obligations including bills, notes, bonds and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. Government and differ mainly in interest rates, maturities and dates of issue;

(5) Government Agency securities issued or guaranteed by U.S. Government sponsored instrumentalities and Federal agencies. These include securities issued by the Federal Home Loan Banks, Federal Land Bank, Farmers Home Administration, Farm Credit Banks, Federal Intermediate Credit Bank, Fannie Mae, Federal Financing Bank, the Tennessee Valley Authority, and others;

(6) repurchase agreements collateralized by securities listed above; and

(7) The Cash Reserves Portfolio's investments in Cash Equivalents are limited by the quality, maturity and diversification requirements adopted under Rule 2a-7 of the Investment Company Act of 1940 ("1940 Act").

Commercial paper refers to short-term fixed income securities with maturities ranging from 2 to 270 days. They are primarily issued by corporations needing to finance large amounts of receivables, but may be issued by banks and other borrowers. Commercial paper is issued either directly or through broker-dealers, and may be discounted or interest-bearing. Commercial paper is unsecured, but is almost always backed by bank lines of credit. Virtually all commercial paper is rated by Moody's or Standard & Poor's.

CMOs: Collateralized mortgage obligations ("CMOs") are Derivatives structured as debt obligations or multiclass pass-through certificates. CMOs are issued by agencies or instrumentalities of the U.S. Government or by private originators or investors in mortgage loans. They are backed by mortgage securities (discussed below) or whole loans (all such assets, the "Mortgage Assets") and are evidenced by a series of bonds or certificates issued in multiple classes. Each class of a CMO, often referred to as a "tranche," may be issued with a specific fixed or floating coupon rate and has a stated maturity or final scheduled distribution date. The principal and interest on the underlying Mortgage Assets may be allocated among the several classes of a series of CMOs in many ways. Interest is paid or accrues on CMOs on a monthly, quarterly or semi-annual basis.

CMOs may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment banks and special purpose subsidiaries of the foregoing. CMOs that are issued by private sector entities and are backed by assets lacking a guarantee of an entity having the credit status of a governmental agency or instrumentality are generally structured with one or more types of credit enhancement as described below. An issuer of CMOs may elect to be treated for federal income tax purposes as a Real Estate Mortgage Investment Conduit (a "REMIC"). An issuer of CMOs issued after 1991 must elect to be treated as a REMIC or it will be taxable as a corporation under rules regarding taxable mortgage pools.

The principal and interest on the Mortgage Assets may be allocated among the several classes of a CMO in many ways. The general goal in allocating cash flows on Mortgage Assets to the various classes of a CMO is to create certain tranches on which the expected cash flows have a higher degree of predictability than do the underlying Mortgage Assets. As a general matter, the more predictable the cash flow is on a particular CMO tranche, the lower the anticipated yield on that tranche at the time of issue will be relative to prevailing market yields on Mortgage Assets. As part of the process of creating more predictable cash flows on certain tranches of a CMO, one or more tranches generally must be created that absorb most of the changes in the cash flows on the underlying Mortgage Assets. The yields on these tranches are generally higher than prevailing market yields on other mortgage related securities with similar average lives. Principal prepayments on the underlying Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final scheduled distribution dates. Because of the uncertainty of the cash flows on these tranches, the market prices and yields of these tranches are more volatile. In addition, some inverse floating rate obligation CMOs exhibit extreme sensitivity to changes in prepayments. As a result, the yield to maturity of these CMOs is sensitive not only to changes in interest rates, but also to changes in prepayment rates on the related underlying Mortgage Assets.

Included within the category of CMOs are PAC Bonds. PAC Bonds are a type of CMO tranche or series designed to provide relatively predictable payments, provided that, among other things, the actual prepayment experience on the underlying Mortgage Assets falls within a predefined range. If the actual prepayment experience on the underlying Mortgage Assets is faster or slower than the predefined range or if deviations from other assumptions occur, payments on the PAC Bond may be earlier or later than predicted and the yield may rise or fall. The magnitude of the predefined range varies from one PAC Bond to another; a narrower range increases the risk that prepayments on the PAC Bond will be greater or smaller than predicted. Because of these features, PAC Bonds generally are less subject to the risk of prepayment than are other types of mortgage related securities.

Possible Risks: Due to the possibility that prepayments (on home mortgages and other collateral) will alter the cash flow on CMOs, it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and slower prepayments will lengthen it. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security. In selecting these securities, the Adviser will look for those securities that offer a higher yield to compensate for any variation in average maturity.

Like bonds in general, mortgage securities will generally decline in price when interest rates rise. Rising interest rates also tend to discourage refinancings of home mortgages with the result that the average life of mortgage securities that a Portfolio holds may be lengthened. This extension of average life causes the market price of the securities to decrease further than if their average lives were fixed. In part to compensate for these risks, mortgages will generally offer higher yields than comparable bonds. However, when interest rates fall, mortgages may not enjoy as large a gain in market value due to prepayment risk because additional mortgage prepayments must be reinvested at lower interest rates.

Common Stock: Common stocks are Equity Securities representing an ownership interest in a corporation, entitling the shareholder to voting rights and receipt of dividends paid based on proportionate ownership.

Convertibles: Convertibles may be considered either Equity Securities or Fixed Income Securities. They are commonly corporates or preferred stocks which may be exchanged for a fixed number of shares of common stock at the purchaser's option. Convertibles may be viewed as an investment in the convertible security or the security into which it may be exchanged. Therefore, the Fund's equity, fixed income and balanced Portfolios may all purchase convertibles.

Corporates: Corporate bonds ("Corporates") are Fixed Income Securities issued by private corporations. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. A Portfolio will buy corporates subject to any quality constraints. If a Portfolio holds a security that is down-graded, the Portfolio may retain the security if the Adviser deems retention of the security to be in the best interests of the Portfolio.

Depositary Receipts: Depositary receipts are Foreign Equity Securities, including Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs"), and other similar types of depositary shares. Depositary receipts are securities that can be traded in U.S. or foreign securities markets but which represent ownership interests in a security or pool of securities by a foreign or U.S. corporation. Depositary receipts may be sponsored or unsponsored. The depositary of unsponsored depositary receipts may provide less information to receipt holders.

Holders of unsponsored GDRs and EDRs generally bear all the costs associated with establishing the unsponsored GDRs and EDRs. The depositary of unsponsored GDRs and EDRs is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through to the holders of the unsponsored GDRs and EDRs voting rights with respect to the deposited securities or pool of securities. GDRs and EDRs are not necessarily denominated in the same currency as the underlying securities to which they may be connected. Generally, GDRs or EDRs in registered form are designed for use in the U.S. securities market and GDRs or EDRs in bearer form are designed for use in securities markets outside the United States. Portfolios may invest in sponsored and unsponsored GDRs and EDRs. For purposes of the Fund's investment policies, a Portfolio's investments in GDRs or EDRs will be deemed to be investments in the underlying securities.

Derivatives: Derivatives are financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivatives include the following instruments, each of which is described in this Statement of Additional Information: CMOs, Forwards, Futures, Options, SMBS, Structured Investments, Structured Notes, and Swaps.

Each Portfolio (except the Cash Reserves Portfolio) may use derivatives for various purposes. A Portfolio will use derivatives only in circumstances where they offer the most economic means of improving its risk/reward profile. A Portfolio will not use derivatives to increase its risk above the level that it could achieve using only traditional investment securities. A Portfolio also will not use derivatives to acquire exposure to changes in the value of assets or indexes of assets that it could not acquire and hold directly. Any applicable limitations are described under each investment definition. The Portfolios may enter into over-the-counter Derivatives transactions with counterparties approved by the Adviser in accordance with guidelines established by the Board of Trustees ("Board"). These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties with ratings below AA. Derivatives include, but are not limited to, CMOs, forwards, futures, options, SMBS, structured investments, structured notes and swaps.

When a Portfolio engages in certain types of derivatives transactions, including certain forwards, futures, options and mortgage derivatives, it will have to segregate cash and/or liquid securities to cover its obligations. At certain levels, this can cause a Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. A Portfolio in that position could be forced to sell other securities that it wanted to retain or to realize unintended gains or losses.

Emerging Market Securities: Emerging market securities are Foreign Equity Securities or Foreign Fixed Income Securities issued by a company that has one or more of the following characteristics: (i) its principal securities trading market is in an emerging market, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in emerging markets, or (iii) it is organized under the laws of, and has a principal office in, an emerging market country. The Adviser will base determinations as to eligibility on publicly available information and inquiries made to the companies.

Investing in emerging market countries may entail purchasing securities issued by or on behalf of entities that are insolvent, bankrupt, in default or otherwise engaged in an attempt to reorganize or reschedule their obligations, and in entities that have little or no proven credit rating or credit history. In any such case, the issuer's poor or deteriorating financial condition may increase the likelihood that the investing Portfolio will experience losses or diminution in available gains due to bankruptcy, insolvency or fraud. With respect to any emerging market country, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) that could affect adversely the economies of such countries or the value of a

Portfolio's investments in those countries. It may be difficult to obtain and enforce a judgment in a court outside the United States. Portfolios that invest in emerging markets may also be exposed to an extra degree of custodial and/or market risk, especially where the securities purchased are not traded on an official exchange or where ownership records regarding the securities are maintained by an unregulated entity (or even the issuer itself).

Equity Securities: Equity securities generally represent an ownership interest in an issuer, or may be convertible into or represent a right to acquire an ownership interest in an issuer. While there are many types of equity securities, prices of all equity securities will fluctuate. Economic, political and other events may affect the prices of broad equity markets. For example, changes in inflation or consumer demand may affect the prices of equity securities generally in the United States. Similar events also may affect the prices of particular equity securities. For example, news about the success or failure of a new product may affect the price of a particular issuer's equity securities. Equity securities include the following types of instruments, each of which is described in this Statement of Additional Information: ADRs, Common Stock, Convertibles, Investment Companies, Preferred Stock, Rights and Warrants.

Fixed Income Securities: Fixed income securities generally represent an issuer's obligation to repay money that it has borrowed together with interest on the amount borrowed. Fixed income securities come in many varieties and may differ in the way that interest is calculated, the amount and frequency of payments, and the type of collateral, if any. Some fixed income securities may have other novel features such as conversion rights. Fixed income securities include the following types of instruments, each of which is described in this Statement of Additional Information: Agencies, Asset-Backed Securities, Cash Equivalents, Convertibles, Corporates, Floaters, High Yield Securities, Inverse Floaters, Loan Participations and Assignments, Mortgage Securities, Municipals, NY Municipals, Preferred Stock, Repurchase Agreements, U.S. Governments, When-Issued Securities, Yankee and Eurodollar Obligations and Zero Coupons.

Prices of fixed income securities fluctuate and, in particular, are subject to credit risk and market risk. Credit risk is the possibility that an issuer may be unable to meet scheduled interest and principal payments. Market risk is the possibility that a change in interest rates or the market's perception of the issuer's prospects may adversely affect the value of a fixed income security. Economic, political and other events also may affect the prices of broad fixed-income markets. The duration and maturity of a fixed income security also affect its price volatility. These concepts are described above in Maturity and Duration Management. Generally, securities with longer maturities or durations will experience greater price volatility.

Generally, the values of fixed income securities vary inversely with changes in interest rates, so that during periods of falling interest rates the values of outstanding fixed income securities generally rise and during periods of rising interest rates, the values of such securities generally decline. Prepayments and call provisions also will affect the maturity and value of some fixed income securities. The occurrence of prepayments and calls generally increases in response to a decline in interest rates as debtors take advantage of the opportunity to refinance their obligations. When this happens, a Portfolio may be forced to reinvest in lower yielding fixed income securities.

Floaters: Floaters are Fixed Income Securities with a floating or variable rate of interest, i.e., the rate of interest varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain floating or variable rate obligations may carry a demand feature that permits the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. When the demand feature of certain floating or variable rate obligations represents an obligation of a foreign entity, the demand feature will be subject to certain risks discussed under foreign investing.

Foreign currency: Portfolios investing in Foreign Securities will regularly transact security purchases and sales in foreign currencies. These Portfolios may hold foreign currency or purchase or sell currencies on a forward basis. See Forwards, below.

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

Foreign currency warrants.  Portfolios may invest in foreign currency warrants,
-------------------------
which entitle the holder to receive from the issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time.

Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese Yen or the Euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges.

Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case where the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants.

Foreign currency warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation ("OCC"). Unlike foreign currency options issued by the OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to complex political or economic factors.

Principal exchange rate linked securities.  Principal exchange rate linked
-----------------------------------------
securities are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; "reverse" principal exchange rate linked securities are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Performance indexed paper.  Performance indexed paper is U.S. dollar-denominated
-------------------------
commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Foreign Equity Securities: Foreign equity securities are Equity Securities of foreign issuers denominated in foreign currency and traded primarily in non-U.S. markets, including depositary receipts. See also Foreign Securities, below.

Foreign Fixed Income Securities: Foreign fixed income securities are Fixed Income Securities denominated in foreign currency and issued and traded primarily outside of the U.S., including: (1) obligations issued or guaranteed by foreign national governments, their agencies, instrumentalities, or political subdivisions; (2) debt securities issued, guaranteed or sponsored by supranational organizations established or supported by several national governments, including the World Bank, the European Community, the Asian Development Bank and others; (3) non-government foreign corporate debt securities; and (4) foreign mortgage securities and various other mortgages and asset-backed securities. See also Foreign Securities, below.

Foreign Securities: Foreign Securities include Brady Bonds, Depositary Receipts, Emerging Market Securities, Foreign Currency, Foreign Equity Securities, Foreign Fixed Income Securities, and Investment Funds. Investing in foreign securities involves certain special risks not typically associated with investing in domestic securities. Since the securities of foreign issuers are frequently denominated in foreign currencies, and since the Portfolios may temporarily hold uninvested reserves in bank deposits in foreign currencies, the Portfolios will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. Certain Portfolios may enter into forward foreign currency exchange contracts to hedge their respective holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

As non-U.S. companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic issuers, there may be less publicly available information about certain foreign securities than about domestic securities. Securities of some foreign issuers are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed issuers than in the United States. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries.

Although the Portfolios will endeavor to achieve most favorable execution costs in their Portfolio transactions, fixed commissions on many foreign exchanges are generally higher than negotiated commissions on U.S. exchanges. In addition, it is expected that the expenses for custodian arrangements of the Portfolio's foreign securities will be somewhat greater than the expenses for the custodian arrangements for handling U.S. securities of equal value.

Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries. However, these foreign withholding taxes are not expected to have a significant impact on those Portfolios for which the investment objective is to seek long-term capital appreciation and any income should be considered incidental.

European Currency Transition.  On January 1, 1999, the European Monetary Union
(EMU) implemented a new currency unit, the Euro, which is expected to reshape financial markets, banking systems and monetary policies in Europe and other parts of the world. Implementation of this plan means that financial transactions and market information, including share quotations and company accounts, in participating countries are now denominated in Euros. Monetary policy for participating countries is uniformly managed by a new central bank, the European Central Bank.

The transition to the Euro may change the economic environment and behavior of investors, particularly in European markets. For example, the process of implementing the Euro may adversely affect financial markets worldwide and may result in changes in the relative strength and value of the U.S. dollar or other major currencies, as well as possible adverse tax consequences. The transition to the Euro is likely to have a significant impact on fiscal and monetary policy in the participating countries and may produce unpredictable effects on trade and commerce generally. These resulting uncertainties could create increased volatility in financial markets worldwide.

Forwards: Forward Foreign Currency Exchange Contracts ("Forwards") are Derivatives which are used to protect against uncertainty in the level of future foreign exchange rates. A forward foreign currency exchange contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Such contracts do not eliminate fluctuations caused by changes in the local currency prices of the securities, but rather, they establish an exchange rate at a future date. Also, although such contracts can minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they limit any potential gain that might be realized.

A Portfolio may use currency exchange contracts in the normal course of business to lock in an exchange rate in connection with purchases and sales of securities denominated in foreign currencies (transaction hedge) or to lock in the U.S. dollar value of portfolio positions (position hedge). In addition, the Portfolios may cross hedge currencies by entering into a transaction to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which a Portfolio has or expects to have portfolio exposure. Portfolios may also engage in proxy hedging which is defined as entering into positions in one currency to hedge investments denominated in another currency, where the two currencies are economically linked. A Portfolio's entry into forward contracts, as well as any use of cross or proxy hedging techniques will generally require the Portfolio to hold liquid securities or cash equal to the Portfolio's obligations in a segregated account throughout the duration of the contract.

A Portfolio may also combine forward contracts with investments in securities denominated in other currencies in order to achieve desired credit and currency exposures. Such combinations are generally referred to as synthetic securities. For example, in lieu of purchasing a foreign bond, a Portfolio may purchase a U.S. dollar-denominated security and at the same time enter into a forward contract to exchange U.S. dollars for the contract's underlying currency at a future date. By matching the amount of U.S. dollars to be exchanged with the anticipated value of the U.S. dollar-denominated security, a Portfolio may be able to lock in the foreign currency value of the security and adopt a synthetic investment position reflecting the credit quality of the U.S. dollar-denominated security.

Risks. Forward contracts are not traded on contract markets regulated by the Securities and Exchange Commission ("SEC") or the Commodity Futures Trading Commission ("CFTC"). They are traded through financial institutions acting as market-makers. Portfolios that trade forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with them.

Forward contracts may be traded on foreign exchanges. These transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors,
(ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Portfolio's ability to act upon economic events occurring in foreign markets during non business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

Currency hedging strategies involve certain other risks as well. There is a risk in adopting a transaction hedge or position hedge to the extent that the value of a security denominated in foreign currency is not exactly matched with a Portfolio's obligation under the forward contract. On the date of maturity, a Portfolio may be exposed to some risk of loss from fluctuations in that currency. Although the Adviser will attempt to hold such mismatching to a minimum, there can be no assurance that the Adviser will be able to do so. For proxy hedges, cross hedges or a synthetic position, there is an additional risk in that these transactions create residual foreign currency exposure. When a Portfolio enters into a forward contract for purposes of creating a position hedge, transaction hedge, cross hedge or a synthetic security, it will generally be required to hold liquid securities or cash in a segregated account with a daily value at least equal to its obligation under the forward contract.

Futures: Futures contracts and options on futures contracts ("Futures") are Derivatives. Each Portfolio, except the Cash Reserves Portfolio, may invest in Futures. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the CFTC.

Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

Futures traders are required to make a good faith margin deposit in cash or acceptable securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying securities) if it is not terminated prior to the specified delivery date. Minimum initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on the basis of margin deposits that may range upward from less than 5% of the value of the contract being traded. A Portfolio's margin deposits will be placed in a segregated account maintained by the Fund's custodian or with a futures commission merchant as approved by the Board.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Fund expects to earn interest income on its margin deposits.

Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held for investment purposes or expected to be acquired by them. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the value of the underlying securities. Regulations of the CFTC applicable to the Fund require that the aggregate initial margins and premiums required to establish non-hedging positions not exceed 5% of the liquidation value of a Portfolio.

Although techniques other than the sale and purchase of futures contracts could be used to control a Portfolio's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Portfolios will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.

Risks. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Portfolio has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Portfolio may be required to make delivery of the instruments underlying interest rate futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on a Portfolio's ability to effectively hedge. A Portfolio will minimize the risk that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. A Portfolio would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

A Portfolio's use of futures involves the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the Portfolio securities being hedged. It is also possible that a Portfolio could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk that a Portfolio could lose margin deposits in the event of bankruptcy of a broker with whom the Portfolio has an open position in a futures contract or related option. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

High Yield Securities: High yield securities are Fixed Income Securities, generally corporates, preferred stocks, and convertibles, rated Ba through C by Moody's or BB through D by Standard & Poor's, and unrated fixed income securities considered to be of equivalent quality. Securities rated less than Baa by Moody's or BBB by Standard & Poor's are classified as non-investment grade securities and are commonly referred to as junk bonds or high yield, high risk securities. Such securities carry a high degree of risk and are considered speculative by the major credit rating agencies. See the Appendix for more information about fixed income security ratings. Investment grade securities that Portfolios hold may be downgraded to below investment grade by the rating agencies. If a Portfolio holds a security that is downgraded, the Portfolio may choose to retain the security.

While fixed income securities rated below investment grade offer high yields, they also normally carry with them a greater degree of risk than securities with higher ratings. Lower-rated bonds are considered speculative by traditional investment standards. High yield securities may be issued as a consequence of corporate restructuring or similar events. Also, high yield securities are often issued by smaller, less credit worthy companies, or by highly leveraged (indebted) firms, which are generally less able than more established or less leveraged firms to make scheduled payments of interest and principal. High yield securities issued under these circumstances pose substantial risks. The price movement of high yield securities is influenced less by changes in interest rates and more by the financial and business position of the issuing corporation when compared to investment grade bonds. Compared with investment grade securities, the values of high yield securities tend to be more volatile and may react with greater sensitivity to changes in interest rates.

The High Yield market is subject to credit risk. Default rates and recoveries fluctuate, driven by numerous factors including the general economy. From 1970-1999, Moody's estimates an average annual default rate for speculative-grade issuers of 3.45%. In addition, the secondary market for high yield securities is generally less liquid than that for investment grade corporate securities. In periods of reduced market liquidity, high yield bond prices may become more volatile, and both the high yield market and a Portfolio may experience sudden and substantial price declines.

A lower level of liquidity might have an effect on a Portfolio's ability to value or dispose of such securities. Also, there may be significant disparities in the prices quoted for high yield securities by various dealers. Under such conditions, a Portfolio may find it difficult to value its securities accurately. A Portfolio may also be forced to sell securities at a significant loss in order to meet shareholder redemptions. These factors add to the risks associated with investing in high yield securities.

High yield bonds may also present risks based on payment expectations. For example, high yield bonds may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, a Portfolio would have to replace the security with a lower yielding security, resulting in a decreased return for investors.

Certain types of high yield bonds are non-income paying securities. For example, zero coupons pay interest only at maturity and payment-in-kind bonds pay interest in the form of additional securities. Payment in the form of additional securities, or interest income recognized through discount accretion, will, however, be treated as ordinary income which will be distributed to shareholders even though the Portfolio does not receive periodic cash flow from these investments.

Inverse Floaters: Inverse floating rate obligations ("inverse floaters") are Fixed Income Securities which have coupon rates that vary inversely to another specified floating rate, such as LIBOR (London Inter-Bank Offered Rate). If the specified reference rate rises, the coupon rate of the inverse floater falls, while a decrease in the reference rate causes an increase in the inverse floater's coupon rate. Inverse floaters may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturity. Inverse floater CMOs exhibit greater price volatility than the majority of mortgage pass-through securities or CMOs. Some inverse floater CMOs are extremely sensitive to changes in prepayments. As a result, the yield to maturity of an inverse floater CMO is sensitive not only to changes in interest rates but also to changes in prepayment rates on the related underlying mortgage assets.

Investment Companies: Investment companies are Equity Securities and include open-end or closed-end investment companies. The 1940 Act generally prohibits the Portfolios from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the Portfolio's total assets in any one investment company and no more than 10% in any combination of investment companies. The 1940 Act also prohibits the Portfolios from acquiring in the aggregate more than 10% of the outstanding voting shares of any registered closed-end investment company.

To the extent a Portfolio invests a portion of its assets in investment companies, those assets will be subject to the expenses of the investment company as well as to the expenses of the Portfolio itself. The Portfolios may not purchase shares of any affiliated investment company except as permitted by SEC rule or order.

Investment Funds: Investment funds are Emerging Market Securities. Some emerging market countries have laws and regulations that currently preclude or limit direct foreign investment in the securities of their companies. However, indirect foreign investment in the securities of companies listed and traded on the stock exchanges in these countries is permitted by certain emerging market countries through investment funds. Portfolios that may invest in these Investment Funds are subject to applicable law as discussed under

Investment Restrictions and will invest in such Investment Funds only where appropriate given that the Portfolio's shareholders will bear indirectly the layer of expenses of the underlying investment funds in addition to their proportionate share of the expenses of the Portfolio. Under certain circumstances, an investment in an investment fund will be subject to the additional limitations that apply to investments in investment companies.

Investment Grade Securities: Investment grade securities are Fixed Income Securities that are (a) rated by one or more NRSROs in one of the four highest rating categories at the time of purchase (e.g., AAA, AA, A or BBB by Standard & Poor's or Fitch or Aaa, Aa, A or Baa by Moody's); (b) guaranteed by the U.S. Government or a private organization; or (c) considered by the Adviser to be investment grade quality. Securities rated BBB or Baa represent the lowest of four levels of Investment Grade Securities and are regarded as borderline between definitely sound obligations and those in which the speculative element begins to predominate. Securities rated A or higher are considered to be "high grade." Any Portfolio is permitted to hold Investment Grade Securities or "high grade" securities, and may hold unrated securities if the Adviser considers the risks involved in owning that security to be equivalent to the risks involved in holding an Investment Grade Security or "high grade" security, respectively.
The Adviser may retain securities if their ratings fall below investment grade if it deems retention of the security to be in the best interests of the Portfolio.

Mortgage securities, including mortgage pass-throughs and CMOs, deemed investment grade by the Adviser, will either carry a guarantee from an agency of the U.S. Government or a private issuer of the timely payment of principal and interest (such guarantees do not extend to the market value of such securities or the net asset value per share of the Portfolio) or, in the case of unrated securities, be sufficiently seasoned that they are considered by the Adviser to be investment grade quality.

Loan Participations and Assignments: Loan participations and assignments are Fixed Income Securities. A Portfolio may invest in fixed rate and floating rate loans ("Loans") arranged through private negotiations between an issuer of sovereign debt obligations and one or more financial institutions ("Lenders"). A Portfolio's investments in Loans are expected in most instances to be in the form of participation in Loans ("Participations") and assignments of all or a portion of Loans ("Assignments") from third parties. In the case of a Participation, a Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. If a Lender selling a Participation becomes insolvent, a Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. Certain Participations may be structured in a manner designed to avoid purchasers of Participations being subject to the credit risk of the Lender with respect to the Participation. Even under such a structure, in the event of the Lender's insolvency, the Lender's servicing of the Participation may be delayed and the assignability of the Participation may be impaired. A Portfolio will acquire Participations only if the Lender interpositioned between the Portfolio and the borrower is determined by the Adviser to be creditworthy.

When a Portfolio purchases Assignments from Lenders it will acquire direct rights against the borrower on the Loan. However, because Assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. Because there is no liquid market for such securities, the Portfolio anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and the Portfolio's ability to dispose of particular Assignments or Participations when necessary to meet the Portfolio's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for the Portfolio to assign a value to those securities for purposes of valuing the Portfolio's holdings and calculating its net asset value.

Participations and Assignments involve a risk of loss in case of default or insolvency of the borrower. In addition, they may offer less legal protection to a Portfolio in the event of fraud or misrepresentation and may involve a risk of insolvency of the Lender. Certain Participations and Assignments may also include standby financing commitments that obligate the investing Portfolio to supply additional cash to the borrower on demand. Participations involving emerging market country issuers may relate to Loans as to which there has been or currently exists an event of default or other failure to make payment when due, and may represent amounts owed to Lenders that are themselves subject to political and economic risks, including the risk of currency devaluation, expropriation, or failure. Those Participations and Assignments present additional risk of default or loss.

Mortgage Securities: Mortgage-backed securities ("Mortgage Securities") are Fixed Income Securities representing an ownership interest in a pool of residential and commercial mortgage loans. Generally, these securities are designed to provide monthly payments of interest and principal to the investor. The mortgagee's monthly payments to his/her lending institution are passed through to investors such as the Portfolio. Most issuers or poolers provide guarantees of payments, regardless of whether the mortgagor actually makes the payment. The guarantees made by issuers or poolers are supported by various forms of credit, collateral, guarantees or insurance, including individual loan, title, pool and hazard insurance purchased by the issuer. The pools are assembled by various governmental, government-related and private organizations. Portfolios may invest in securities issued or guaranteed by GNMA, FHLMC, Fannie Mae, private issuers and other government agencies. There can be no assurance that the private insurers can meet their obligations under the policies. Mortgage securities issued by non-agency issuers, whether or not such securities are subject to guarantees, may entail greater risk. If a Portfolio purchases a mortgage security that does not have an issuer-provided guarantee, the security will be rated investment grade at the time of purchase by one or more NRSROs, or, if unrated, deemed by the Adviser to be of equivalent quality.

A mortgage-backed bond is a collateralized debt security issued by a thrift or financial institution. The bondholder has a first priority perfected security interest in collateral, usually consisting of agency mortgage pass-through securities, although other assets, including U.S. Treasuries (including zero coupon U.S. Treasuries), agencies, cash equivalent securities, whole loans and corporate bonds, may qualify. The amount of collateral must be continuously maintained at levels from 115% to 150% of the principal amount of the bonds issued, depending on the specific issue structure and collateral type.

Average Life. The average life of pass-through pools varies with the maturities, coupon rates, and type of the underlying mortgage instruments. In addition, a pool's term may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions.

Returns of Mortgage Securities. Yields on mortgage pass-through securities are typically quoted based on a prepayment assumption derived from the coupon and maturity of the underlying instruments. Actual prepayment experience may cause the realized return to differ from the assumed yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the realized returns of the Portfolios. The compounding effect from reinvestment of monthly payments received by each Portfolio will increase its return to shareholders, compared to bonds that pay interest semi-annually.

About Mortgage Securities. Interests in pools of mortgage securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments resulting from the sale of the underlying property, refinancing or foreclosure net of fees or costs which may be incurred. Some mortgage securities are described as "modified pass-through." These securities entitle the holders to receive all interest and principal payments owed on the mortgages in the pool, net of certain fees, regardless of whether or not the mortgagors actually make payment.

Residential Mortgage-Backed Securities. Pools consist of whole mortgage loans or participation in loans. The majority of these loans are made to purchasers of 1-4 family homes. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate fixed-term mortgages, the Portfolios may purchase pools of adjustable rate mortgages ("ARM"), growing equity mortgages ("GEM"), graduated payment mortgages ("GPM") and other types where the principal and interest payment procedures vary. ARM's are mortgages which reset the mortgage's interest rate with changes in open market interest rates. The Portfolios' interest income will vary with changes in the applicable interest rate on pools of ARM's. GPM and GEM pools maintain constant interest rates, with varying levels of principal repayment over the life of the mortgage. These different interest and principal payment procedures should not impact the Portfolios' net asset values since the prices at which these securities are valued each day will reflect the payment procedures.

All poolers apply standards for qualifications to local lending institutions which originate mortgages for the pools. Poolers also establish credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

Residential mortgage loans are pooled by FHLMC. FHLMC is a corporate instrumentality of the U.S. Government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. FHLMC issues Participation Certificates ("PC's") which represent interests in mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal.

Fannie Mae is a Government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases residential mortgages from a list of approved seller/servicers which include state and federally-chartered savings and loan associations, banks, commercial banks, credit unions, mortgage bankers, state and local housing finance agencies and other financial institutions. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae.

The principal Government guarantor of mortgage-backed securities is GNMA. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by approved institutions and backed by pools of FHA-insured or VA-guaranteed mortgages.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Pools created by such non-governmental issuers generally offer a higher rate of interest than Government and Government-related pools because there are no direct or indirect Government guarantees of payments in the former pools. However, timely payment of interest and principal of these pools is supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers can meet their obligations under the policies. The Portfolios will purchase mortgage securities that are rated investment grade quality by Moody's and/or Standard & Poor's or, if unrated, deemed by the Adviser to be of investment grade quality.

It is expected that Governmental or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payment may vary or whose terms to maturity may be shorter than previously customary. As new types of mortgage-backed securities are developed and offered to investors, the Portfolios will, consistent with their investment objective and policies, consider making investments in such new types of securities.

There are two methods of trading mortgage securities. A specified pool transaction is a trade in which the pool number of the security to be delivered on the settlement date is known at the time the trade is made. This is in contrast with the typical mortgage security transaction, called a TBA (to be announced) transaction, in which the type of mortgage securities to be delivered is specified at the time of trade but the actual pool numbers of the securities that will be delivered are not known at the time of the trade. The pool numbers of the pools to be delivered at settlement will be announced shortly before settlement takes place. The terms of the TBA trade may be made more specific if desired. Generally, agency pass-through mortgage securities are traded on a TBA basis.

Possible Risks: Due to the possibility that prepayments on home mortgages will alter cash flow on Mortgage Securities, it is not possible to determine in advance the actual final maturity date or average life. Like bonds in general, mortgage-backed securities will generally decline in price when interest rates rise. Rising interest rates also tend to discourage refinancings of home mortgages, with the result that the average life of mortgage securities held by a Portfolio may be lengthened. This extension of average life causes the market price of the securities to decrease further than if their average lives were fixed. However, when interest rates fall, mortgages may not enjoy as large a gain in market value due to prepayment risk because additional mortgage prepayments must be reinvested at lower interest rates. Faster prepayment will shorten the average life and slower prepayments will lengthen it. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security. Prepayments at a time when interest rates are falling generally means that a Portfolio may have to invest the principal payments it receives at lower interest rates. In selecting mortgage securities, the Adviser will look for those securities that offer a higher yield to compensate for any variation in average maturity.

Commercial Mortgage-Backed Securities ("CMBS"): CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS have certain distinct characteristics. Commercial mortgage loans are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of the remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan or sale of the property. Unlike most single family residential mortgages, commercial real estate property loans often contain provisions which substantially reduce the likelihood that such securities will be prepaid. The provisions generally impose significant prepayment penalties on loans, and, in come cases there may be prohibitions on principal prepayments for several years following origination.

Municipals: Municipal securities are Fixed Income Securities issued by local, state and regional governments that provide interest income which is exempt from federal income taxes. Municipals include both municipal bonds (those securities with maturities of five years or more) and municipal notes (those with maturities of less than five years). Municipal bonds are issued for a wide variety of reasons: to construct public facilities, such as airports, highways, bridges, schools, hospitals, mass transportation, streets, water and sewer works; to obtain funds for operating expenses; to refund outstanding municipal obligations; and to loan funds to various public institutions and facilities. Certain industrial development bonds are also considered municipal bonds if their interest is exempt from federal income tax. Industrial development bonds are issued by, or on behalf of, public authorities to obtain funds for various privately-operated manufacturing facilities, housing, sports arenas, convention centers, airports, mass transportation systems and water, gas or sewage works. Industrial development bonds are ordinarily dependent on the credit quality of a private user, not the public issuer.

The two principal classifications of municipal bonds are "general obligation" and "revenue" or "special tax" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues.

Industrial revenue bonds in most cases are revenue bonds and generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on such industrial revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Short-term municipal obligations issued by states, cities, municipalities or municipal agencies, include tax anticipation notes, revenue anticipation notes, bond anticipation notes, construction loan notes and short-term discount notes. Project notes are instruments issued by the Department of Housing and Urban Development but issued by a state or local housing agency. While the issuing agency has the primary obligation on such Project notes, they are also secured by the full faith and credit of the United States.

Municipal notes are issued to meet the short-term funding requirements of local, regional and state governments. Municipal notes include bond anticipation notes, revenue anticipation notes and tax and revenue anticipation notes. These are short-term debt obligations issued by state and local governments to aid cash flows while waiting for taxes or revenue to be collected, at which time the debt is retired. Other types of municipal notes in which the Portfolio may invest are construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal bonds generally include debt obligations issued by states and their political subdivisions, and duly constituted authorities and corporations, to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works. Municipal bonds may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.

Note obligations with demand or put options may have a stated maturity in excess of one year, but permit any holder to demand payment of principal plus accrued interest upon a specified number of days' notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer of such notes normally has a corresponding right, after a given period, to repay at its discretion the outstanding principal of the note plus accrued interest upon a specific number of days' notice to the bondholders. The interest rate on a demand note may be based upon a known lending rate, such as the prime lending rate, and be adjusted when such rate changes, or the interest rate on a demand note may be a market rate that is adjusted at specified intervals. Each note purchased by the Portfolios will meet the quality criteria set out in the prospectus for the Portfolios.

The yields of municipal bonds depend on, among other things, general money market conditions, conditions in the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody's and Standard & Poor's represent their opinions of the quality of the municipal bonds rated by them. It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields, while municipal bonds of the same maturity and coupon, but with different ratings may have the same yield. It will be the responsibility of the investment management staff to appraise independently the fundamental quality of the bonds held by the Portfolios.

Municipal bonds are sometimes purchased on a "when-issued" basis, meaning the Portfolio has committed to purchase certain specified securities at an agreed upon price when they are issued. The period between commitment date and issuance date can be a month or more. It is possible that the securities will never be issued and the commitment canceled.

From time to time proposals have been introduced before Congress to restrict or eliminate the federal income tax exemption for interest on municipal bonds. Similar proposals may be introduced in the future. If any such proposal were enacted, it might restrict or eliminate the ability of the Portfolios to achieve their investment objectives. In that event, the Fund's Trustees and officers would reevaluate investment objectives and policies and consider recommending to shareholders changes in such objectives and policies.

Similarly, from time to time proposals have been introduced before state and local legislatures to restrict or eliminate the state and local income tax exemption for interest on municipal bonds. Similar proposals may be introduced in the future. If any such proposal were enacted, it might restrict or eliminate the ability of a Portfolio to achieve its investment objective. In that event, the Fund's Trustees and officers would reevaluate investment objectives and policies and consider recommending to shareholders changes in such objectives and policies.

The Portfolios eligible to purchase municipal bonds may also purchase bonds the income on which is subject to the alternative minimum tax ("AMT bonds"). AMT bonds are tax-exempt private activity bonds issued after August 7, 1986, the proceeds of which are directed, at least in part, to private, for-profit organizations. While the income from AMT bonds is exempt from regular federal income tax, it is a tax preference item in the calculation of the alternative minimum tax. The alternative minimum tax is a special separate tax that applies to some taxpayers who have certain adjustments to income or tax preference items.

NY Municipals: NY Municipals are Fixed Income Securities issued by the New York State government, state agencies and various local governments, including counties, cities, municipalities, townships, special districts and authorities. In general, the credit quality and credit risk of any issuer's debt is contingent upon the state and local economy, the health of the issuer's finances, the amount of the issuer's debt, the quality of management and the strength of legal provisions in the debt document that protects debt holders. Credit risk is usually lower wherever the economy is strong, growing and diversified, where financial operations are sound and the debt burden is reasonable.

Concentration of investment in the securities of one state exposes the NY Municipal Portfolio to greater credit risks than would be present in a nationally diversified portfolio of municipal securities. The risks associated with investment in the securities of a single state include possible tax changes or a deterioration in economic conditions and differing levels of supply and demand for the municipal securities of that state.

Certain state-created agencies have statutory authority to incur debt for which legislation providing for state appropriations to pay debt service thereon is not required. The debt of these agencies is supported by assets of, or revenues derived from, the various projects financed; it is not an obligation of the State. Some of these agencies, however, are indirectly dependent on State funds through various state-assisted programs.

The NY Municipal Portfolio will make significant investments in NY Municipal Bonds. The Portfolio's performance will depend in part upon the ability of the issuers of these Bonds to meet their obligations for the payment of principal and interest. The Portfolio may acquire Bonds whose issuers are affected by the financial circumstances facing New York generally. While the overall wealth of New York, as reflected by its per capita income, is among the highest in the nation, New York has a large accumulated deficit and the per capita debt is among the highest in the country. Additionally, New York City, which represents a significant part of the state's economy, has struggled at times to maintain fiscal stability. Financial difficulties affecting New York's economy generally may also affect municipal securities issuers, by jeopardizing their credit standing, impairing their borrowing abilities, and affording fewer markets for their outstanding debt obligations. In recent years, Standard & Poor's and Moody's have downgraded several different issues of municipal securities of New York City and New York State and their agencies and instrumentalities. Historically, there has been a strong demand for New York Municipal Bonds, and as a consequence, New York Municipal Bonds are often issued with relatively lower yields, and traded in the marketplace at relatively higher prices than comparably rated municipal bonds issued in other jurisdictions.

Options: Options are Derivatives. An option is a legal contract that gives the holder the right to buy or sell a specified amount of the underlying security or futures contract at a fixed or determinable price upon the exercise of the option. A call option conveys the right to buy and a put option conveys the right to sell a specified quantity of the underlying security.

Portfolios may purchase over-the-counter options ("OTC Options") from, or sell them to, securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC Option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Portfolios expect generally to enter into OTC Options that have cash settlement provisions, although it is not required to do so.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC Option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC Option it has entered into with a Portfolio or fails to make a cash settlement payment due in accordance with the terms of that option, the Portfolio will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor of credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC Option will be satisfied. The staff of the SEC currently takes the position that OTC Options purchased by the Portfolios or sold by them (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to each Portfolio's limitation on investing in illiquid securities.

The Portfolios may also write covered-call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to protect against a decline in the U.S. dollar value of a currency due to the changes of exchange rates vis a vis the U.S. dollar and the option is written for a currency other than the currency in which the security is denominated. In such circumstances, the Portfolios will follow the coverage requirements as described in the preceding paragraph.

Risks of Options. Investments in options involve some of the same risks that are involved in connection with investments in futures contracts (e.g., the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying security or contract will not be fully reflected in the value of the option purchased. Those price changes also can result in a Portfolio holding an option that will expire worthless. For example, if a Portfolio purchases a call option and the price of the underlying security falls to rise above the option's strike price, the Portfolio would not exercise the option. As a result, the option will expire worthless and the Portfolio will lose the price it paid for the option. By contrast, if a Portfolio writes a call option on a security and the price of the underlying security rises above the strike price, the purchaser of the option may exercise the option, so that the Portfolio will not benefit from the increase in value of the underlying security.

Depending on the pricing of the option compared to either the futures contract or securities, an option may or may not be less risky than ownership of the futures contract or actual securities. The market prices of options generally can be more volatile than the market prices on the underlying futures contract or securities. Another risk is that the Counterparty to an over-the-counter option will be unable to fulfill its obligation to the Portfolio due to bankruptcy or other circumstances.

Options on Currencies. All Portfolios, except the Cash Reserves, Domestic Fixed Income, Limited Duration and Advisory Mortgage Portfolios, may purchase and write options on foreign currencies in a manner similar to that in which they would use futures contracts on foreign currencies, or forward contracts. For example, a decline in the dollar value of a foreign currency in which Portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. To protect against such diminution in the value of portfolio securities, a Portfolio may purchase put options on the foreign currency. If the value of the currency falls, a Portfolio will have the right to sell the currency for a fixed amount in dollars and thereby offset, in whole or in part, the adverse effect that the foreign currency's fall would have had on the Portfolio's holdings.

Conversely, a Portfolio may buy call options on a foreign currency when the Adviser wants to purchase securities denominated in that currency and believes that the dollar value of that foreign currency will increase, thereby increasing the cost of acquiring those securities. Purchasing such options may offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Portfolio derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Portfolios lose money on transactions in foreign currency options, which could reduce the gain the Portfolio might have achieved from advantageous changes in the exchange rates.

The Portfolios may write options on foreign currencies for the same purposes. For example, where a Portfolio anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the anticipated decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, a Portfolio could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Portfolio to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Portfolio would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Portfolio also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

The Portfolios may only write covered call options on foreign currencies. A call option written on a foreign currency by a Portfolio is "covered" if the Portfolio owns the underlying foreign currency covered by the call, an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the Custodian) or upon conversion or exchange of other foreign currency held in its portfolio. A written call option is also covered if a Portfolio has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash or liquid securities in a segregated account with the Custodian, or (c) maintains in a segregated account cash or liquid securities in an amount not less than the value of the underlying foreign currency in U.S. dollars, marked-to-market daily.

The Portfolios may also write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline in the U.S. dollar value of a security which a Portfolio owns or has the right to acquire due to an adverse change in the exchange rate and which is denominated in the currency underlying the option. In such circumstances, the Portfolio will either "cover" the transaction as described above or collateralize the option by maintaining in a segregated account with the Custodian, cash or liquid securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

Combined Transactions. The Portfolios may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple foreign currency transactions (including forward foreign currency exchange contracts) and any combination of futures, options and foreign currency transactions, instead of a single transaction, as part of a single hedging strategy when, in the opinion of the Adviser, it is in the best interest of the Portfolio to do so. A combined transaction, while part of a single strategy, may contain elements of risk that are present in each of its component transactions and will be structured in accordance with applicable SEC regulations and SEC staff guidelines.

Risks of options on futures contracts and on foreign currencies. Options on foreign currencies are traded over-the-counter through financial institutions acting as market-makers, although they are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, a Portfolio that writes options could lose amounts substantially in excess of its initial investment, due to the margin and collateral requirements.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the

OCC, thereby reducing the risk of counterparty default. Furthermore, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, are subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effect of other political and economic events. In addition, exchange-traded options of foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

In addition, options on foreign currencies may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Portfolio's ability to act upon economic events occurring in foreign markets during non business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

Preferred Stock: Preferred stocks are non-voting ownership shares in a corporation which pay a fixed or variable stream of dividends. Preferred stocks have a preference over common stocks in the event of the liquidation of an issuer. Preferred stocks have many of the characteristics of both Equity Securities and Fixed Income Securities. Therefore, the Fund's equity, fixed income and balanced Portfolios may all purchase preferred stocks.

Repurchase Agreements: Repurchase agreements are Fixed Income Securities in the form of an agreement backed by collateral. Each of the Fund's Portfolios may invest in repurchase agreements collateralized by U.S. Government securities, certificates of deposit and certain bankers' acceptances. Repurchase agreements are transactions by which a Portfolio purchases a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase). The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. In these transactions, the securities purchased by a Portfolio have a total value in excess of the value of the repurchase agreement and are held by the Portfolio's custodian bank until repurchased. Such agreements permit a Portfolio to keep all its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Adviser and the Fund's Administrator will continually monitor the value of the underlying securities to ensure that their value always equals or exceeds the repurchase price.

Pursuant to an SEC order, the Fund's Portfolios may pool their daily uninvested cash balances in order to invest in repurchase agreements on a joint basis. By entering into repurchase agreements on a joint basis, it is expected that the Portfolios will incur lower transaction costs and potentially obtain higher rates of interest on such repurchase agreements. Each Portfolio's participation in the income from jointly purchased repurchase agreements will be based on that Portfolio's percentage share in the total repurchase agreement.

The use of repurchase agreements involves certain risks. For example, if the seller of the agreements defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Portfolio may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of a Portfolio and therefore subject to sale by the trustee in bankruptcy. Finally, it is possible that a Portfolio may not be able to substantiate its interest in the underlying securities. While the Fund's management acknowledges these risks, it is expected that they can be controlled through stringent security and counterparty selection criteria and careful monitoring procedures.

Reverse Repurchase Agreements: Under a Reverse Repurchase Agreement, a Portfolio sells a security and promises to repurchase that security at an agreed upon future date and price. The price paid to repurchase the security reflects interest accrued during the term of the agreement. The Portfolio will establish a separate custodial account holding cash and other liquid assets in an amount
not less than the purchase obligations of the agreement.   Reverse Repurchase
Agreements may be viewed as a speculative form of borrowing called leveraging.
A Portfolio may invest in reverse repurchase agreements if (i) interest earned from leveraging exceeds the interest expense of the original reverse repurchase transaction and (ii) proceeds from the transaction are not invested for longer than the term of the Reverse Repurchase Agreement.

Rights: Rights are Equity Securities representing a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance, before the stock is offered to the general public. A stockholder who purchases rights may be able to retain the same ownership percentage after the new stock offering. A right usually enables the stockholder to purchase common stock at a price below the initial offering price. A Portfolio that purchases a right takes the risk that the right might expire worthless because the market value of the common stock falls below the price fixed by the right.

Securities Lending: Each Portfolio may lend its investment securities to qualified institutional investors who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, a Portfolio attempts to increase its income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio. Each Portfolio may lend its investment securities to qualified brokers, dealers, domestic and foreign banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder, which currently require that (a) the borrower pledge and maintain with the Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a domestic U.S. bank, or securities issued or guaranteed by the U.S. Government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Portfolio at any time, and (d) the Portfolio receives reasonable interest on the loan (which may include the Portfolio investing any cash collateral in interest bearing short-term investments), any distribution on the loaned securities and any increase in their market value. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Trustees.

At the present time, the staff of the SEC does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's Trustees. In addition, voting rights may pass with the loaned securities, but if a material event were to occur affecting an investment on loan, the loan must be called and the securities voted.

Short Selling: A short sale is a transaction in which a Portfolio sells securities that it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Portfolio arranges through a broker to borrow the securities and, in so doing, the Portfolio becomes obligated to replace the securities borrowed at their market price at the time of replacement. When selling short, the Portfolio intends to replace the securities at a lower price and therefore, profit from the difference between the cost to replace the securities and the proceeds received from the sale of the securities. When the Portfolio makes a short sale, the proceeds it receives from the sale will be held on behalf of a broker until the Portfolio replaces the borrowed securities. The Portfolio may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

A Portfolio secures its obligation to replace the borrowed securities by depositing collateral with the broker, consisting of cash or other liquid securities. The Portfolio also must place in a segregated account with its custodian cash or other liquid securities equal in value to the difference, if any, between (i) the current market value of the securities sold short, and (ii) any cash or other liquid securities deposited as collateral with the broker in connection with the short sale. This amount will be adjusted daily to reflect changes in the value of the securities sold short. A Portfolio also can cover its obligations by owning another security (such as a call option) giving it the right to obtain the same kind and amount of the security it sold short.

Risks: Short sales by a Portfolio involve certain risks and special considerations. If the Adviser incorrectly predicts that the price of a borrowed security will decline, the Portfolio will have to replace the securities by purchasing them at a higher price than it received from the sale. Therefore, losses from short sales may be unlimited. By contrast, when a Portfolio purchases a security and holds it, the Portfolio cannot lose more than the amount it paid for the security.

SMBS: Stripped mortgage-backed securities ("SMBS") are Derivatives in the form of multiclass mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Portfolio's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories.

SMBS are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. Certain of these securities may be deemed "illiquid" and subject to each Portfolio's limitation on investing in illiquid securities.

Structured Investments: Structured investments are Derivatives in the form of a unit or units representing an undivided interest(s) in assets held in a trust that is not an investment company as defined in the 1940 Act. A trust unit pays a return based on the total return of securities and other investments held by the trust and the trust may enter into one or more swaps to achieve its objective. For example, a trust may purchase a basket of securities and agree to exchange the return generated by those securities for the return generated by another basket or index of securities. A Portfolio will purchase Structured Investments in trusts that engage in such swaps only where the counterparties are approved by the Adviser in accordance with credit-risk guidelines established by the Board.

Structured Notes: Structured notes are Derivatives on which the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices such as the S&P 500 Index. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The use of structured notes allows a Portfolio to tailor its investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks.

Swaps: All Portfolios, except the Cash Reserves and Mid Cap Growth Portfolios, may enter into swap contracts ("Swaps"). A swap is a Derivative in the form of an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term "specified index" includes currencies, fixed interest rates, prices, total return on interest rate indices, fixed-income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, a Portfolio may agree to swap the return generated by a fixed-income index for the return generated by a second fixed-income index. The currency swaps in which the Portfolios may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon national amount.

The swaps in which the Portfolios may engage also include rate caps, floors and collars under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. Swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments that a Portfolio is contractually obligated to make. If the other party to a swap defaults, a Portfolio's risk of loss consists of the net amount of payments that a Portfolio is contractually entitled to receive. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the Counterparty, the Portfolios may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors, and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

The Portfolios will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Portfolio receiving or paying, as the case may be, only the net amount of the two payments. A Portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap Counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid securities to avoid any potential leveraging of the Portfolio. To the extent that these swaps, caps, floors, and collars are entered into for hedging purposes, the Adviser believes such obligations do not constitute "senior securities" under the 1940 Act and, accordingly, will not treat them as being subject to a Portfolio's borrowing restrictions. All of the Portfolios, except the Cash Reserves Portfolio, may enter into OTC Derivatives transactions (swaps, caps, floors, puts, etc., but excluding foreign exchange contracts) with Counterparties that are approved by the Adviser in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each Counterparty and various credit enhancement techniques (for example, collateralization of amounts due from Counterparties) to limit exposure to Counterparties with ratings below AA.

Risks: Interest rate and total rate of return Swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to interest rate and total rate of return Swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate or total rate of return swap defaults, a Portfolio's risk of loss consists of the net amount of interest payments that a Portfolio is contractually entitled to receive. In contrast, currency swaps may involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap may be subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, a Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolios would be less favorable than it would have been if this investment technique were not used.

U.S. Governments: The term "U.S. Government securities" ("U.S. Governments") refers to a variety of Fixed Income Securities issued or guaranteed by the U.S. Government and various instrumentalities which have been established or sponsored by the U.S. Government, on which the payment of principal and interest is backed by the full faith and credit of the U.S. Government. For example, U.S. Treasury securities are backed by the "full faith and credit" of the U.S.

Warrants: Warrants are Equity Securities in the form of options issued by a corporation which give the holder the right to purchase stock, usually at a price that is higher than the market price at the time the warrant is issued. A purchaser takes the risk that the warrant may expire worthless because the market price of the common stock fails to rise above the price set by the warrant.

When-Issued Securities: Certain Fixed Income Securities are purchased on a "when-issued" basis. This means that the securities are purchased at a certain price, but may not be delivered for up to 90 days. No payment or delivery is made until the Portfolio receives payment or delivery from the other party to the transaction. Although a Portfolio receives no income from the above described securities prior to delivery, the market value of such securities is still subject to change. As a consequence, it is possible that the market price of the securities at the time of delivery may be higher or lower than the purchase price. A Portfolio will maintain with the custodian a segregated account consisting of cash or liquid securities in an amount at least equal to these commitments.

Yankee and Eurobond Obligations: Each Portfolio, except the Domestic Fixed Income Portfolio, may invest in Eurobond and Yankee obligations, which are Fixed Income Securities. The Eurobonds that the Portfolios will purchase may include bonds issued and denominated in euros (the new currency unit implemented on January 1, 1999 by the countries participating in the European Monetary Union). Eurobonds may be issued by government and corporate issuers in Europe. Yankee bank obligations are U.S. dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

Eurobond and Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. However, Eurobond (and to a limited extent, Yankee) obligations also are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital from flowing across its borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issuers. The Cash Reserves Portfolio will perform the same credit analysis on Eurobond and Yankee obligations that it purchases as it does on domestic issues, and will seek to invest in obligations of issuers that have at least the same financial strength as the domestic issuers whose securities it purchases.

Zero Coupons: Zero coupon bonds are Fixed Income Securities that do not make regular interest payments. Instead, zero coupon obligations are sold at substantial discounts from their face value. The difference between a zero coupon obligation's issue or purchase price and its face value represents the imputed interest an investor will earn if the obligation is held until maturity. For tax purposes, a portion of this imputed interest is deemed as income received by zero coupon bondholders each year. The Fund, which expects to qualify as a regulated investment company, intends to pass along such interest as a component of the Portfolio's distributions of net investment income.

Zero Coupons may offer investors the opportunity to earn higher yields than those available on ordinary interest-paying obligations of similar credit quality and maturity. However, zero coupon obligation prices may also exhibit greater price volatility than ordinary fixed income securities because of the manner in which their principal and interest are returned to the investor. Zero Coupon Treasury Bonds are sold under a variety of different names, such as:
Certificate of Accrual on Treasury Securities ("CATS"), Treasury

Receipts ("TRS"), Separate Trading of Registered Interest and Principal of Securities ("STRIPS") and Treasury Investment Growth Receipts ("TIGERS").


                            INVESTMENT LIMITATIONS

Fundamental Limitations. Each Portfolio of the Fund is subject to the following restrictions which are fundamental policies and may not be changed without the approval of the lesser of: (1) at least 67% of the voting securities of the Portfolio present at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Portfolio.

As a matter of fundamental policy, each Portfolio will not:

(1) invest in physical commodities or contracts on physical commodities;

(2) purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate, other than real estate limited partnerships, and may purchase and sell marketable securities which are secured by interests in real estate;

(3) make loans except: (i) by purchasing debt securities in accordance with its investment objectives and policies, or entering into repurchase agreements, subject to the limitations described in non-fundamental limitation (7), below,
(ii) by lending its portfolio securities, and (iii) by lending Portfolio assets to other Portfolios of the Fund, so long as such loans are not inconsistent with the 1940 Act, or the rules and regulations, or interpretations or orders of the SEC thereunder;

(4) with respect to 75% of its assets, purchase a security if, as a result, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any issuer (this restriction is not applicable to the Global Fixed Income, International Fixed Income, Advisory Foreign Fixed Income or the Advisory Foreign Fixed Income II Portfolios);

(5) with respect to 75% of its assets, purchase securities of any issuer if, as a result, more than 5% of the Portfolio's total assets, taken at market value at the time of such investment, would be invested in the securities of such issuer except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (this restriction does not apply to the Global Fixed Income, International Fixed Income, Advisory Foreign Fixed Income or Advisory Foreign Fixed Income II Portfolios);

(6) borrow money, except (i) as a temporary measure for extraordinary or emergency purposes, and (ii) in connection with reverse repurchase agreements, provided that (i) and (ii) in combination do not exceed 33 1/3% of the Portfolio's total assets (including the amount borrowed) less liabilities (exclusive of borrowings);

(7) underwrite the securities of other issuers (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 ("1933 Act") in connection with the disposition of restricted securities); and

(8) acquire any securities of companies within one industry, if, as a result of such acquisition, more than 25% of the value of the Portfolio's total assets would be invested in securities of companies within such industry; provided, however that (i) there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;
(ii) the Cash Reserves Portfolio may invest without limitation in certificates of deposit or bankers' acceptances of domestic banks; (iii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (iv) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (v) asset-backed securities will be classified according to the underlying assets securing such securities; and (vi) the Advisory Mortgage Portfolio will concentrate in mortgage-backed securities.

Non-Fundamental Limitations. Each Portfolio is also subject to the following restrictions which may be changed by the Board without shareholder approval.

As a matter of non-fundamental policy, no Portfolio will:

(1) in the case of any equity or balanced Portfolio

    (a) enter into futures contracts to the extent that each Portfolio's outstanding obligations to purchase securities under these contracts in combination with its outstanding obligations with respect to options transactions would exceed 50% of each Portfolio's total assets, and will maintain assets sufficient to meet its obligations under such contracts in a segregated account with the custodian bank or will otherwise comply with the SEC's position on asset coverage; or

    (b) write put or call options except to the extent described above in (a);

(2) in the case of any fixed income Portfolio, enter into futures contracts or options on futures contracts for purposes other than bona fide hedging if more than 5% of the Portfolio's total assets at the time of the transaction would be required as margin and option premiums to secure the Portfolio's obligations under such contracts;

(3) purchase on margin, except for use of short-term credit as may be necessary for the clearance of purchases and sales of securities, provided that each Portfolio may make margin deposits in connection with transactions in options, futures, and options on futures;

(4) sell short unless the Portfolio (i) by virtue of its ownership of other securities, has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, or (ii) maintains in a segregated account on the books of the Fund's custodian an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale, equals the current market value of the security sold short or such other amount as the SEC or its staff may permit by rule, regulation, order or interpretation (transactions in futures contracts and options, however, are not deemed to constitute selling securities short);

(5) borrow money other than from banks or other Portfolios of MAS Funds, provided that a Portfolio may borrow from banks or other Portfolios of MAS Funds so long as such borrowing is not inconsistent with the 1940 Act or the rules, regulations, interpretations or orders of the SEC and its staff thereunder; or purchase additional securities when borrowings exceed 5% of total (gross) assets;

(6) pledge, mortgage or hypothecate assets in an amount greater than 50% of its total assets, provided that each Portfolio may segregate assets without limit in order to comply with the requirements of Section 18(f) of the 1940 Act and applicable rules, regulations or interpretations of the SEC and its staff;

(7) invest more than an aggregate of 15% of the net assets of the Portfolio, determined at the time of investment, in illiquid securities provided that this limitation shall not apply to any investment in securities that are not registered under the 1933 Act but that can be sold to qualified institutional investors in accordance with Rule 144A under the 1933 Act and are determined to be liquid securities under guidelines or procedures adopted by the Board;

(8) invest for the purpose of exercising control over management of any company; and

(9) invest its assets in securities of any investment company, except as permitted by the 1940 Act or the rules, regulations, interpretations or orders of the SEC and its staff thereunder.

Unless otherwise indicated, if a percentage limitation on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or total cost of the Portfolio's assets will not be considered a violation of the restriction, and the sale of securities will not be required.

Pursuant to an order from the SEC, the Portfolios may enter into interfund lending arrangements. Interfund loans and borrowings permit each Portfolio to lend money directly to and borrow from other Portfolios of the Fund for temporary purposes. Such loans and borrowings normally extend overnight but may have a maximum duration of seven days. A Portfolio will borrow through the interfund lending facility only when the costs are lower than the costs of bank loans, and will lend through the facility only when the returns are higher than those available from an investment in repurchase agreements. In addition, a Portfolio will borrow and lend money through interfund lending arrangements only if, and to the extent that, such practice is consistent with the Portfolio's investment objective and other investments. Any delay in repayment to a lending Portfolio could result in a lost investment opportunity or additional borrowing costs.


                              PURCHASE OF SHARES

The Portfolios requested should be designated on the Account Registration Form. Each Portfolio reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders, and (iii) to reduce or waive the minimum for initial and subsequent investments. The officers of the Fund may from time to time waive the minimum initial and subsequent investment requirements in connection with investments in the Fund by employees of the Adviser and its affiliates.

The Cash Reserves Portfolio declares dividends daily and, therefore, at the time of a purchase must have funds immediately available for investment. As a result, you must pay for shares of the Cash Reserves Portfolio with Federal Funds (monies credited to the Portfolio's Custodian by a Federal Reserve Bank). Payment for shares of the other Portfolios need not be converted into Federal Funds before acceptance by the Fund.

Investors purchasing and redeeming shares of the Portfolios through a Shareholder Organization may be charged a transaction-based fee or other fee for the Shareholder Organization's services. Each Shareholder Organization is responsible for sending you a schedule of fees and information regarding any additional or different conditions regarding purchases and redemptions. Customers of Shareholder Organizations should read this SAI in light of the terms governing accounts with their organization. The Fund does not pay compensation to or receive compensation from Shareholder Organizations for the sale of Institutional Class Shares.

Neither the Distributor nor the Fund will be responsible for any loss, liability, cost, or expense for acting upon facsimile instructions or upon telephone instructions that they reasonably believe to be genuine. In order to confirm that telephone instructions in connection with redemptions are genuine, the Fund and Distributor will provide written confirmation of transactions initiated by telephone.


                             REDEMPTION OF SHARES

Each Portfolio may suspend redemption privileges or postpone the date of payment
(i) during any period that the New York Stock Exchange ("NYSE") is closed, or trading on the NYSE is restricted as determined by the SEC, (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for a Portfolio to dispose of securities owned by it, or fairly to determine the value of its assets, and
(iii) for such other periods as the SEC may permit. The Fund has made an election with the SEC pursuant to Rule 18f-1 under the 1940 Act to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Portfolio at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemptions in excess of the above limits may be paid in whole or in part in investment securities or in cash, as the Trustees may deem advisable; however, payment will be made wholly in cash unless the Trustees believe that economic or market conditions exist which would make such a practice detrimental to the best interests of the Fund. If redemptions are paid in investment securities, such securities will be valued as set forth in the Fund's prospectuses under "Valuation of Shares" and a redeeming shareholder would normally incur brokerage expenses in converting these securities to cash.

No charge is made by a Portfolio for redemptions. Redemption proceeds may be more or less than the shareholder's cost depending on the market value of the securities held by the Portfolio.


                       TRANSACTIONS WITH BROKER/DEALERS

The Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders. These brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. For purposes of determining the purchase price of shares, the Fund will be deemed to have received a purchase or redemption order when an authorized broker, or if applicable, a broker's authorized designee, accepts the order. In other words, orders will be priced at the net asset value next computed after such orders are accepted by an authorized broker or the broker's authorized designee.


                             SHAREHOLDER SERVICES

Exchange Privilege

The exchange privilege is only available with respect to the Fund's Portfolios that are qualified for sale in a shareholder's state. Exchange requests should be sent to MAS Funds, c/o Miller Anderson & Sherrerd, LLP, One Tower Bridge, West Conshohocken, PA 19428-0868. Any such exchange will be based on the respective net asset values of the shares involved. Before making an exchange, a shareholder should consider the investment objectives of the Portfolio to be purchased. Exchange requests may be made either by mail or telephone. Telephone exchanges (referred to as "expedited exchanges") will be accepted only if the certificates for the shares to be exchanged are held by the Fund for the account of the shareholder and the registration of the two accounts are identical. Requests for expedited exchanges received prior to the time at which each Portfolio determines its net asset value, as described in the prospectus will be processed as of the close of business on the same day. Requests received after these times will be processed on the next business day. Expedited exchanges may also be subject to limitations as to amounts or frequency, and to other restrictions established by the Board to assure that such exchanges do not disadvantage the Fund and its shareholders. The officers of the Fund reserve the right not to accept any request for an exchange when, in their opinion, the exchange privilege is being used as a tool for market timing.

Because an exchange of shares amounts to a redemption from one Portfolio and purchase of shares of another Portfolio, the information regarding purchase and redemption of shares applies to exchanges. For federal income tax purposes, an exchange between Portfolios of the Fund is a taxable event, and, accordingly, a capital gain or loss may be realized. It is likely, therefore, that a capital gain or loss would be realized on an exchange between Portfolios; you may want to consult your tax adviser for further information in this regard. The exchange privilege may be modified or terminated at any time.

Transfer of Shares

Shareholders may transfer shares of the Fund's Portfolios to another person by written request to the Client Services Group at the address noted above. If shares are being transferred to a new account, requests for transfer must be accompanied by a completed Account Registration Form for the receiving party.
If shares are being transferred to an existing account, the request should clearly identify the account and number of shares to be transferred and include the signature of all registered owners and all share certificates, if any, which are subject to the transfer. The signature on the letter of request, the share certificate or any stock power must be guaranteed in the same manner as described under "Redemption of Shares." As in the case of redemptions, the written request must be received in good order before any transfer can be made.

                              VALUATION OF SHARES

Net asset value per share ("NAV") is determined by dividing the total market value of each Portfolio's investments and other assets, less any liabilities, by the total outstanding shares of that Portfolio. NAV for Investment Class Shares, Institutional Class Shares and Adviser Class Shares may differ due to class-specific expenses paid by each class, and the shareholder servicing fees charged to Investment Class Shares and distribution fees charged to Adviser Class Shares.

Equity securities listed on a U.S. securities exchange or Nasdaq for which market quotations are available are valued at the last quoted sale price on the day of valuation. Price information on listed equity securities is taken from the exchange where the security is primarily traded. Equity securities listed on a foreign exchange are valued at the latest quoted sales price available before the time when assets are valued. For purposes of NAV, all assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the bid price of the foreign currencies against U.S. dollars. Unlisted equity securities and listed U.S. equity securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price.

Bonds and other fixed income securities listed on a foreign exchange are valued at the latest quoted sales price available before the time when assets are valued. NAV includes interest on bonds and other fixed income securities which are accrued daily. Bonds and other fixed income securities which are traded over the counter and on an exchange will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities this ordinarily will be the over-the-counter market.

However, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices but take into account institutional size trading in similar groups of securities and any developments related to specific securities. Bonds and other fixed income securities not priced in this manner are valued at the most recent quoted bid price, or when stock exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price will be used. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost when the Board determines that amortized cost reflects fair value. In the event that amortized cost does not approximate market, market prices as determined above will be used.

Cash Reserves Portfolio: For the purpose of calculating the Cash Reserves Portfolio's NAV, securities are valued by the amortized cost method of valuation, which does not take into account unrealized gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value based on amortized cost is higher or lower than the price the Portfolio would receive if it sold the instrument.

The use of amortized cost and the maintenance of the Portfolio's per share NAV at $1.00 is based on its election to operate under the provisions of Rule 2a-7 under the 1940 Act. As conditions of operating under Rule 2a-7, the Portfolio must maintain a dollar-weighted average Portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of thirteen months or less and invest only in U.S. dollar-denominated securities which are determined by the Trustees to present minimal credit risks and which are of eligible quality as determined under the rule.

The Board has established procedures reasonably designed, taking into account current market conditions and the Portfolio's investment objective, to stabilize the net asset value per share as computed for the purposes of sales and redemptions at $1.00. These procedures include periodic review, as the Trustees deem appropriate and at such intervals as are reasonable in light of current market conditions, of the relationship between the amortized cost value per share and a net asset value per share based upon available indications of market value. In such a review, investments for which market quotations are readily available are valued at the most recent bid price or quoted yield equivalent for such securities or for securities of comparable maturity, quality and type as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets are valued at fair value, as determined in good faith by the Board.

In the event of a deviation of over 1/2 of 1% between a Portfolio's NAV based upon available market quotations or market equivalents and $1.00 per share based on amortized cost, the Trustees will promptly consider what action, if any, should be taken. The Board will also take any action they deem appropriate to eliminate or to reduce to the extent reasonably practicable any material dilution or other unfair results which might arise from differences between the two. This action may include redeeming shares in kind, selling instruments prior to maturity to realize capital gains or losses or to shorten average maturity, withholding dividends, paying distributions from capital gains or losses, or utilizing a NAV not equal to $1.00 based upon available market quotations.


                            MANAGEMENT OF THE FUND

Trustees' Responsibilities

The Trustees supervise the Trust's affairs under the laws governing business trusts in the Commonwealth of Pennsylvania. The Trustees have approved contracts under which certain companies provide essential management, administrative and shareholder services to the Trust.

Trustees and Officers

The Fund's officers, under the supervision of the Board of Trustees, manage the day-to-day operations of the Fund. The Trustees set broad policies for the Fund and choose its officers. The following is a list of the Trustees and officers of the Fund and a brief statement of their present positions and principal occupations during the past 5 years:

Thomas L. Bennett, * 10/4/47, Chairman of the Board of Trustees; Managing Director, Morgan Stanley Dean Witter & Co.; Member of the Morgan Stanley Dean Witter Investment Management Executive Committee; Portfolio Manager and Head of the Fixed Income Investment Team, Miller Anderson & Sherrerd, LLP.

Thomas P. Gerrity, 7/13/41, Trustee; Professor of Management, Director of the Electronic Commerce Forum, and formerly Dean, Wharton School of Business, University of Pennsylvania; Director, ICG Commerce, Inc.; Sunoco; Fannie Mae; Reliance Group Holdings; CVS Corporation; Knight-Ridder, Inc.; Internet Capital Group; Investor Force Holdings, Inc.; formerly Director, IKON Office Solutions, Inc., Fiserv, Digital Equipment Corporation and Union Carbide Corporation.

Joseph P. Healey, 2/20/43, Trustee; Headmaster, Ethical Culture Fieldston School; Trustee, Springside School; formerly Headmaster, Haverford School; Dean, Hobart College; Associate Dean, William & Mary College.

Joseph J. Kearns, 8/2/42, Trustee; investment consultant; Director, Electro Rent Corporation; Trustee, Southern California Edison Nuclear Decommissioning Trust; Director, The Ford Family Foundation; formerly CFO of The J. Paul Getty Trust.

Vincent R. McLean, 6/1/31, Trustee; Director, Legal and General America, Inc.; Director, Banner Life Insurance Co.; Director, William Penn Life Insurance Company of New York; formerly Executive Vice President, Chief Financial Officer, Director and Member of the Executive Committee of Sperry Corporation (now part of Unisys Corporation).

C. Oscar Morong, Jr., 4/22/35, Trustee; Managing Director, Morong Capital Management; Director, CitiFunds, CitiSelect Folios and related portfolios; formerly Senior Vice President and Investment

Manager for CREF, TIAA-CREF Investment Management, Inc.; Director, The Indonesia Fund and the Landmark Funds; Director, Ministers and Missionaries Benefit Board of American Baptist Churches.

James H. Scott,* 12/22/42, Trustee; Principal, Morgan Stanley Dean Witter & Co.; Equity Product Specialist, Miller Anderson & Sherrerd, LLP; Director, Aid Association for Lutherans; Treasurer-Board of Directors, Lutheran Theological Seminary at Philadelphia; Member, Engineering Foundation Advisory Council, University of Texas at Austin; formerly, Trustee, New England Funds.

* Trustees Bennett and Scott are deemed to be "interested persons" of the Fund as that term is defined in the 1940 Act.
--------------------------------------------------------------------------------

Lorraine Truten, 5/11/61, CFA, President, MAS Funds; Principal, Morgan Stanley Dean Witter & Co.; Head of Mutual Fund Services, Miller Anderson & Sherrerd, LLP; President, MAS Fund Distribution, Inc.

James A. Gallo, 6/18/64, Vice President and Treasurer, MAS Funds; Vice President, Morgan Stanley Dean Witter & Co.; Head of Fund Administration, Miller Anderson & Sherrerd, LLP; formerly Manager, Internal Accounting and then Vice President and Director of Investment Accounting, PFPC, Inc.

Richard J. Shoch, 10/28/66, Secretary, MAS Funds; Vice President, Morgan Stanley Dean Witter & Co.; Fund Compliance Officer, Miller Anderson & Sherrerd, LLP; formerly Fund Legal Administrator and then Counsel, Vice President and Assistant Secretary, SEI Corporation.

John H. Grady, Jr., 6/1/60, Assistant Secretary, MAS Funds; Partner, Morgan, Lewis & Bockius LLP.

Compensation of Trustees and Officers

The Fund pays each Trustee, who is not also an officer or interested person, a fee for each Board Meeting attended plus travel and other expenses incurred in attending such meetings. Trustees who are also officers or interested persons receive no remuneration for their service as Trustees. The Fund's officers and employees are paid by the Adviser or Sub-Administrator.

The Fund maintains an unfunded Deferred Compensation Plan ("Plan") which allows each independent Trustee to defer payment of his or her retainer and fees to a later date. The Fund's policy is for each Trustee to defer at least twenty-five percent (25%) of his or her retainer and fees received annually from the Fund. To that end, the Plan requires that each Eligible Trustee (defined by the Plan as a member of the Board who is not an "interested person" of the Fund, as such term is defined under Section 2(a)(19) of the 1940 Act) defer his or her entire retainer, which is deemed a deferral of twenty-five percent (25%) of the Trustee's retainer and fees received from the Fund for the year. The Plan also permits the Eligible Trustee to defer all, or a portion, of the fees received for attending meetings of the Board throughout the year. Amounts deferred by each Eligible Trustee are credited with a return equal to what those amounts would have received if they had been invested in Portfolios of the Fund selected by that Trustee. Any deferred amounts will not be available to Eligible Trustees for a period of three (3) or more years and distributions may not be deferred beyond the Eligible Trustee's membership on the Board. Distributions to an Eligible Trustee are either in the form of a lump sum or equal annual installments over a period of five (5) years and commence within ninety (90) days after the last date during the deferral period on which the Fund makes a valuation of the Eligible Trustee's deferred compensation. The Fund intends that the Plan shall be maintained at all times on an unfunded basis for federal income tax purposes under the Internal Revenue Code of 1986. The rights of an Eligible Trustee and the beneficiaries to the amounts held under the Plan are unsecured and such amounts are subject to the claims of the creditors of the Fund. The Plan became effective May 23, 1996. THERE WERE NO PAYMENTS UNDER THE PLAN DURING THE FISCAL YEARS ENDED SEPTEMBER 30, 1998 AND SEPTEMBER 30, 1999.

As of the fiscal year ended September 30, 1999, the Trustees and officers of the Fund owned, in the aggregate, less than 1% of the outstanding shares of the Fund. The aggregate compensation paid by the Fund to each of the Trustees during its fiscal year ended September 30, 1999 is set forth below.

                         Aggregate      Pension or Benefits
                     Compensation from   Accrued as Part of  Total Compensation
  Name of Trustee        the Fund#         Fund Expenses       from the Fund
  ---------------        ---------         -------------       -------------
Thomas L. Bennett*          -0-                -0-                  -0-
Thomas P. Gerrity        70,000                -0-               70,000
Joseph P. Healey         70,000                -0-               70,000
Joseph J. Kearns         70,000                -0-               70,000
C. Oscar Morong, Jr.     70,000                -0-               70,000
Vincent R. McLean        70,000                -0-               70,000
James H. Scott*             -0-                -0-                  -0-

* Trustees Bennett and Scott are deemed to be "interested persons" of the Fund as that term is defined in the 1940 Act.

# Includes amounts deferred from quarterly meeting fees at the election of Trustees under the Deferred Compensation Plan. In addition, each Trustee has deferred his retainer of $18,000 under the Deferred Compensation Plan.

                              INVESTMENT ADVISER

The Investment Adviser to the Fund, Miller Anderson & Sherrerd, LLP, is wholly owned by indirect subsidiaries of Morgan Stanley Dean Witter & Co. (MSDW), and is a division of Morgan Stanley Dean Witter Investment Management. The Adviser provides investment services to employee benefit plans, endowment funds, foundations and other institutional investors. As of November 30, 1999, Morgan Stanley Dean Witter Investment Management had in excess of $177 billion in assets under management.

Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors") serves as Sub-Adviser to the Cash Reserves Portfolio. MSDW Advisors, located at Two World Trade Center, New York, New York 10048, is a wholly-owned subsidiary of MSDW. Under an Investment Sub-Advisory Agreement with the Adviser, MSDW Advisors, subject to the control and supervision of the Fund, its officers and Trustees and the Adviser, and in accordance with the investment objectives, policies and restrictions of the Cash Reserves Portfolio, makes day-to-day investment decisions for the Cash Reserves Portfolio and places the Portfolio's purchase and sales orders. The Adviser pays MSDW Advisors 40% of the fee the Adviser receives from the Cash Reserves Portfolio as compensation for sub-advisory services. The Investment Sub-Advisory Agreement will continue in effect for an initial term of two years, and thereafter for successive annual periods as long as such continuance is approved in accordance with the 1940 Act. MSDW ADVISORS RECEIVED $85,750 AS COMPENSATION FOR ITS SUB-ADVISORY SERVICES FOR THE CASH RESERVES PORTFOLIO.

Under an Investment Advisory Agreement ("Agreement") with the Fund, the Adviser, subject to the control and supervision of the Fund's Board and in conformance with the stated investment objectives and policies of each Portfolio of the Fund, manages the investment and reinvestment of the assets of each Portfolio of the Fund. In this regard, it is the responsibility of the Adviser to make investment decisions for the Fund's Portfolios and to place each Portfolio's purchase and sales orders for investment securities.

As compensation for the services rendered by the Adviser under the Agreement and the assumption by the Adviser of the expenses related thereto (other than the cost of securities purchased for the Portfolios and the taxes and brokerage commissions, if any, payable in connection with the purchase and/or sale of such securities), each Portfolio pays the Adviser an advisory fee calculated by applying a quarterly rate, based on the following annual percentage rates, to the Portfolio's average daily net assets for the quarter:

--------------------------------------------------------------------------------
Portfolio                                            Rate (%)
---------                                            --------
--------------------------------------------------------------------------------
Equity Portfolio                                     0.500
--------------------------------------------------------------------------------
Growth Portfolio                                     0.500
--------------------------------------------------------------------------------
Mid Cap Growth Portfolio                             0.500
--------------------------------------------------------------------------------
Mid Cap Value Portfolio                              0.750
--------------------------------------------------------------------------------
Small Cap Growth Portfolio                           1.000
--------------------------------------------------------------------------------
Small Cap Value Portfolio                            0.750
--------------------------------------------------------------------------------
Value Portfolio                                      0.500
--------------------------------------------------------------------------------
Value II Portfolio                                   0.500
--------------------------------------------------------------------------------
Cash Reserves Portfolio                              0.250
--------------------------------------------------------------------------------
Domestic Fixed Income Portfolio                      0.375
--------------------------------------------------------------------------------
Fixed Income Portfolio                               0.375
--------------------------------------------------------------------------------
Fixed Income II Portfolio                            0.375
--------------------------------------------------------------------------------
Global Fixed Income Portfolio                        0.375
--------------------------------------------------------------------------------
Multi-Market Fixed Income Portfolio                  0.450
--------------------------------------------------------------------------------
High Yield Portfolio                                 0.450
--------------------------------------------------------------------------------
Intermediate Duration Portfolio                      0.375
--------------------------------------------------------------------------------
International Fixed Income Portfolio                 0.375
--------------------------------------------------------------------------------
Limited Duration Portfolio                           0.300
--------------------------------------------------------------------------------
Municipal Portfolio                                  0.375
--------------------------------------------------------------------------------
NY Municipal Portfolio                               0.375
--------------------------------------------------------------------------------
Special Purpose Fixed Income Portfolio               0.375
--------------------------------------------------------------------------------
Targeted Duration Portfolio                          0.375
--------------------------------------------------------------------------------
Balanced Portfolio                                   0.450
--------------------------------------------------------------------------------
Balanced Plus Portfolio                              0.550
--------------------------------------------------------------------------------
Multi-Asset-Class Portfolio                          0.650
--------------------------------------------------------------------------------
Advisory Foreign Fixed Income Portfolio              0.375
--------------------------------------------------------------------------------
Advisory Foreign Fixed Income II Portfolio           0.375

--------------------------------------------------------------------------------
Portfolio                                            Rate (%)
---------                                            --------
--------------------------------------------------------------------------------
Advisory Mortgage Portfolio                          0.375
--------------------------------------------------------------------------------

In cases where a shareholder of any of the Portfolios has an investment counseling relationship with the Adviser, the Adviser may, at its discretion, reduce the shareholder's investment counseling fees by an amount equal to the pro-rata advisory fees paid by the Fund. This procedure will be utilized with clients having contractual relationships based on total assets managed by Miller Anderson & Sherrerd, LLP to avoid situations where excess advisory fees might be paid to the Adviser. In no event will a client pay higher total advisory fees as a result of the client's investment in the Fund. In addition, the Adviser has voluntarily agreed to waive its advisory fees and/or reimburse certain expenses to the extent necessary, if any, to keep total annual operating expenses actually deducted from Portfolio assets for the Institutional Class of the Cash Reserves, Domestic Fixed Income, Multi-Market Fixed Income, Municipal, Multi-Asset-Class, Small Cap Growth, Advisory Foreign Fixed Income, Advisory Foreign Fixed Income II and Advisory Mortgage Portfolios from exceeding .320%, .500%,
 .580%, .500%, .780%, 1.150%, .150%, .150% and .080% of their average daily net assets, respectively. The Adviser also has voluntarily agreed to waive its advisory fees and/or reimburse certain expenses to the extent necessary, if any, to keep total annual operating expenses actually deducted from Portfolio assets for the Investment Class of the Cash Reserves and Multi-Asset-Class Portfolios from exceeding .470% and .930% of their average daily net assets, respectively, and for the Adviser Class of the Domestic Fixed Income and Multi-Asset-Class Portfolios from exceeding .750% and 1.030% of their average daily net assets, respectively.

For the fiscal years ended September 30, 1997, 1998 and 1999 the Fund paid the following advisory fees:

--------------------------------------------------------------------------------------------------------------------
                                                     Advisory Fees Paid                   Advisory Fees Waived
--------------------------------------------------------------------------------------------------------------------
Portfolio                                      1997         1998         1999         1997         1998         1999
                                               (000)        (000)        (000)        (000)        (000)        (000)
--------------------------------------------------------------------------------------------------------------------
Equity Portfolio                              6,928        5,809        4,147            0            0            0
--------------------------------------------------------------------------------------------------------------------
Growth Portfolio                                  *            *            *            *            *            *
--------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Portfolio                      1,961        2,551        3,801            0            0            0
--------------------------------------------------------------------------------------------------------------------
Mid Cap Value Portfolio                         896        2,700        4,636           28            0            0
--------------------------------------------------------------------------------------------------------------------
Small Cap Growth Portfolio                        *            0          260            *            8           47
--------------------------------------------------------------------------------------------------------------------
Small Cap Value Portfolio                     5,161        6,499        6,359            0            0            0
--------------------------------------------------------------------------------------------------------------------
Value Portfolio                              14,010       18,304       10,356            0            0            0
--------------------------------------------------------------------------------------------------------------------
Value II Portfolio                                *            *            *            *            *            *
--------------------------------------------------------------------------------------------------------------------
Cash Reserves Portfolio                         166          252          368           65           68           66
--------------------------------------------------------------------------------------------------------------------
Domestic Fixed Income Portfolio                 372          300          570           11            7            0
--------------------------------------------------------------------------------------------------------------------
Fixed Income Portfolio                        9,431       15,592       17,842            0            0            0
--------------------------------------------------------------------------------------------------------------------
Fixed Income II Portfolio                       776        1,213        1,502            0            0            0
--------------------------------------------------------------------------------------------------------------------
Global Fixed Income Portfolio                   289          264          251            0            0            0
--------------------------------------------------------------------------------------------------------------------
Multi-Market Fixed Income Portfolio               *          255          441            *           28            0
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                     Advisory Fees Paid                   Advisory Fees Waived
--------------------------------------------------------------------------------------------------------------------
Portfolio                                      1997         1998         1999         1997         1998         1999
                                               (000)        (000)        (000)        (000)        (000)        (000)
--------------------------------------------------------------------------------------------------------------------
High Yield Portfolio                          1,558        2,363        3,425            0            0            0
--------------------------------------------------------------------------------------------------------------------
Intermediate Duration Portfolio                 144          405          350           23            0            0
--------------------------------------------------------------------------------------------------------------------
International Fixed Income Portfolio            549          551          488            0            0            0
--------------------------------------------------------------------------------------------------------------------
Limited Duration Portfolio                      404          647          632            4            0            0
--------------------------------------------------------------------------------------------------------------------
Municipal Portfolio                             211          282          318           30           34           96
--------------------------------------------------------------------------------------------------------------------
NY Municipal Portfolio                            *            *            *            *            *            *
--------------------------------------------------------------------------------------------------------------------
Special Purpose Fixed Income Portfolio        1,816        2,045        1,870            0            0            0
--------------------------------------------------------------------------------------------------------------------
Targeted Duration Portfolio                       *            *            *            *            *            *
--------------------------------------------------------------------------------------------------------------------
Balanced Portfolio                            1,527        1,781        1,971            0            0            0
--------------------------------------------------------------------------------------------------------------------
Balanced Plus Portfolio                           *            *            *            *            *            *
--------------------------------------------------------------------------------------------------------------------
Multi-Asset-Class Portfolio                     797        1,125        1,108          126           78           40
--------------------------------------------------------------------------------------------------------------------
Advisory Foreign Fixed Income Portfolio           0            0            0          713          699           56
--------------------------------------------------------------------------------------------------------------------
Advisory Foreign Fixed Income II Portfolio        *            *            *            *            *            *
--------------------------------------------------------------------------------------------------------------------
Advisory Mortgage Portfolio                       0            0            0        9,155       16,638       26,671
--------------------------------------------------------------------------------------------------------------------

*  Not in operation during the period.


The Agreement continues for successive one year periods, only if each renewal is specifically approved by an in-person vote of the Fund's Board, including the affirmative votes of a majority of the Trustees who are not parties to the agreement or "interested persons" (as defined in the 1940 Act) of any such party at a meeting called for the purpose of considering such approval. In addition, the question of continuance of the Agreement may be presented to the shareholders of the Fund; in such event, continuance shall be effected only if approved by the affirmative vote of a majority of the outstanding voting securities of each Portfolio of the Fund. If the holders of any Portfolio fail to approve the Agreement, the Adviser may continue to serve as investment adviser to each Portfolio which approved the Agreement, and to any Portfolio which did not approve the Agreement until new arrangements have been made. The Agreement is automatically terminated if assigned, and may be terminated by any Portfolio without penalty, at any time, (1) by vote of the Board or by vote of the outstanding voting securities of the Portfolio or (2) on sixty (60) days' written notice to the Adviser, or (3) by the Adviser upon ninety (90) days' written notice to the Fund.

The Fund bears all of its own costs and expenses, including but not limited to: services of its independent accountants, its administrator and dividend disbursing and transfer agent, legal counsel, taxes, insurance premiums, costs incidental to meetings of its shareholders and Trustees, the cost of filing its registration statements under federal and state securities laws, reports to shareholders, and custodian fees. These Fund expenses are, in turn, allocated to each Portfolio, based on their relative net assets. Each Portfolio bears its own advisory fees and brokerage commissions and transfer taxes in connection with the acquisition and disposition of its investment securities.

                             PRINCIPAL UNDERWRITER

MAS Fund Distribution, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, with its principal office at One Tower Bridge, West Conshohocken, Pennsylvania 19428, distributes the shares of the Fund. Under the Distribution Agreement, the Distributor, as agent of the Fund, agrees to use its best efforts as sole distributor of the Fund's shares. The Distribution Agreement continues in effect so long as such continuance is approved at least annually by the Fund's Board, including a majority of those Trustees who are not parties to such Distribution Agreement nor interested persons of any such party. The Distribution Agreement provides that the Fund will bear the costs of the registration of its shares with the SEC and various states and the printing of its prospectuses, statements of additional information and reports to shareholders.

Shareholder Service Agreement. The Fund has entered into a Shareholder Service Agreement with the Distributor whereby the Distributor will compensate service providers who provide certain services to clients who beneficially own Investment Class shares of the Portfolios described in the Investment Class prospectus. Each Portfolio will pay to the Distributor a fee at the annual rate of .15% of the average daily net assets of such Portfolio attributable to the shares serviced by the service provider, which fee will be computed daily and paid monthly. During the fiscal year ended September 30, 1999, the Fund paid $149,058 to compensate the Distributor under this Shareholder Service Agreement.


                            DISTRIBUTION OF SHARES

The Fund's Distribution Plan provides that the Adviser Class Shares will pay the Distributor an annualized fee of .25% of the average daily net assets of each Portfolio attributable to Adviser Class Shares, which the Distributor can use to compensate broker/dealers and service providers which provide distribution services to Adviser Class Shareholders or their customers who beneficially own Adviser Class Shares.

The Fund has adopted the Distribution Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plan must be approved annually by a majority of the Trustees of the Fund and the Trustees who are not "interested persons" of the Fund within the meaning of the 1940 Act. The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding Adviser Class Shares of the Fund. All material amendments of the Plan will require approval by a majority of the Trustees of the Fund and of the Trustees who are not "interested persons" of the Fund. For the fiscal year ended September 30, 1999, the Equity, Mid Cap Growth, Mid Cap Value, Small Cap Value, Value, Domestic Fixed Income, Fixed Income, High Yield, and Balanced Portfolios paid $2,924, $398,723, $53,032, $8,052, $773,781, $1,222, $340,526, $34,776, and $70,808, respectively, in distribution fees pursuant to the Distribution Plan. Other than $194,993 of fees retained by the Distributor, fees paid to the Distributor during the fiscal year were used to reimburse third-parties for distribution-related services performed on behalf of the Fund.


                              FUND ADMINISTRATION

MAS also serves as Administrator to the Fund pursuant to an Administration Agreement dated as of November 18, 1993. Under its Administration Agreement with the Fund, MAS receives an annual fee, accrued daily and payable monthly, of 0.08% of the Fund's average daily net assets, and is responsible for all fees payable under any sub-administration agreements. Chase Global Funds Services Company, an affiliate of The Chase Manhattan Bank, serves as transfer agent and provides fund accounting and other services pursuant to a sub-administration agreement.

For the fiscal years ended September 30, 1997, 1998 and 1999, the Fund paid the following administrative fees (no administrative fees were waived):

----------------------------------------------------------------------------------------------------------------
                                                                           Administrative Fees Paid
                                                                           ------------------------
----------------------------------------------------------------------------------------------------------------
Portfolio                                                         1997                 1998                1999
                                                                  (000)                (000)               (000)
----------------------------------------------------------------------------------------------------------------
Equity Portfolio                                                 1,136                  931                  664
----------------------------------------------------------------------------------------------------------------
Growth Portfolio                                                     *                    *                    *
----------------------------------------------------------------------------------------------------------------
Mid Cap Growth Portfolio                                           314                  408                  608
----------------------------------------------------------------------------------------------------------------
Mid Cap Value Portfolio                                            123                  288                  494
----------------------------------------------------------------------------------------------------------------
Small Cap Growth Portfolio                                           *                    1                   24
----------------------------------------------------------------------------------------------------------------
Small Cap Value Portfolio                                          550                  694                  678
----------------------------------------------------------------------------------------------------------------
Value Portfolio                                                  2,285                2,930                1,655
----------------------------------------------------------------------------------------------------------------
Value II Portfolio                                                   *                    *                    *
----------------------------------------------------------------------------------------------------------------
Cash Reserves Portfolio                                             74                  102                  139
----------------------------------------------------------------------------------------------------------------
Domestic Fixed Income Portfolio                                     82                   66                  122
----------------------------------------------------------------------------------------------------------------
Fixed Income Portfolio                                           2,030                3,327                3,805
----------------------------------------------------------------------------------------------------------------
Fixed Income II Portfolio                                          165                  259                  320
----------------------------------------------------------------------------------------------------------------
Global Fixed Income Portfolio                                       62                   57                   56
----------------------------------------------------------------------------------------------------------------
Multi-Market Fixed Income Portfolio                                  *                   50                   79
----------------------------------------------------------------------------------------------------------------
High Yield Portfolio                                               356                  504                  731
----------------------------------------------------------------------------------------------------------------
Intermediate Duration Portfolio                                     36                   86                   75
----------------------------------------------------------------------------------------------------------------
International Fixed Income Portfolio                               117                  118                  108
----------------------------------------------------------------------------------------------------------------
Limited Duration Portfolio                                         109                  173                  169
----------------------------------------------------------------------------------------------------------------
Municipal Portfolio                                                 51                   67                   88
----------------------------------------------------------------------------------------------------------------
NY Municipal Portfolio                                               *                    *                    *
----------------------------------------------------------------------------------------------------------------
Special Purpose Fixed Income Portfolio                             414                  436                  399
----------------------------------------------------------------------------------------------------------------
Targeted Duration Portfolio                                          *                    *                    *
----------------------------------------------------------------------------------------------------------------
Balanced Portfolio                                                 280                  317                  350
----------------------------------------------------------------------------------------------------------------
Balanced Plus Portfolio                                              *                    *                    *
----------------------------------------------------------------------------------------------------------------
Multi-Asset-Class Portfolio                                        143                  148                  141
----------------------------------------------------------------------------------------------------------------
Advisory Foreign Fixed Income Portfolio                            152                  149                    6
----------------------------------------------------------------------------------------------------------------
Advisory Foreign Fixed Income II Portfolio                           *                    *                    *
----------------------------------------------------------------------------------------------------------------
Advisory Mortgage Portfolio                                      1,954                3,549                5,688
----------------------------------------------------------------------------------------------------------------

* Not in operation during the period.

                            OTHER SERVICE PROVIDERS

Custodian. The Chase Manhattan Bank, New York, NY serves as Custodian for the Fund. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

Transfer and Dividend Disbursing Agent. Chase Global Funds Services Company, a subsidiary of The Chase Manhattan Bank, 73 Tremont Street, Boston, MA 02108-3913, serves as the Funds' Transfer Agent and Dividend Disbursing Agent.

Independent Accountants. PricewaterhouseCoopers LLP, located at 160 Federal Street, Boston, MA 02110, serves as independent accountants for the Fund and audits the annual financial statements of each Portfolio.

Fund Counsel. Morgan, Lewis & Bockius LLP, located at 1701 Market Street, Philadelphia, PA 19103, acts as the Fund's legal counsel.


                                  LITIGATION

The Fund is not involved in any litigation.


                            BROKERAGE TRANSACTIONS

Portfolio Transactions

The Investment Advisory Agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for each of the Fund's Portfolios and directs the Adviser to use its best efforts to obtain the best execution with respect to all transactions for the Portfolios. In so doing, the Adviser will consider all matters it deems relevant, including the following: the Adviser's knowledge of negotiated commission rates and spreads currently available; the nature of the security or instrument being traded; the size and type of the transaction; the nature and character of the markets for the security or instrument to be purchased or sold; the desired timing of the transaction; the activity existing and expected in the market for the particular security or instrument; confidentiality; the execution, clearance, and settlement capabilities of the broker or dealer selected and other brokers or dealers considered; the reputation and perceived soundness of the broker or dealer selected and other brokers or dealers considered; the Adviser's knowledge of any actual or apparent operational problems of a broker or dealer; and the reasonableness of the commission or its equivalent for the specific transaction.

Although the Adviser generally seeks competitive commission rates and dealer spreads, a Portfolio will not necessarily pay the lowest available commission on brokerage transactions or markups on principal transactions. Transactions may involve specialized services on the part of the broker or dealer involved, and thereby justify higher commissions or markups than would be the case with other transactions requiring more routine services. In addition, a Portfolio may pay higher commission rates or markups than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the research, statistical, pricing, and execution services provided by the broker or dealer effecting the transaction. The Adviser does not attempt to put a specific dollar value on the research services rendered or to allocate the relative costs or benefits of those services among its clients, believing that the research it receives will help the Adviser to fulfill its overall duty to its clients. The Adviser uses research services obtained in this manner for the benefit of all of its clients, though each particular research service may not be used to service each client. As a result, the Fund may pay brokerage commissions or markups that are used, in part, to purchase research services that are not used to benefit the Fund.

It is not the Fund's practice to allocate brokerage or principal business on the basis of sales of shares which may be made through intermediary brokers or dealers. However, the Adviser may place Portfolio orders with qualified broker-dealers who recommend the Fund's Portfolios or who act as agents in the purchase of shares of the Portfolios for their clients.

Some securities considered for investment by each of the Fund's Portfolios may also be appropriate for other clients serviced by the Adviser. The Adviser may place a combined order for two or more accounts or Portfolios for the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price execution. Transactions involving commingled orders are allocated in a manner deemed to be equitable to each account or Portfolio. Although it is recognized that, in some cases, joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Adviser and the Fund's Board that combining such orders generally will be more advantageous to the Fund than effecting such transactions separately.

If purchases or sales of securities consistent with the investment policies of a Portfolio and one or more of these other clients serviced by the Adviser is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and clients in a manner deemed fair and reasonable by the Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Adviser, and the results of such allocations, are subject to periodic review by the Fund's Trustees.

As an indirect subsidiary of Morgan Stanley Dean Witter & Co., the Adviser is affiliated with certain U.S.-registered broker-dealers and foreign broker-dealers (collectively, the "Affiliated Brokers"). The Adviser may, in the exercise of its discretion under its investment management agreement, effect transactions in securities or other instruments for the Fund through the Affiliated Brokers. THE FUND DID NOT PAY ANY BROKERAGE COMMISSIONS TO ANY AFFILIATES FOR THE FISCAL YEARS ENDED SEPTEMBER 30, 1998 AND SEPTEMBER 30, 1999.

Annual Turnover

The annual turnover rate for each Portfolio for the past two fiscal years ended September 30 was as follows:

     --------------------------------------------------------------------------------------------
     Portfolio                                                           1998                1999
     ---------                                                           ----                ----
     --------------------------------------------------------------------------------------------
     Equity Portfolio                                                     77%                 103%
     --------------------------------------------------------------------------------------------
     Growth Portfolio                                                    N/A                  N/A
     --------------------------------------------------------------------------------------------
     Mid Cap Growth Portfolio                                            172                  208
     --------------------------------------------------------------------------------------------
     Mid Cap Value Portfolio                                             213                  244
     --------------------------------------------------------------------------------------------
     Small Cap Growth Portfolio                                           67                  300
     --------------------------------------------------------------------------------------------
     Small Cap Value Portfolio                                           163                  251
     --------------------------------------------------------------------------------------------
     Value Portfolio                                                      56                   53
     --------------------------------------------------------------------------------------------
     Value II Portfolio                                                  N/A                  N/A
     --------------------------------------------------------------------------------------------
     Domestic Fixed Income Portfolio                                     145                  115
     --------------------------------------------------------------------------------------------
     Fixed Income Portfolio                                              121                  103
     --------------------------------------------------------------------------------------------
     Fixed Income II Portfolio                                            92                  106
     --------------------------------------------------------------------------------------------
     Global Fixed Income Portfolio                                        88                   56
     --------------------------------------------------------------------------------------------

     --------------------------------------------------------------------------------------------------------
     Portfolio                                                                      1998               1999
     ---------                                                                      ----               ----
     --------------------------------------------------------------------------------------------------------
     High Yield Portfolio                                                             75                   45
     --------------------------------------------------------------------------------------------------------
     Intermediate Duration Portfolio                                                 131                   97
     --------------------------------------------------------------------------------------------------------
     International Fixed Income Portfolio                                             75                   64
     --------------------------------------------------------------------------------------------------------
     Limited Duration Portfolio                                                      107                  102
     --------------------------------------------------------------------------------------------------------
     Multi-Market Fixed Income Portfolio                                             163                   86
     --------------------------------------------------------------------------------------------------------
     Municipal Portfolio                                                             140                   88
     --------------------------------------------------------------------------------------------------------
     NY Municipal Portfolio                                                          N/A                  N/A
     --------------------------------------------------------------------------------------------------------
     Special Purpose Fixed Income Portfolio                                          105                  124
     --------------------------------------------------------------------------------------------------------
     Targeted Duration Portfolio                                                     N/A                  N/A
     --------------------------------------------------------------------------------------------------------
     Balanced Portfolio                                                              100                  111
     --------------------------------------------------------------------------------------------------------
     Balanced Plus Portfolio                                                         N/A                  N/A
     --------------------------------------------------------------------------------------------------------
     Multi-Asset-Class Portfolio                                                     107                  101
     --------------------------------------------------------------------------------------------------------
     Advisory Foreign Fixed Income Portfolio                                         318                    0
     --------------------------------------------------------------------------------------------------------
     Advisory Foreign Fixed Income II  Portfolio                                     N/A                  N/A
     --------------------------------------------------------------------------------------------------------
     Advisory Mortgage Portfolio                                                     126                   94
     --------------------------------------------------------------------------------------------------------

N/A -- Portfolio had not commenced operations as of September 30 of the applicable year.

Commissions Paid

For the fiscal years ended September 30, 1997, 1998, and 1999, the Fund paid brokerage commissions of approximately $19,134,219, $26,885,547, and $34,111,732, respectively. For the fiscal years ended September 30, 1997, 1998 and 1999, the Fund paid in the aggregate $3,693, $0, and $0, respectively, as brokerage commissions to Morgan Stanley & Co. Incorporated ("Morgan Stanley"), an affiliated broker-dealer, which represented .02%, 0%, and 0% of the total amount of brokerage commissions paid in each respective period. For the fiscal years ended September 30, 1997, 1998 and 1999, the Fund paid in the aggregate $118,000, $0, and $0, respectively, as brokerage commissions to Dean Witter Reynolds, Inc., an affiliated broker-dealer, which represented .67%, 0%, and 0% of the total amount of brokerage commissions paid in each respective period.

FOR THE FISCAL YEARS ENDED SEPTEMBER 30, 1998 AND SEPTEMBER 30, 1999, THE FUND DID NOT PAY ANY BORKERAGE COMMISSIONS TO ANY AFFILIATED BROKER-DEALER.

For the fiscal year ended September 30, 1999, the Fund paid brokerage commissions of $2,895,719, $5,508,686, $6,176,281, $181,492, $12,117,949,
$5,869,544, $897,000, and $465,060 for the Equity, Mid Cap Growth, Mid Cap Value, Small Cap Growth, Small Cap Value, Value, Balanced and Multi-Asset-Class Portfolios, respectively.

--------------------------------------------------------------------------------------------------
                                           Fiscal Year Ended September 30, 1997
--------------------------------------------------------------------------------------------------
                                 Total               Percent of Total         Percent of Total
Portfolio                         ($)              Commissions to Morgan     Commissions to DWR
                                                          Stanley
--------------------------------------------------------------------------------------------------
Equity                                3,869,410                       .17                      N/A
--------------------------------------------------------------------------------------------------
Growth                                      N/A                       N/A                      N/A
--------------------------------------------------------------------------------------------------
Mid Cap Growth                        3,051,138                       .11                      N/A
--------------------------------------------------------------------------------------------------
Mid Cap Value                         1,249,687                       N/A                      2.9
--------------------------------------------------------------------------------------------------
Small Cap Growth                            N/A                       N/A                      N/A
--------------------------------------------------------------------------------------------------
Small Cap Value                       3,954,424                       N/A                     1.94
--------------------------------------------------------------------------------------------------
Value                                 3,391,575                       N/A                      .24
--------------------------------------------------------------------------------------------------
Value II                                    N/A                       N/A                      N/A
--------------------------------------------------------------------------------------------------
Cash Reserves                               N/A                       N/A                      N/A
--------------------------------------------------------------------------------------------------
Domestic Fixed Income                       N/A                       N/A                      N/A
--------------------------------------------------------------------------------------------------
Fixed Income                                N/A                       N/A                      N/A
--------------------------------------------------------------------------------------------------
Fixed Income II                             N/A                       N/A                      N/A
--------------------------------------------------------------------------------------------------
Global Fixed Income                         N/A                       N/A                      N/A
--------------------------------------------------------------------------------------------------
High Yield                                  N/A                       N/A                      N/A
--------------------------------------------------------------------------------------------------
Intermediate Duration                       N/A                       N/A                      N/A
--------------------------------------------------------------------------------------------------
International Fixed                         N/A                       N/A                      N/A
 Income
--------------------------------------------------------------------------------------------------
Limited Duration                            N/A                       N/A                      N/A
--------------------------------------------------------------------------------------------------
Multi-Market Fixed                          N/A                       N/A                      N/A
 Income
--------------------------------------------------------------------------------------------------
Municipal                                   N/A                       N/A                      N/A
--------------------------------------------------------------------------------------------------
NY Municipal                                N/A                       N/A                      N/A
--------------------------------------------------------------------------------------------------
Special Purpose Fixed                       N/A                       N/A                      N/A
 Income
--------------------------------------------------------------------------------------------------
Targeted Duration                           N/A                       N/A                      N/A
--------------------------------------------------------------------------------------------------
Balanced                                573,940                       N/A                      .03
--------------------------------------------------------------------------------------------------
Balanced Plus                               N/A                       N/A                      N/A
--------------------------------------------------------------------------------------------------
Multi-Asset-Class                       333,188                       .08                      .07
--------------------------------------------------------------------------------------------------
Advisory Foreign                            N/A                       N/A                      N/A
 Fixed Income
--------------------------------------------------------------------------------------------------
Advisory Foreign                            N/A                       N/A                      N/A
 Fixed Income II
--------------------------------------------------------------------------------------------------
Advisory Mortgage                           N/A                       N/A                      N/A
--------------------------------------------------------------------------------------------------

                              GENERAL INFORMATION

Fund History

MAS Funds (formerly MAS Pooled Trust Fund) is an open end management investment company established under Pennsylvania law as a Pennsylvania business trust under an Amended and Restated Agreement and Declaration of Trust dated November 18, 1993. The Fund was originally established as The MAS Pooled Trust Fund, a Pennsylvania business trust, in February, 1984.

Description of Shares and Voting Rights

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series ("Portfolios") of shares. Currently the Fund consists of twenty-nine Portfolios.

The shares of each Portfolio of the Fund are fully paid and non-assessable, except as set forth below, and have no preference as to conversion, exchange, dividends, retirement or other features. The shares of each Portfolio of the Fund have no preemptive rights. The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. A shareholder of a class is entitled to one vote for each full class share held (and a fractional vote for each fractional class share held) in the shareholder's name on the books of the Fund. Shareholders of a class have exclusive voting rights regarding any matter submitted to shareholders that relates solely to that class of shares (such as a distribution plan or service agreement relating to that class), and separate voting rights on any other matter submitted to shareholders in which the interests of the shareholders of that class differ from the interests of holders of any other class.

Meetings of shareholders will not be held except as required by the 1940 Act and other applicable law. A meeting will be held to vote on the removal of a Trustee or Trustees of the Fund if requested in writing by the holders of not less than 10% of the outstanding shares of the Fund. The Fund will assist in shareholder communication in such matters to the extent required by law.

The Fund will continue without limitation of time, provided however that:

1) Subject to the majority vote of the holders of shares of any Portfolio of the Fund outstanding, the Trustees may sell or convert the assets of such Portfolio to another investment company in exchange for shares of such investment company, and distribute such shares, ratably among the shareholders of such Portfolio;

2) Subject to the majority vote of shares of any Portfolio of the Fund outstanding, the Trustees may sell and convert into money the assets of such Portfolio and distribute such assets ratably among the shareholders of such Portfolio; and

3) Without the approval of the shareholders of any Portfolio, unless otherwise required by law, the Trustees may combine the assets of any two or more Portfolios into a single Portfolio so long as such combination will not have a material adverse effect upon the shareholders of such Portfolio.

Upon completion of the distribution of the remaining proceeds or the remaining assets of any Portfolio as provided in paragraphs 1), 2), and 3) above, that Portfolio shall terminate and the Trustees shall be discharged of any and all further liabilities and duties hereunder and the right, title and interest of all parties shall be canceled and discharged with regard to that Portfolio.

Dividends and Distributions

The Fund's policy is to distribute substantially all of each Portfolio's net investment income, if any, together with any net realized capital gains in the amount and at the times that will avoid both income

(including capital gains) taxes on it and the imposition of the federal excise tax on undistributed income and capital gains. The amounts of any income dividends or capital gains distributions cannot be predicted.

Any dividend or distribution paid shortly after the purchase of shares of a Portfolio by an investor may have the effect of reducing the per share net asset value of that Portfolio by the per share amount of the dividend or distribution, except for the Cash Reserves Portfolio. Furthermore, such dividends or distributions, although in effect a return of capital, are subject to income taxes.

Unless the shareholder elects otherwise in writing, all dividends and distributions are automatically received in additional shares of that Portfolio of the Fund at net asset value (as of the business day following the record date). This will remain in effect until the Fund is notified by the shareholder in writing at least three days prior to the record date that either the Income Option (income dividends in cash and capital gains distributions in additional shares at net asset value) or the Cash Option (both income dividends and capital gain distributions in cash) has been elected. An account statement is sent to shareholders whenever a dividend or distribution is paid.

Each Portfolio of the Fund is treated as a separate entity (and hence, as a separate "regulated investment company") for federal tax purposes. Any net capital gains recognized by a Portfolio are distributed to its investors without need to offset (for federal income tax purposes) such gains against any net capital losses of another Portfolio.

In all Portfolios except the Cash Reserves Portfolio, undistributed net investment income is included in the Portfolio's net assets for the purpose of calculating NAV. Therefore, on the ex-dividend date, the NAV excludes the dividend (i.e., is reduced by the per share amount of the dividend). Dividends paid shortly after the purchase of shares by an investor, although in effect a return of capital, are taxable as ordinary income.

Certain mortgage securities may provide for periodic or unscheduled payments of principal and interest as the mortgages underlying the securities are paid or prepaid. However, such principal payments (not otherwise characterized as ordinary discount income or bond premium expense) will not normally be considered as income to the Portfolio and therefore will not be distributed as dividends. Rather, these payments on mortgage-backed securities will be reinvested on your behalf by the Portfolio.

Special Considerations for the Cash Reserves Portfolio: Net investment income is computed and dividends declared as of 12:00 noon (Eastern Time), on each day. Such dividends are payable to Cash Reserves Portfolio shareholders of record as of 12:00 noon (Eastern Time) on that day, if the Portfolio is open for business. Shareholders who redeem prior to 12:00 noon (Eastern Time) are not entitled to dividends for that day. Dividends declared for Saturdays, Sundays and holidays are payable to shareholders of record as of 12:00 noon (Eastern Time) on the preceding business day on which the Portfolio was open for business. Net realized short-term capital gains, if any, of the Cash Reserves Portfolio will be distributed whenever the Trustees determine that such distributions would be in the best interest of shareholders, but at least once a year. The Portfolio does not expect to realize any long-term capital gains. Should any such gains be realized, they will be distributed annually.

Shareholder and Trustee Liability

Under Pennsylvania law, shareholders of a trust such as the Fund may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trustees, but this disclaimer may not be effective in some jurisdictions or as to certain types of claims. The Declaration of Trust further provides for indemnification out of the Fund's property of any shareholder held personally liable for the obligations of the Fund. The Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations.

Pursuant to the Declaration of Trust, the Trustees may also authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios with distinct investment objectives and policies and share purchase, redemption and net asset valuation procedures) with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine. All consideration received by the Fund for shares of any additional series or class, and all assets in which such consideration is invested, would belong to that series or class (subject only to the rights of creditors of the Fund) and would be subject to the liabilities related thereto. Pursuant to the 1940 Act shareholders of any additional series or class of shares would normally have to approve the adoption of any advisory contract relating to such series or class and of any changes in the investment policies relating thereto.

The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office.

Year 2000 Transition

The Fund and its service providers do not appear to have been adversely affected by computer problems related to the transition to the year 2000. However, there remains a risk that such problems could arise or be discovered in the future. Year 2000 related problems also may negatively affect issuers whose securities the Fund purchases, which could have an impact on the value of your investment.


                               TAX CONSIDERATIONS

Each Portfolio intends to declare and pay dividends and capital gain distributions so as to avoid imposition of the federal excise tax. To do so, each Portfolio expects to distribute an amount at least equal to (i) 98% of its calendar year ordinary income, (ii) 98% of its capital gains net income for the one-year period ending October 31st, and (iii) 100% of any undistributed ordinary and capital gain net income from the prior year. In order for a Portfolio to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income derived with respect to its business of investing in such securities or currencies. It is anticipated that any net gain realized from the closing out of futures contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement. In addition, (i) a Portfolio must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income and 90% of its investment company taxable income; (ii) at the close of each quarter of a Portfolio's taxable year, at least 50% of its total assets must be represented by cash and cash items, U.S. government securities, securities of other regulated investment companies and such other securities with limitations; and (iii) at the close of each quarter of a Portfolio's taxable year, not more than 25% of the value of its assets may be invested in securities of any one issuer, or of two or more issuers engaged in same or similar businesses if the Portfolio owns at least 20% of the voting power of such issuers.

Each Portfolio of the Fund will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes including unrealized gains at the end of the Portfolio's fiscal year on certain futures transactions. Such distributions will be combined with distributions of capital gains realized on the Portfolio's other investments and shareholders will be advised of the nature of the payments.

Some of the options, futures contracts, forward contracts, and swap contracts entered into by the Portfolios may be "Section 1256 contracts." Section 1256 contracts held by a Portfolio at the end of its taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Internal Revenue Code (the "Code")) are "marked to market" with unrealized gains or losses treated as though they were realized. Any gains or losses, including "marked to market" gains or losses, on
Section 1256 contracts other than forward contracts are generally 60% long-term and 40% short-term capital gains or losses ("60/40") although all foreign currency gains and losses from such contracts may be treated as ordinary in character absent a special election.

Generally, hedging transactions and certain other transactions in options, futures, forward contracts and swap contracts undertaken by a Portfolio, may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gain or loss realized by a Portfolio. In addition, losses realized by a Portfolio on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures, forward contracts, and swap agreements to a Portfolio are not entirely clear. The transactions may increase the amount of short-term capital gain realized by a Portfolio. Short-term capital gain is taxed as ordinary income when distributed to shareholders.

A Portfolio may make one or more of the elections available under the Code which are applicable to straddles. If a Portfolio makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the elections made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a Portfolio that did not engage in such hedging transactions.

The Code provides constructive sales treatment for appreciated financial positions such as stock which has increased in value in the hands of a Portfolio. Under this constructive sales treatment, the Portfolio may be treated as having sold such stock and be required to recognize gain if it enters into a short sale, an offsetting notional principal contract, a futures or forward contract, or a similar transaction with respect to such stock or substantially identical property.

Each Portfolio of the Fund is treated as a separate entity for federal income tax purposes and intends to qualify for the special tax treatment afforded regulated investment companies. As such, each Portfolio will not be subject to federal income tax to the extent it distributes net investment company taxable income and net capital gains to shareholders. The Fund will notify you annually as to the tax classification of all distributions.

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends and capital gains distributions) paid to shareholders. In order to avoid this withholding requirement, you must certify on your Account Registration Form that your Social Security Number or Taxpayer Identification Number is correct, and that you are not subject to backup withholding.

Although income received on direct U.S. Government obligations is taxable at the Federal level, such income is exempt from tax at the state level when received directly, and may be exempt, depending on the state, when received by a shareholder. Each Portfolio will inform shareholders annually of the percentage of income and distributions derived from direct U.S. Government obligations. Shareholders should consult their tax advisers to determine whether any portion of dividends received from the Portfolio is considered tax exempt in their particular states.

Any gain or loss recognized on a sale or redemption of shares of a Portfolio by a shareholder who is not a dealer in securities will generally be treated as long-term capital gain or loss if the shares have been held for more than twelve months and short-term if for twelve months or less. Generally, long-term capital gains are currently taxed at a maximum rate of 20% and short-term gains are currently taxed at ordinary income tax rates. If shares held for six months or less are sold or redeemed for a loss, two special rules apply: First, if shares on which a net capital gain distribution has been received are subsequently sold or redeemed, and such shares have been held for six months or less, any loss recognized will be treated as long-term capital loss to the extent of the long-term capital gain distributions. Second, any loss recognized by a shareholder upon the sale or redemption of shares of a municipal Portfolio fund held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the Shareholder with respect to such shares.

Foreign Income Taxes: Investment income received by the Portfolios from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which would entitle the Portfolios to a reduced rate of tax or exemption from tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Portfolios' assets to be invested within various countries is not known. The Portfolios intend to operate so as to qualify for treaty-reduced rates of tax where applicable.

If at the end of a Portfolio's year, more than 50% of a Portfolio's assets are represented by foreign securities, then such Portfolio may file an election with the Internal Revenue Service to pass through to shareholders the amount of foreign income taxes paid by such Portfolio. A Portfolio will make such an election only if it is deemed to be in the best interests of such shareholders.

If a Portfolio makes the above-described election, the Portfolio will not be allowed a deduction or a credit for foreign taxes it paid and the amount of such taxes will be treated as a dividend paid by the Portfolio. The shareholders of the Portfolios will be required to: (i) include in gross income, even though not actually received, their respective pro rata share of foreign taxes paid by the Portfolio; (ii) treat their pro rata share of foreign taxes as paid by them;
(iii) treat as gross income from sources within the respective foreign countries, for purposes of the foreign tax credit, their pro rata share of such foreign taxes and their pro rate share of any dividend paid by the Portfolio which represents income from sources within foreign countries; and (iv) either deduct their pro rata share of foreign taxes in computing their taxable income or use it within the limitations set forth in the Code as a foreign tax credit against U.S. income taxes (but not both). In no event shall a shareholder be allowed a foreign tax credit if the shareholder holds shares in a Portfolio for 15 days or less during the 30-day period beginning on the date which is 15 days before the date on which such shares become ex-dividend with respect to such dividends.

Each shareholder of a Portfolio will be notified within 60 days after the close of each taxable (fiscal) year of the Fund if the foreign taxes paid by the Portfolio will pass through for that year, and, if so, the amount of each shareholder's pro rata share (by country) of (i) the foreign taxes paid, and
(ii) the Portfolio's gross income from foreign sources. The notice from the Portfolio to shareholders will also include the amount of foreign taxes paid by the Portfolio which are not allowable as a foreign tax credit because the Portfolio did not hold the foreign securities for more than 15 days during the 30-day period beginning on the date which is 15 days before the date on which the security becomes ex-dividend with respect to the foreign source dividend or because, and to the extent that, the recipient of the dividend is under an obligation to make related payments with respect to positions in substantially similar or related property. Shareholders who are not liable for federal income taxes, such as retirement plans qualified under Section 401 of the Code, will not be affected by any such "pass-through" of foreign tax credits.

State and Local Income Taxes: The Fund is not liable for any corporate income or franchise tax in the Commonwealth of Pennsylvania. Shareholders should consult their tax advisers for the state and local income tax consequences of distributions from the Portfolios.

Special Tax Considerations for the Municipal and NY Municipal Portfolios: Each of the Municipal and NY Municipal Portfolios intends that at the close of each quarter of its taxable year, at least 50% of the value of the Portfolio's total assets will consist of obligations the interest on which is excludable from gross income (i.e., municipal bonds and notes), so that it may pay "exempt-interest" dividends to shareholders. Exempt-interest dividends, which are defined in the Code, are excluded from a shareholder's gross income for federal income tax purposes, but may nevertheless be subject to the alternative minimum tax (imposed at a rate of 26%-28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers). A shareholder may, however, lose the federal tax-exempt status of the accrued income of the Portfolio if the shareholder redeems its shares before a dividend has been declared. Exempt-interest dividends received by shareholders from these Portfolios may be subject to state and local taxes, although some states allow a shareholder to exclude that portion of a portfolio's tax-exempt income which is accountable to municipal securities issued within the shareholder's state of residence.

These Portfolios may invest in private activity municipal securities, the interest on which is subject to the federal alternative minimum tax for corporations and individuals. These Portfolios may not be an appropriate investment for persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds. A "substantial user" is defined generally to include certain persons who regularly use in a trade or business or facility financed from the proceeds of industrial development bonds or private activity bonds. Such persons should consult their tax advisors before purchasing shares.

Any distributions paid to shareholders of either Portfolio that are derived from taxable interest or capital gains will be subject to federal income tax. Additionally, such distributions are not eligible for the dividends received deduction for corporations.

Interest on indebtedness incurred or continued by a shareholder in order to purchase or carry shares of these Portfolios is not deductible for federal income tax purposes to the extent that it relates to exempt-interest dividends distributed to the shareholder during the taxable year.


                        PRINCIPAL HOLDERS OF SECURITIES

As of January 5, 2000, the following represents persons or entities that owned, directly or beneficially, more than 5% of the shares of any Class of the following Portfolios' outstanding shares:


--------------------------------------------------------------------------------------------------------------------------
                                              INSTITUTIONAL CLASS PORTFOLIOS
--------------------------------------------------------------------------------------------------------------------------
           PORTFOLIO                    NAME AND ADDRESS                               NUMBER OF SHARES       % OF CLASS
--------------------------------------------------------------------------------------------------------------------------
Equity Portfolio                 First Union National Bank                                  3,319,619.151             7.92
                                 FBO Diocese of Camden
                                 CMG3C4 NC 1151
                                 1525 W WT Harris Blvd
                                 Charlotte, NC 28288
--------------------------------------------------------------------------------------------------------------------------
                                 MAC & Co. A/C VCBF 1770012                                 2,527,380.284             6.03
                                 Mutual Funds Operations
                                 P.O. Box 3198
                                 Pittsburgh, PA 15230-3198
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Portfolio         Charles Schwab & Co. Inc.                                  8,924,144.165            21.19
                                 Special Custody Account for the
                                 Attn: Mutual Funds
                                 101 Montgomery Street
                                 San Francisco, CA 94104
--------------------------------------------------------------------------------------------------------------------------
                                 Fidelity Investments Institutional                         6,816,264.472            16.18
                                 Operations FFIIOC as Agent for
                                 100 Magellan Way KWIC
                                 Covington, KY 41015
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Value Portfolio          Charles Schwab & Co. Inc.                                  4,749,815.997            10.90
                                 Special Custody for the
                                 Attn: Mutual Funds
                                 101 Montgomery Street
                                 San Francisco, CA 94104
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                              INSTITUTIONAL CLASS PORTFOLIOS
--------------------------------------------------------------------------------------------------------------------------
           PORTFOLIO                    NAME AND ADDRESS                               NUMBER OF SHARES       % OF CLASS
--------------------------------------------------------------------------------------------------------------------------
                                 MAS Funds Omnibus Account                                  2,224,144.683             5.10
                                 For TFM and Merged Shareholders C/O CGFSC
                                 8/th/ Floor T/A
                                 73 Tremont Street
                                 Boston, MA 02108
--------------------------------------------------------------------------------------------------------------------------
                                 Fishnet & Company                                          2,569,201.914             5.90
                                 FBO The Hearst Foundation
                                 C/O State Street Bank & Trust
                                 P.O.  Box 1992
                                 Boston, MA 02105
--------------------------------------------------------------------------------------------------------------------------
                                 The Chase Manhattan Bank                                   2,981,030.921             6.84
                                 FAO Hearst Corporation
                                 Global Securities Services
                                 6/th/ Floor
                                 New York, NY 11245
--------------------------------------------------------------------------------------------------------------------------
                                 The Northern Trust Company                                 4,771,919.442            10.95
                                 FBO Ameren Corp
                                 Defined Cont Plan
                                 P.O. Box 92956
                                 Chicago, IL 60675
--------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Portfolio       Charles Schwab & Co. Inc.                                  1,602,272.607            27.75
                                 Special Custody Account
                                 Attn: Mutual Funds
                                 101 Montgomery St.
                                 San Francisco, CA 94104
--------------------------------------------------------------------------------------------------------------------------
                                 Donaldson Lufkin & Jenrette                                  323,123.560             5.60
                                 Pershing Division
                                 P.O. Box 2052
                                 Jersey City, NJ 07303
--------------------------------------------------------------------------------------------------------------------------
                                 National Financial Services FBO Their Customers              501,050.232             8.68
                                 Church Street Station
                                 New York, NY 10008-3908
--------------------------------------------------------------------------------------------------------------------------
                                 The Duke Endowment                                           683,028.188            11.83
                                 Suite 3500
                                 100 N. Tyron
                                 Charlotte, NC 28202-4012
--------------------------------------------------------------------------------------------------------------------------
Small Cap Value Portfolio        Charles Schwab & Co. Inc.                                  3,742,392.626             7.05
                                 Special Custody Account
                                 Attn: Mutual Funds
                                 101 Montgomery St.
                                 San Francisco, CA 94104
--------------------------------------------------------------------------------------------------------------------------
                                 American Red Cross Retirement System                       2,951,959.744             5.56
                                 Attn: Christina Samson
                                 8111 Gatehouse Rd., 5/th/ Floor
                                 Falls Church, VA 22042-1203
--------------------------------------------------------------------------------------------------------------------------
                                 The Northern Trust Co. as TTEE                             2,793,808.394             5.26
                                 FBO Silicon Graphics
                                 P.O.  Box 92956
                                 Chicago, IL 60675
--------------------------------------------------------------------------------------------------------------------------
                                 The Northern Trust Co. as TTEE                             3,341,714.745             6.30
                                 FBO Potomac Electric Power Co. Gen R PL
                                 P.O. Box 92956
                                 Chicago, IL 60675
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                              INSTITUTIONAL CLASS PORTFOLIOS
--------------------------------------------------------------------------------------------------------------------------
           PORTFOLIO                    NAME AND ADDRESS                               NUMBER OF SHARES       % OF CLASS
--------------------------------------------------------------------------------------------------------------------------
Value Portfolio                  Charles Schwab & Co. Inc.                                 16,093,855.213            21.87
                                 Special Custody Account
                                 Attn: Mutual Funds
                                 101 Montgomery St.
                                 San Francisco, CA 94104
--------------------------------------------------------------------------------------------------------------------------
                                 National Financial Services Corp FBO Their                 3,755,546.598             5.10
                                 Customers
                                 Church Street Station
                                 New York, NY 10008-3908
--------------------------------------------------------------------------------------------------------------------------
Cash Reserves Portfolio          California Bank & Trust As TTEE OOCL                      10,824,869.860             8.11
                                 USA Inc Pension TR
                                 Attn: Robin Ropolo-Trust Dept
                                 300 Lakeside Dr., 8/th/ Floor
                                 Oakland, CA 94612
--------------------------------------------------------------------------------------------------------------------------
                                 Salkeld & Co.                                             14,096,664.680            10.56
                                 C/O Bankers Trust Company
                                 Church Street Station
                                 New York, NY 10008
--------------------------------------------------------------------------------------------------------------------------
                                 The Northern Trust Company as TTEE                        27,366,724.060            20.50
                                 FBO Morgan Stanley Plan 8504
                                 P.O. Box 92956
                                 Chicago, IL 60675
--------------------------------------------------------------------------------------------------------------------------
                                 Bankers Trust Co. FBO CNMC 174351                         16,744,953.770            12.54
                                 Attn: M. Bloebaum
                                 P.O. Box 9014
                                 Church Street Station
                                 New York, NY 10008
--------------------------------------------------------------------------------------------------------------------------
Domestic Fixed Income Portfolio  Saxon & Company                                              850,883.719             5.01
                                 FBO 78 Weirton Med Ctr MAS
                                 A/C 20-10-002-1033668
                                 P.O. Box 7780-1888
                                 Philadelphia, PA 19182
--------------------------------------------------------------------------------------------------------------------------
                                 Fidelity Investments Institutional                         5,533,017.710            32.56
                                 Operations FIIOC as Agent for
                                 100 Magellan Way KWIC
                                 Covington, KY 41015
--------------------------------------------------------------------------------------------------------------------------
                                 Fleet National Bank Custodian for                            991,891.929             5.84
                                 Attn: 0006813110
                                 P.O. Box 92800
                                 Rochester, NY 14692-8900
--------------------------------------------------------------------------------------------------------------------------
                                 Fidelity Management Trust Co. as Trustee for  US           2,304,541.703            13.56
                                 Airways Inc- Cap Growth
                                 Attn: Trust Operations- H10C
                                 82 Devonshire St.
                                 Boston, MA 02109
--------------------------------------------------------------------------------------------------------------------------
                                 HSBC Bank USA TTEE for                                     1,080,265.810             6.36
                                 Highland Hospital Ret Plan
                                 P.O. Box 1329
                                 Buffalo, NY 14240
--------------------------------------------------------------------------------------------------------------------------
Fixed Income Portfolio           The Northern Trust Co. as TTEE                            22,378,207.258             5.72
                                 FBO Morgan Stanley Plan 8504
                                 P.O. Box 92956
                                 Chicago, IL 60675
--------------------------------------------------------------------------------------------------------------------------
Fixed Income II Portfolio        First Union National Bank                                  3,780,912.174            11.12
                                 FBO Diocese of Camden
                                 CMG 3C4 NC 1151
                                 1525 W. WT Harris Blvd
                                 Charlotte, NC 28288
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                              INSTITUTIONAL CLASS PORTFOLIOS
--------------------------------------------------------------------------------------------------------------------------
           PORTFOLIO                    NAME AND ADDRESS                               NUMBER OF SHARES       % OF CLASS
--------------------------------------------------------------------------------------------------------------------------
                                 Regions Bank as TTEE for Infirmary                         4,144,490.087            12.19
                                 Health Systems Pension
                                 P.O. Box  2527
                                 Mobile, AL 36622-0001
--------------------------------------------------------------------------------------------------------------------------
Global Fixed Income Portfolio    Rockefeller Family Fund Inc                                  348,912.244             6.54
                                 437 Madison Avenue 37/th/ Floor
                                 New York, NY 10022
--------------------------------------------------------------------------------------------------------------------------
                                 State Street Bank & Trust Trustee                            582,378.968            10.91
                                 Attn: Dorothy G McNeil
                                 P.O. Box 1992
                                 Boston, MA 02105
--------------------------------------------------------------------------------------------------------------------------
                                 All for Her Fund                                             957,859.645            17.94
                                 Attn: Mary Borthwick Controller
                                 4 Pine West Plaza
                                 Albany, NY 12205-5520
--------------------------------------------------------------------------------------------------------------------------
                                 The Charles A. Dana Foundation Inc.                        2,214,278.110            41.48
                                 Attn: Herbert Vine
                                 745 Fifth Ave Suite 700
                                 New York, NY 10151
--------------------------------------------------------------------------------------------------------------------------
                                 Hudson-Webber Foundation                                     927,576.719            17.37
                                 Attn: Leslie R. Malcolmson
                                 333 West Fort St. Suite 1310
                                 Detroit, MI 48226-3134
--------------------------------------------------------------------------------------------------------------------------
High Yield Portfolio             KPMG Peat Marwick                                          9,102,924.727             7.55
                                 Attn: Michael Lynskey
                                 Three Chestnut Ridge Road
                                 Montvale, NJ 07645
--------------------------------------------------------------------------------------------------------------------------
                                 Donaldson Lufkin & Jenrette                                6,065,607.298             5.03
                                 Pershing Division
                                 P.O. Box 2052
                                 Jersey City, NJ 07303
--------------------------------------------------------------------------------------------------------------------------
                                 Minnesota Life Insurance Co.                               6,459,528.602             5.36
                                 C/O Advantus Capital Management Inc
                                 Station 16-4202
                                 400 Robert St.
                                 St. Paul, MN 55101
--------------------------------------------------------------------------------------------------------------------------
Intermediate Duration Portfolio  FNB Nominee Co                                               427,040.869             8.53
                                 C/O First Commonwealth Co
                                 614 Philadelphia St.
                                 Indiana, PA 15701
--------------------------------------------------------------------------------------------------------------------------
                                 Union Bank of California TR Nominee                        1,543,322.837            30.84
                                 FBO Los Angeles Hotel Restaurant
                                 610001264 00
                                 P.O. Box 85484
                                 San Diego, CA 92186
--------------------------------------------------------------------------------------------------------------------------
                                 Mariposa Foundation                                          323,747.551             6.47
                                 C/O Morgan Stanley
                                 1251 Ave of the Americas 23/rd/ Floor
                                 New York, NY 10020
--------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                INSTITUTIONAL CLASS PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------------
           PORTFOLIO                       NAME AND ADDRESS                               NUMBER OF SHARES     % OF CLASS
-----------------------------------------------------------------------------------------------------------------------------
                                 NYACK Hospital                                               647,552.197            12.94
                                 Attn: Ms. Susan Popowick Controller
                                 160 North Midland Ave.
                                 NYACK, NY 10960
-----------------------------------------------------------------------------------------------------------------------------
                                 Curtis L Carlson Family Foundation                           269,711.973             5.39
                                 Attn: Brenda Sallstrom
                                 P.O. Box 59159
                                 Minneapolis, MN 55459-8215
-----------------------------------------------------------------------------------------------------------------------------
International Fixed Income       Charles Schwab & Co. Inc                                   1,206,966.232             9.09
 Portfolio                       Attn: Mutual Funds
                                 101 Montgomery St.
                                 San Francisco, CA 94104
-----------------------------------------------------------------------------------------------------------------------------
                                 Syntex USA Inc                                             2,028,720.071            15.27
                                 Pension Trust
                                 Attn: Sue Griswold
                                 P.O. Box 10850
                                 Palo Alto, CA 94303
-----------------------------------------------------------------------------------------------------------------------------
                                 ARMCO Master Pension Trust                                 1,893,381.799            14.26
                                 Mr. Christopher Motley
                                 Treasurer
                                 703 Curtis St.
                                 Middletown, OH 45044-3999
-----------------------------------------------------------------------------------------------------------------------------
                                 Chemical Bank as Custodian For                             1,045,584.672             7.87
                                 Smithsonian Institution
                                 Attn: Hazel Drinkard
                                 4 New York Plaza 4/th/ Floor
                                 New York, NY 10004
-----------------------------------------------------------------------------------------------------------------------------
                                 Western Metal Industry Pension Fund                        2,221,685.984            16.73
                                 C/O Miller Anderson & Sherrerd
                                 One Tower Bridge
                                 West Conshohocken, PA 19428
-----------------------------------------------------------------------------------------------------------------------------
                                 MAC & Co. CFZF5031172                                      2,537,835.653            19.11
                                 Mutual Fund Operations
                                 P.O. Box 3198
                                 Pittsburgh, PA 15230-3198
-----------------------------------------------------------------------------------------------------------------------------
                                 Wellesley College                                          1,157,008.575             8.71
                                 Attn: Robert Bower Controller
                                 106 Central St.
                                 Wellesley, MA 02481
-----------------------------------------------------------------------------------------------------------------------------
Limited Duration Portfolio       Citibank NA TTEE for Fieldcrest                            1,783,365.702            11.78
                                 Cannon Hourly Retirement Plan
                                 Acct Unit Building B Floor 3 Zone 8
                                 3800 Citibank Center Tampa
                                 Tampa, FL 33610-9122
-----------------------------------------------------------------------------------------------------------------------------
                                 Northern California Bakery Drivers                         1,660,622.049            10.97
                                 Security Fund c/o ATPA
                                 1640 South Loop Rd
                                 Alameda, CA 94502
-----------------------------------------------------------------------------------------------------------------------------
                                 Union Bank of California TR                                2,221,748.332            14.67
                                 FBO Los Angeles Hotel Restaurant
                                 610001264 00
                                 P.O. Box 85484
                                 San Diego, CA 92186
-----------------------------------------------------------------------------------------------------------------------------
Multi-Market Fixed Income        Y & H Soda Foundation                                        556,737.004             5.49
 Portfolio                       Attn: Judy Murphy
                                 2 Theatre Sq Suite 211
                                 Orinda, CA 94563-3346
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                INSTITUTIONAL CLASS PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------------
           PORTFOLIO                       NAME AND ADDRESS                               NUMBER OF SHARES     % OF CLASS
-----------------------------------------------------------------------------------------------------------------------------
                                 Connelly Foundation                                        5,563,274.766            54.87
                                 Attn: Lawrence Mangan
                                 One Tower Bridge Suite 1450
                                 West Conshohocken, PA 19428
-----------------------------------------------------------------------------------------------------------------------------
                                 The Greenwall Foundation                                   1,034,479.755            10.20
                                 Attn: William C. Stubing
                                 Two Park Avenue
                                 New York, NY 10016-5603
-----------------------------------------------------------------------------------------------------------------------------
                                 National City Bank FBO                                       695,775.960             6.86
                                 Jeannette Memorial Hospital
                                 Attn: Mutual Funds
                                 46  PO9258016
                                 P.O. Box 94984
                                 Cleveland, OH 44101-4984
-----------------------------------------------------------------------------------------------------------------------------
                                 The Healthcare Fund of New Jersey                          1,717,143.711            16.94
                                 Attn: Dr. Mark S. Hockberg
                                 75 Livingston Ave.
                                 Roseland, NJ 07068
-----------------------------------------------------------------------------------------------------------------------------
Municipal Portfolio              Charles Schwab Co. Inc                                     1,119,506.296            10.55
                                 Attn: Mutual Funds
                                 101 Montgomery St
                                 San Francisco, CA 94104
-----------------------------------------------------------------------------------------------------------------------------
                                 Robert A Fox                                                 637,713.457             6.01
                                 C/o RAF Industries
                                 165 Township Line Rd
                                 Suite 2100
                                 Jenkintown, PA 19046
-----------------------------------------------------------------------------------------------------------------------------
                                 Wachovia Bank NA                                             635,853.908             5.99
                                 TTEE U/A 6/20/95
                                 P.O. Box 3073
                                 301 N. Main St MC NC31057
                                 Winston-Salem, NC 27150
-----------------------------------------------------------------------------------------------------------------------------
                                 JR Trueman Qualified Subchapter S Trust                    1,446,430.129            13.63
                                 Attn: Barbara Trueman
                                 5490 Hayden Rd
                                 Amlin, OH 43002
-----------------------------------------------------------------------------------------------------------------------------
Special Purpose Fixed Income     Robertson Research Fund                                    3,048,977.788             8.20
 Portfolio                       Cold Spring Harbor Laboratory
                                 Attn: Alison McDermott
                                 P.O. Box 100
                                 Cold Springs Harbor, NY 11724-0100
-----------------------------------------------------------------------------------------------------------------------------
                                 The Cold Spring Harbor Fund                                1,907,372.882             5.13
                                 Attn: Alison McDermott
                                 P.O. Box 100 Burgtown Rd
                                 Cold Springs Harbor, NY 11724
-----------------------------------------------------------------------------------------------------------------------------
                                 Key Trust Co.  as Custodian for Taft Hart/PL               1,965,218.957             5.29
                                 P.O. Box 94871
                                 Cleveland, OH 44101-4871
-----------------------------------------------------------------------------------------------------------------------------
                                 Fleet National Bank                                        2,723,288.523             7.33
                                 FBO Hartford Hospital
                                 P.O. Box 92800
                                 Rochester, NY 14692-8900
-----------------------------------------------------------------------------------------------------------------------------
Balanced Portfolio               Scholle Corporation Employees                              1,509,226.077             5.35
                                 Retirement Trust
                                 Attn: William Borkett VP FIN
                                 200 W North Ave
                                 Northlake, IL 60164-2490
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                INSTITUTIONAL CLASS PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------------
           PORTFOLIO                       NAME AND ADDRESS                               NUMBER OF SHARES     % OF CLASS
-----------------------------------------------------------------------------------------------------------------------------
                                 Northern Trust Co. as TTEE                                10,063,219.958            35.66
                                 FBO Allianz Defined Cont Plan
                                 P.O. Box 92956
                                 Chicago, IL 60675
-----------------------------------------------------------------------------------------------------------------------------
                                 Wendel & Co 507415                                         3,279,123.978            11.62
                                 Trustee for A&P Savings Plan
                                 C/O The Bank of New York
                                 P.O. Box 1066 Wall Street Station
                                 New York, NY 10268
-----------------------------------------------------------------------------------------------------------------------------
                                 Wendel & Co A/C 018768                                     2,878,844.264            10.20
                                 P.O. Box 1066
                                 Wall Street Station
                                 New York, NY 10268
-----------------------------------------------------------------------------------------------------------------------------
                                 Wendel & Co A/C 017735                                     2,443,683.795             8.66
                                 P.O. Box 1066
                                 Wall Street Station
                                 New York, NY 10268
-----------------------------------------------------------------------------------------------------------------------------
Multi-Asset-Class Portfolio      Albany Medical College A-29                                3,684,312.617            25.81
                                 Combined Funds
                                 Attn: Paul Pennell
                                 47 New Scotland Ave.
                                 Albany, NY 12208
-----------------------------------------------------------------------------------------------------------------------------
                                 Albany Medical Center Hospital                               734,316.294             5.15
                                 Combined Funds
                                 Attn: Controller
                                 New Scotland Ave.
                                 Albany, NY 12208
-----------------------------------------------------------------------------------------------------------------------------
                                 The National Center for State Courts                         959,008.368             6.72
                                 Attn: Gwen W. Williams CPA CIA Controller
                                 300 Newport Ave.
                                 Williamsburg, VA 23185
-----------------------------------------------------------------------------------------------------------------------------
                                 Chase Manhattan Bank as Trustee for Milbank                1,674,831.857            11.73
                                 Tweed Hadley & McCloy
                                 Attn : Jeff Salazar 5/th/ Floor
                                 3 Chase Metrotech Center
                                 Brooklyn, NY 11245
-----------------------------------------------------------------------------------------------------------------------------
                                 Northern Trust as TTEE FBO                                 1,003,007.680             7.03
                                 Scotsman Industries
                                 P.O Box 92956
                                 Chicago, IL 60675
-----------------------------------------------------------------------------------------------------------------------------
                                 Fifth Third Bank Custodian                                   858,029.729             6.01
                                 Indianapolis Symphony Orchestra
                                 P.O. Box 630074
                                 Cincinnati, OH 45263
-----------------------------------------------------------------------------------------------------------------------------
Advisory Mortgage Portfolio      Northern Trust Company Trustee FBO Ford Motor Co.         56,334,816.148             6.70
                                 A/C 22-01854
                                 P.O. Box 92956
                                 Chicago, IL 60675
-----------------------------------------------------------------------------------------------------------------------------
                                 Pacific Gas & Electric Company                            48,098,290.543             5.72
                                 Attn: Carolyn Margiotti
                                 Mail Code B24K
                                 San Francisco, CA 94177
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                INSTITUTIONAL CLASS PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------------
           PORTFOLIO                       NAME AND ADDRESS                               NUMBER OF SHARES     % OF CLASS
-----------------------------------------------------------------------------------------------------------------------------
Advisory Foreign Fixed Income    Kaiser Foundation DB Plan                                    218,865.727             5.65
 Portfolio                       Attn: Ms. Janice Murphy
                                 One Kaiser Plaza
                                 Oakland, CA 94612
-----------------------------------------------------------------------------------------------------------------------------
                                 Chemical Bank as Custodian for Smithsonian                   325,487.507             8.40
                                 Institution
                                 Attn: Hazel Drinkard
                                 4 New York Plaza 4/th/ Floor
                                 New York, NY 10004
-----------------------------------------------------------------------------------------------------------------------------
                                 Minnesota State Board of Investments                         293,096.261             7.56
                                 Attn: Jason Matz
                                 Suite 105 MEA Building
                                 55 Sherburne Ave.
                                 St. Paul, MN 55155
-----------------------------------------------------------------------------------------------------------------------------
                                 Northern Trust Company Trustee FBO Ford Motor Co.            263,003.074             6.78
                                 A/C 22-01854
                                 P.O. Box 92956
                                 Chicago, IL 60675
-----------------------------------------------------------------------------------------------------------------------------
                                 Bost & Co.A/C LCRF0391002                                    346,948.468             8.95
                                 Mutual Fund Operations
                                 P.O. Box 3198
                                 Pittsburgh, PA 15230-3198
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                 INVESTMENT CLASS PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------------
           PORTFOLIO                             NAME  AND ADDRESS                    NUMBER OF SHARES       % OF CLASS
-----------------------------------------------------------------------------------------------------------------------------
Equity Portfolio                 Shadyside Presbyterian Church                                 50,981.079            82.52
                                 William E Saul Endowment Fund
                                 Attn: Ms. Nancy M. Shaytar
                                 5121 Westminster Pl
                                 Pittsburgh, PA 15232
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Value Portfolio          Northern Trust Trustee                                       253,878.158            23.75
                                 A/C 22-00012
                                 P.O. Box 92956
                                 Chicago, IL 60675
-----------------------------------------------------------------------------------------------------------------------------
                                 First National Bank of Shelby Custodian for                  296,367.702            27.72
                                 Gardner Webb University
                                 P.O. Box 168
                                 Shelby, NC 28151-0168
-----------------------------------------------------------------------------------------------------------------------------
                                 State Street Bank & Trust Co.                                 55,848.435             5.22
                                 Specialized Trust Services Division
                                 Acct IX1A-FDN
                                 Attn: Jack McCorkle
                                 200 Newport Ave- JQB7
                                 North Quincy, MA 02171
-----------------------------------------------------------------------------------------------------------------------------
                                 BMMSA P&PS                                                    85,369.675             7.99
                                 Attn: Lawrence M. Werner
                                 933 Haverford Rd
                                 Bryn Mawr, PA 19010
-----------------------------------------------------------------------------------------------------------------------------
Value Portfolio                  Doctors Community Hospital                                   115,037.472            15.55
                                 Cash Balance Pension Plan
                                 Attn: Dennis P. Scanlon
                                 8118 Good Luck Rd
                                 Lanham, MD 20706-3596
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                 INVESTMENT CLASS PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------------
           PORTFOLIO                             NAME  AND ADDRESS                    NUMBER OF SHARES       % OF CLASS
-----------------------------------------------------------------------------------------------------------------------------
                                 IBEW Local 223 Deferred Income Fund                           78,458.055            10.61
                                 111 Rhode Island Rd
                                 P.O. Box 1238
                                 Lakeville, MA 02347
-----------------------------------------------------------------------------------------------------------------------------
                                 Southwest Guaranty Trust Co.                                  39,937.745             5.40
                                 Attn: Fiduciary-Cash-Mutual Funds
                                 2121 Sage Rd Suite 150
                                 Houston, TX 77056
-----------------------------------------------------------------------------------------------------------------------------
                                 Employees Pension Plan of United Conveyor                     51,805.860             7.00
                                 Corporation
                                 Attn: DS Hoyem
                                 2100 Norman Dr. West
                                 Waukegan, IL 60085
-----------------------------------------------------------------------------------------------------------------------------
                                 First Union National Bank                                     82,326.517            11.13
                                 Attn: Funds Group- Rich Sapienza
                                 1525 West WT Harris Blvd
                                 Charlotte, NC 28288-1151
-----------------------------------------------------------------------------------------------------------------------------
                                 Wilmington Trust Co Custodian                                 40,626.695             5.49
                                 U/A 5/22/97 AC 42102-0 C/O Mutual Funds
                                 P.O. Box 8882
                                 Wilmington, DE 19898-8882
-----------------------------------------------------------------------------------------------------------------------------
                                 Chase Manhattan Bank TTEE For NY State Deferred              252,584.840            34.15
                                 Comp Plan
                                 Attn: Gladstone Stephenson
                                 2/nd/ Floor
                                 New York, NY 10004
-----------------------------------------------------------------------------------------------------------------------------
Cash Reserves Portfolio          MSDW Stable Value Plan- SEI Trustee                        1,057,584.730           100.00
                                 Attn: Jeff Ryan
                                 530 E. Swedesford Road
                                 Wayne, PA 19087-1693
-----------------------------------------------------------------------------------------------------------------------------
Fixed Income Portfolio           Lasalle National Bank TTEE                                   246,820.739             6.18
                                 FBO Woodlawn Cemetary Care Fund
                                 P.O. Box 1443
                                 Chicago, IL 60690
-----------------------------------------------------------------------------------------------------------------------------
                                 Pennsylvania League of Cities and                            272,833.901             6.84
                                 Municipalities- Penn Prime Workers
                                 Attn: Mr. Allen L. Loomis, Jr
                                 414 North Second St.
                                 Harrisburg, PA 17101
-----------------------------------------------------------------------------------------------------------------------------
                                 Testa and Co.                                                447,820.574            11.22
                                 Attn: Patty Genesky
                                 P.O. Box 1412
                                 Rochester, NY 14603-1412
-----------------------------------------------------------------------------------------------------------------------------
                                 Zoological Society of Philadelphia Endowment                 310,347.321             7.78
                                 Attn: Anita Primo
                                 3400 West Girard Ave.
                                 Philadelphia, PA 19104-1196
-----------------------------------------------------------------------------------------------------------------------------
                                 MSDW Stable Value Plan- SEI Trustee                        1,024,337.078            25.67
                                 Attn: Jeff Ryan
                                 530 E. Swedesford Road
                                 Wayne, PA 19087-1693
-----------------------------------------------------------------------------------------------------------------------------
                                 ACMP Foundation                                              295,398.841             7.40
                                 5 Riverfield Dr.
                                 Westport, CT 068800
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                 INVESTMENT CLASS PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------------
           PORTFOLIO                             NAME  AND ADDRESS                    NUMBER OF SHARES       % OF CLASS
-----------------------------------------------------------------------------------------------------------------------------
High Yield Portfolio             Attn 14723100                                                283,794.347            32.61
                                 P.O. Box 92800
                                 Rochester, NY 14692-8900
-----------------------------------------------------------------------------------------------------------------------------

                                 Northern Trust Co. as Custodian for Noblehouse                92,999.719            10.69
                                 International Ltd.
                                 P.O. Box 92956
                                 Chicago, IL 60675
-----------------------------------------------------------------------------------------------------------------------------
                                 The Philadelphia Foundation                                  166,405.935            19.12
                                 Attn: Julia R. Dutton
                                 1234 Market St.
                                 Suite 1900
                                 Philadelphia, PA 19102
-----------------------------------------------------------------------------------------------------------------------------
                                 Byrd & Co.                                                   294,163.190            33.80
                                 C/O First Union National Bank
                                 530 Walnut St.
                                 Philadelphia, PA 19101
-----------------------------------------------------------------------------------------------------------------------------
Balanced Portfolio               Anne Laura Marcoux                                             3,909.803            22.18
                                 P.O. Box 3898
                                 Incline Village, NV 89450
-----------------------------------------------------------------------------------------------------------------------------
                                 Nabank & Co./ DRK                                             13,716.672            77.82
                                 Attn: Trust Securities
                                 P.O. Box 2180
                                 Tulsa, OK 74101-2180
-----------------------------------------------------------------------------------------------------------------------------
Multi-Asset-Class Portfolio      English Speaking Union                                       254,234.109            48.63
                                 Central Florida Branch
                                 Attn: Robert Hostetter Jr.
                                 1330 Mayfield Ave.
                                 Winter Park, FL 32789
-----------------------------------------------------------------------------------------------------------------------------
                                 Kano-Zimmerman Profit Sharing Plan                           233,166.186            44.60
                                 Attn: Rhoads Zimmerman
                                 P.O. Box 110098
                                 Nashville, TN 37222
-----------------------------------------------------------------------------------------------------------------------------
                                 Noble Inc. DBA Noble of Indiana                               33,107.026             6.33
                                 Attn: Paul J. Lang
                                 201 S. Capitol Suite 800
                                 Indianapolis, IN 46225
-----------------------------------------------------------------------------------------------------------------------------
Intermediate Duration            MSDW Stable Value Plan- SEI Trustee                        1,171,220.576           100.00
Portfolio                        Attn: Jeff Ryan
                                 530 E. Swedesford Road
                                 Wayne, PA 19087-1693
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                   ADVISER CLASS PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------------
           PORTFOLIO                             NAME  AND ADDRESS                    NUMBER OF SHARES       % OF CLASS
-----------------------------------------------------------------------------------------------------------------------------
Equity Portfolio                    Nationwide Asset Allocation Trust                          11,319.312             7.65
                                    Moderate Portfolio
                                    C/O Nationwide Advisory Services Inc
                                    Three Nationwide Plaza
                                    Columbus, OH 43215
-----------------------------------------------------------------------------------------------------------------------------
                                    Nationwide Asset Allocation Trust                          17,669.215            11.95
                                    Moderately Aggressive Portfolio
                                    C/O Nationwide Advisory Services Inc
                                    Three Nationwide Plaza
                                    Columbus, OH 43215
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                   ADVISER CLASS PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------------
           PORTFOLIO                             NAME  AND ADDRESS                    NUMBER OF SHARES       % OF CLASS
-----------------------------------------------------------------------------------------------------------------------------
                                     Nationwide Asset Allocation Trust                         25,570.716            17.29
                                     Aggressive Portfolio
                                     C/O Nationwide Advisory Services Inc
                                     Three Nationwide Plaza
                                     Columbus, OH 43215
-----------------------------------------------------------------------------------------------------------------------------
                                     United States Equestrian Team, Inc.                       17,803.608            12.04
                                     Attn: Robert C. Standish
                                     Pottersville Road
                                     Gladstone, NJ 07934
-----------------------------------------------------------------------------------------------------------------------------
                                     Resources Trust Co. For the Exclusive Benefit of          68,190.441            46.10
                                     Various IMS Customers
                                     P.O. Box 3865
                                     Englewood, CO 80155-3865
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Portfolio             Fidelity Investments Institutional                     8,056,050.906            52.11
                                     Operations CO FIIOC as agent for
                                     100 Magellan Way KW1C
                                     Covington, KY 41015
-----------------------------------------------------------------------------------------------------------------------------
                                     Merrill Lynch Trust Co TTEE                            3,967,768.876            25.66
                                     FBO Qualified Retirement Plans
                                     Attn: Jerry Stone
                                     265 Davidson Ave.
                                     Somerset, NJ 08873
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Value Portfolio              Mellon Bank as Agent/Omnibus Account                   1,393,442.339            58.03
                                     Omnibus AIM 0027
                                     135 Santilli Highway
                                     Everett, MA 02149-1950
-----------------------------------------------------------------------------------------------------------------------------
                                     Fidelity Investments Institutional                       167,026.066             6.96
                                     Operations CO FIIOC as agent for
                                     100 Magellan Way KW1C
                                     Covington, KY 41015
-----------------------------------------------------------------------------------------------------------------------------
                                     MAS Funds Omnibus Acct for TFM and Merged                172,980.650             7.20
                                     Shareholders
                                     C/O CGFSC 8/th/ Floor T/A
                                     73 Tremont St.
                                     Boston, MA 02108
-----------------------------------------------------------------------------------------------------------------------------
                                     Memphis Commerce Square                                  240,084.273            10.00
                                     Attn: Ramona COE/Trust Division
                                     One Commerce Square
                                     Memphis, TN 38150
-----------------------------------------------------------------------------------------------------------------------------
                                     The Union Central Life Insurance Company                 266,672.933            11.11
                                     Group Separate Account
                                     Attn: Roberta Ujuary
                                     1876 Waycorss Rd
                                     Cincinnati, OH 45240
-----------------------------------------------------------------------------------------------------------------------------
Small Cap Value Portfolio            Fidelity Investments Institutional                       135,107.803            10.15
                                     Operations CO FIIOC as agent for
                                     100 Magellan Way KW1C
                                     Covington, KY 41015
-----------------------------------------------------------------------------------------------------------------------------
                                     UMB Bank NA                                              678,166.297            50.97
                                     Attn: Employee Benefits Division
                                     1010 Grand Avenue
                                     Kansas City, MO 64141-6692
-----------------------------------------------------------------------------------------------------------------------------
                                     Wachovia Bank NA Custodian for The Community              99,278.170             7.46
                                     Foundation of Western North Carolina
                                     301 N Main St.
                                     P.O. Box 3073
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                   ADVISER CLASS PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------------
           PORTFOLIO                             NAME  AND ADDRESS                    NUMBER OF SHARES       % OF CLASS
-----------------------------------------------------------------------------------------------------------------------------
                                     Winston-Salem, NC 27150


-----------------------------------------------------------------------------------------------------------------------------
Value Portfolio                      Fidelity Investments Institutional                     6,723,196.161            37.86
                                     Operations CO FIIOC as agent for
                                     100 Magellan Way KW1C
                                     Covington, KY 41015
-----------------------------------------------------------------------------------------------------------------------------
                                     State Street Bank TTEE FBO                             7,131,808.392            40.16
                                     200 Newport Avenue
                                     JQ6N
                                     North Quincy, MA 02171
-----------------------------------------------------------------------------------------------------------------------------
Domestic Fixed Income Portfolio      American Express Trust Company                           116,424.880           100.00
                                     FBO American Express Retirement Services
                                     Attn: Chris Hunt N10/996
                                     P.O. Box 534
                                     Minneapolis, MN 55440-0534
-----------------------------------------------------------------------------------------------------------------------------
Fixed Income Portfolio               Fidelity Investments Institutional                     3,991,986.255            30.91
                                     Operations CO FIIOC as agent for
                                     100 Magellan Way KW1C
                                     Covington, KY 41015
-----------------------------------------------------------------------------------------------------------------------------
                                     Fidelity Management Trust Company                      1,027,415.455             7.96
                                     Attn: Ben Branham
                                     Mail Zone H10C
                                     82 Devonshire St.
                                     Boston, MA 02109
-----------------------------------------------------------------------------------------------------------------------------
                                     The Queen's Health Systems                             1,116,813.573             8.65
                                     Attn: Robert H. Ozaki
                                     1099 Alakea St. 1100
                                     Honolulu, HI 96813
-----------------------------------------------------------------------------------------------------------------------------
                                     Transco & Co.                                          2,470,899.938            19.13
                                     Attn: Wealth Management 10/th/ Floor
                                     P.O. Box 48698
                                     Wichita, KS 67201
-----------------------------------------------------------------------------------------------------------------------------
                                     Transco & Co.                                          2,586,544.882            20.03
                                     Attn: Wealth Management 10/th/ Floor
                                     P.O. Box 48698
                                     Wichita, KS 67201
-----------------------------------------------------------------------------------------------------------------------------
High Yield Portfolio                 Fidelity Investments Institutional                     1,041,946.039            42.58
                                     Operations CO FIIOC as agent for
                                     100 Magellan Way KW1C
                                     Covington, KY 41015
-----------------------------------------------------------------------------------------------------------------------------
                                     Donaldson Lufkin & Jenrette                              251,519.478            10.28
                                     SECS Corp
                                     Attn: Mutual Fund Trading
                                     P.O. Box 2052
                                     Jersey City, NJ 07303
-----------------------------------------------------------------------------------------------------------------------------
                                     Fidelity Investments Institutional                       214,158.829             8.75
                                     Operations CO FIIOC as agent for
                                     100 Magellan Way KW1C
                                     Covington, KY 41015-1987
-----------------------------------------------------------------------------------------------------------------------------
                                     HUD & Co.                                                126,184.056             5.16
                                     Attn: Trust Operations
                                     40 Court St.
                                     Boston, MA 02108
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                   ADVISER CLASS PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------------
           PORTFOLIO                             NAME  AND ADDRESS                    NUMBER OF SHARES       % OF CLASS
-----------------------------------------------------------------------------------------------------------------------------
                                     National Investors Service Corp.                         496,673.295            20.30
                                     55 Water St. 32/nd/ Floor
                                     New York, NY 10041-3299
-----------------------------------------------------------------------------------------------------------------------------
                                     Resources Trust Co.                                      187,907.302             7.68
                                     For the Exclusive Benefit of Various IMS
                                     Customers
                                     P.O. Box 3865
                                     Englewood, CO 80155-3865
-----------------------------------------------------------------------------------------------------------------------------
Balanced Portfolio                   Fidelity Investments Institutional                     2,357,452.033            97.79
                                     Operations CO FIIOC as agent for
                                     100 Magellan Way KW1C
                                     Covington, KY 41015
-----------------------------------------------------------------------------------------------------------------------------

The persons listed above as owning 25% or more of the outstanding shares of each Portfolio may be presumed to "control" (as that term is defined in the 1940 Act) such Portfolios. As a result, those persons would have the ability to vote a majority of the shares of the Portfolios on any matter requiring the approval of shareholders of such Portfolios.


                            PERFORMANCE INFORMATION

The Fund may from time to time quote various performance figures to illustrate the past performance of its Portfolios. Performance quotations by investment companies are subject to rules adopted by the SEC, which require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. An explanation of the methods for computing performance follows.

Total Return

A Portfolio's average annual total return is determined by finding the average annual compounded rates of return over 1, 5, and 10 year periods (or, if shorter, the period since inception of the Portfolio) that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each 1, 5, and 10 year period (or, if shorter, the period since inception of the Portfolio) and the deduction of all applicable Fund expenses on an annual basis. When considering average total return figures for periods longer than one year, it is important to note that a Portfolio's annual total return for any one period might have been greater or less than the average for the entire period. Average annual total return is calculated according to the following formula:

         P (1+T)/n/ = ERV

Where:   P = a hypothetical initial payment of $1,000
         T = average annual total return
         n = number of years
         ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the stated period

The average annual total return of the Institutional Class Shares of each Portfolio for the periods noted is set forth below:

------------------------------------------------------------------------------------------------------------------------------------
                                              1 Year ended      5 Years ended      10 Years ended    Inception to  Inception Date
                                              9/30/99           9/30/99            9/30/99           9/30/99                 ----
                                              -------           -------            -------           -------
------------------------------------------------------------------------------------------------------------------------------------
Equity Portfolio                                      30.15              20.85              15.20         16.87           11/14/84
------------------------------------------------------------------------------------------------------------------------------------
Growth Portfolio *                                      N/A                N/A                N/A           N/A                N/A
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Portfolio                              64.27              29.26                N/A         23.08            3/30/90
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value Portfolio                               29.44                N/A                N/A         27.73           12/30/94
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Portfolio                           276.66                N/A                N/A        154.96            6/30/98
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Portfolio                             23.83              17.33              16.12         13.06             7/1/86
------------------------------------------------------------------------------------------------------------------------------------
Value Portfolio                                        8.30              14.96              13.01         15.13            11/5/84
------------------------------------------------------------------------------------------------------------------------------------
Value II Portfolio *                                    N/A                N/A                N/A           N/A                N/A
------------------------------------------------------------------------------------------------------------------------------------
Cash Reserves Portfolio                                4.93               5.33                N/A          4.85            8/29/90
------------------------------------------------------------------------------------------------------------------------------------
Domestic Fixed Income Portfolio                       -1.12               7.39               8.67          9.02            9/29/87
------------------------------------------------------------------------------------------------------------------------------------
Fixed Income Portfolio                                  .33               8.20               8.82         10.01           11/14/84
------------------------------------------------------------------------------------------------------------------------------------
Fixed Income II Portfolio                              -.57               7.78                N/A          8.76            8/31/90
------------------------------------------------------------------------------------------------------------------------------------
Global Fixed Income Portfolio                          -.05               6.88                N/A          6.45            4/30/93
------------------------------------------------------------------------------------------------------------------------------------
High Yield Portfolio                                   8.81              10.76              11.26         10.70            2/28/89
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Duration Portfolio                         .64                N/A                N/A          7.11            10/3/94
------------------------------------------------------------------------------------------------------------------------------------
International Fixed Income Portfolio                   -.93               6.29                N/A          5.98            4/29/94
------------------------------------------------------------------------------------------------------------------------------------
Limited Duration Portfolio                             3.61               6.02                N/A          5.69            3/31/92
------------------------------------------------------------------------------------------------------------------------------------
Municipal Portfolio                                     .11               7.64                N/A          6.69            10/1/92
------------------------------------------------------------------------------------------------------------------------------------
Multi-Market Fixed Income Portfolio                    2.36                N/A                N/A          2.54            10/1/97
------------------------------------------------------------------------------------------------------------------------------------
NY Municipal Portfolio *                                N/A                N/A                N/A           N/A                N/A
------------------------------------------------------------------------------------------------------------------------------------
Special Purpose Fixed Income Portfolio                  .71               8.38                N/A          8.23            3/31/92
------------------------------------------------------------------------------------------------------------------------------------
Targeted Duration Portfolio *                           N/A                N/A                N/A           N/A                N/A
------------------------------------------------------------------------------------------------------------------------------------
Balanced Portfolio                                    16.99              16.13                N/A         13.07           12/31/92
------------------------------------------------------------------------------------------------------------------------------------
Balanced Plus Portfolio *                               N/A                N/A                N/A           N/A                N/A
------------------------------------------------------------------------------------------------------------------------------------
Multi-Asset-Class Portfolio                           17.71              14.80                N/A         14.21            7/29/94
------------------------------------------------------------------------------------------------------------------------------------
Advisory Foreign Fixed Income Portfolio                2.87                N/A                N/A         11.09            10/7/94
------------------------------------------------------------------------------------------------------------------------------------
Advisory Foreign Fixed Income II Portfolio *            N/A                N/A                N/A           N/A                N/A
------------------------------------------------------------------------------------------------------------------------------------
Advisory Mortgage Portfolio                            -.32                N/A                N/A          7.48            4/12/95
------------------------------------------------------------------------------------------------------------------------------------

* The Growth, Value II, NY Municipal, Targeted Duration, Balanced Plus and Advisory Foreign Fixed Income II Portfolios had not commenced operations as of September 30, 1999.

The average annual total return of the Investment Class shares of each Portfolio for the periods noted is set forth below:

----------------------------------------------------------------------------------------------------------------------------------
                                               1 Year ended     5 Years ended      10 Years ended    Inception to  Inception Date
                                               9/30/99          9/30/99            9/30/99                9/30/99            ----
                                               -------          -------            -------                -------
----------------------------------------------------------------------------------------------------------------------------------
Equity Portfolio                                      29.92                N/A                N/A         19.37         4/10/96
----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value Portfolio                               29.30                N/A                N/A         23.30         5/10/96
----------------------------------------------------------------------------------------------------------------------------------
Value Portfolio                                        8.20                N/A                N/A          8.84          5/6/96
----------------------------------------------------------------------------------------------------------------------------------
Cash Reserves Portfolio                                 N/A                N/A                N/A           .60         8/16/99
----------------------------------------------------------------------------------------------------------------------------------
Domestic Fixed Income Portfolio *                       N/A                N/A                N/A           N/A             N/A
----------------------------------------------------------------------------------------------------------------------------------
Fixed Income Portfolio                                  .24                N/A                N/A          6.01        10/15/96
----------------------------------------------------------------------------------------------------------------------------------
High Yield Portfolio                                   8.67                N/A                N/A          9.39         5/21/96
----------------------------------------------------------------------------------------------------------------------------------
Intermediate Duration Portfolio                         N/A                N/A                N/A          1.49         8/16/99
----------------------------------------------------------------------------------------------------------------------------------
Balanced Portfolio                                    16.84                N/A                N/A         15.06          4/4/97
----------------------------------------------------------------------------------------------------------------------------------
Multi-Asset-Class Portfolio                           17.53                N/A                N/A         13.08         6/10/96
----------------------------------------------------------------------------------------------------------------------------------

* The Domestic Fixed Income Portfolio had not commenced operations as of September 30, 1999.

The average annual total return of the Adviser Class Shares of each Portfolio for the periods noted is set forth below:

------------------------------------------------------------------------------------------------------------------------------------
                                               1 Year ended       5 Years ended      10 Years ended     Inception to   Inception
                                               9/30/99            9/30/99            9/30/99            9/30/99        Date
                                               -------            -------            -------            -------        ----
------------------------------------------------------------------------------------------------------------------------------------
Equity Portfolio                                      29.80                N/A                N/A              16.53       1/16/98
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Portfolio                              63.87                N/A                N/A              32.95       1/31/97
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value Portfolio                               29.12                N/A                N/A               5.96       7/17/98
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Portfolio                               N/A                N/A                N/A               7.51       1/22/99
------------------------------------------------------------------------------------------------------------------------------------
Value Portfolio                                        8.10                N/A                N/A              11.17       7/17/96
------------------------------------------------------------------------------------------------------------------------------------
Domestic Fixed Income Portfolio                         N/A                N/A                N/A               -.40        3/1/99
------------------------------------------------------------------------------------------------------------------------------------
Fixed Income Portfolio                                  .07                N/A                N/A               5.29       11/7/96
------------------------------------------------------------------------------------------------------------------------------------
High Yield Portfolio                                   8.44                N/A                N/A               7.24       1/31/97
------------------------------------------------------------------------------------------------------------------------------------
Balanced Portfolio                                    16.76                N/A                N/A              14.45       11/1/96
------------------------------------------------------------------------------------------------------------------------------------
Multi-Asset-Class Portfolio *                           N/A                N/A                N/A                N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------

* The Multi-Asset-Class Portfolio had not commenced operations as of September 30, 1999.

The Portfolios may also calculate total return on an aggregate basis which reflects the cumulative percentage change in value over the measuring period. Aggregate total returns may be shown by means of schedules, charts or graphs and may include subtotals of the various components of total return (e.g., income dividends or returns for specific types of securities such as industry or country types). The formula for calculating aggregate total return can be expressed as follows:

         Aggregate Total Return =            [  (  ERV  )  -  P  ]
                                          ----------------------------
                                                        P

The aggregate total return of each Portfolio for the periods noted is set forth below. One year aggregate total return figures and Portfolio inception dates are reflected under the average annual total return figures provided above.

-----------------------------------------------------------------------------------------------------------------------------
                                                                      5 Years Ended       10 Years Ended         Inception to
Portfolio                                                             9/30/99 *           9/30/99 *              9/30/99 *
---------                                                             ---------           ---------              ---------
-----------------------------------------------------------------------------------------------------------------------------
Equity Portfolio                                                             157.75               311.59               917.14
-----------------------------------------------------------------------------------------------------------------------------
Growth Portfolio **                                                             N/A                  N/A                  N/A
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Portfolio                                                     260.80                  N/A               619.55
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Value Portfolio                                                         N/A                  N/A               219.88
-----------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Portfolio                                                      N/A                  N/A               222.80
-----------------------------------------------------------------------------------------------------------------------------
Small Cap Value Portfolio                                                    122.38               345.61               408.74
-----------------------------------------------------------------------------------------------------------------------------
Value Portfolio                                                              100.75               239.62               716.59
-----------------------------------------------------------------------------------------------------------------------------
Value II Portfolio **                                                           N/A                  N/A                  N/A
-----------------------------------------------------------------------------------------------------------------------------
Cash Reserves Portfolio                                                       29.63                  N/A                53.83
-----------------------------------------------------------------------------------------------------------------------------
Domestic Fixed Income Portfolio                                               42.86               129.65               182.06
-----------------------------------------------------------------------------------------------------------------------------
Fixed Income Portfolio                                                        48.30               132.77               313.26
-----------------------------------------------------------------------------------------------------------------------------
Fixed Income II Portfolio                                                     45.45                  N/A               114.46
-----------------------------------------------------------------------------------------------------------------------------
Global Fixed Income Portfolio                                                 39.45                  N/A                49.39
-----------------------------------------------------------------------------------------------------------------------------
Multi-Market Fixed Income Portfolio                                             N/A                  N/A                 5.14
-----------------------------------------------------------------------------------------------------------------------------
High Yield Portfolio                                                          66.68               190.75               193.40
-----------------------------------------------------------------------------------------------------------------------------
Intermediate Duration Portfolio                                                 N/A                  N/A                40.90
-----------------------------------------------------------------------------------------------------------------------------
International Fixed Income Portfolio                                          35.65                  N/A                37.02
-----------------------------------------------------------------------------------------------------------------------------
Limited Duration Portfolio                                                    33.93                  N/A                51.41
-----------------------------------------------------------------------------------------------------------------------------
Municipal Portfolio                                                           44.47                  N/A                57.33
-----------------------------------------------------------------------------------------------------------------------------
NY Municipal Portfolio **                                                       N/A                  N/A                  N/A
-----------------------------------------------------------------------------------------------------------------------------
Special Purpose Fixed Income Portfolio                                        49.64                  N/A                81.15
-----------------------------------------------------------------------------------------------------------------------------
Targeted Duration Portfolio **                                                  N/A                  N/A                  N/A
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                                      5 Years Ended       10 Years Ended         Inception to
Portfolio                                                             9/30/99 *           9/30/99 *              9/30/99 *
---------                                                             ---------           ---------              ---------
-----------------------------------------------------------------------------------------------------------------------------
Balanced Portfolio                                                           111.17                  N/A               129.14
-----------------------------------------------------------------------------------------------------------------------------
Balanced Plus Portfolio **                                                      N/A                  N/A                  N/A
-----------------------------------------------------------------------------------------------------------------------------
Multi-Asset-Class Portfolio                                                   99.43                  N/A                98.83
-----------------------------------------------------------------------------------------------------------------------------
Advisory Foreign Fixed Income Portfolio                                         N/A                  N/A                68.86
-----------------------------------------------------------------------------------------------------------------------------
Advisory Foreign Fixed Income II Portfolio **                                   N/A                  N/A                  N/A
-----------------------------------------------------------------------------------------------------------------------------
Advisory Mortgage Portfolio                                                     N/A                  N/A                38.01
-----------------------------------------------------------------------------------------------------------------------------

* The above performance information relates solely to the Institutional Class. Performance for the Investment Class and Adviser Class would be lower because of the Shareholder Servicing fees and 12b-1 fees charged to the Investment Class and Adviser Class, respectively.

** The Growth, Value II, NY Municipal, Targeted Duration, Balanced Plus and Advisory Foreign Fixed Income II Portfolios had not commenced operations as of September 30, 1999.

The Portfolios may also calculate a total return gross of all expenses which reflects the cumulative percentage change in value over the measuring period prior to the deduction of all fund expenses. The formula for calculating the total return gross of all expenses can be expressed as follows:

Total Return Gross of all Expenses = ((ERV + E)/P) -1)

E = Fund expenses deducted from the ending redeemable value during the measuring period.

The annualized since inception gross of fees returns of the Institutional Class
                                                            -------------------
Portfolios are set forth below:
----------

     -------------------------------------------------------------------------------------
     Portfolio                                                            Total Return (%)
     ---------                                                            ----------------
     -------------------------------------------------------------------------------------
     Equity Portfolio                                                                17.58
     -------------------------------------------------------------------------------------
     Growth Portfolio *                                                                N/A
     -------------------------------------------------------------------------------------
     Mid Cap Growth Portfolio                                                        23.80
     -------------------------------------------------------------------------------------
     Mid Cap Value Portfolio                                                         28.79
     -------------------------------------------------------------------------------------
     Small Cap Growth Portfolio                                                     157.47
     -------------------------------------------------------------------------------------
     Small Cap Value Portfolio                                                       14.03
     -------------------------------------------------------------------------------------
     Value Portfolio                                                                 15.84
     -------------------------------------------------------------------------------------
     Value II Portfolio *                                                              N/A
     -------------------------------------------------------------------------------------
     Cash Reserves Portfolio                                                          5.16
     -------------------------------------------------------------------------------------
     Domestic Fixed Income Portfolio                                                  9.57
     -------------------------------------------------------------------------------------
     Fixed Income Portfolio                                                          10.53
     -------------------------------------------------------------------------------------
     Fixed Income II Portfolio                                                        9.28
     -------------------------------------------------------------------------------------
     Global Fixed Income Portfolio                                                    7.07
     -------------------------------------------------------------------------------------

     --------------------------------------------------------------------------------------------
     Portfolio                                                                   Total Return (%)
     ---------                                                                   ----------------
     --------------------------------------------------------------------------------------------
     Multi-Market Fixed Income Portfolio                                                     3.12
     --------------------------------------------------------------------------------------------
     High Yield Portfolio                                                                   11.33
     --------------------------------------------------------------------------------------------
     Intermediate Duration Portfolio                                                         7.65
     --------------------------------------------------------------------------------------------
     International Fixed Income Portfolio                                                    6.54
     --------------------------------------------------------------------------------------------
     Limited Duration Portfolio                                                              6.12
     --------------------------------------------------------------------------------------------
     Municipal Portfolio                                                                     7.28
     --------------------------------------------------------------------------------------------
     NY Municipal Portfolio *                                                                 N/A
     --------------------------------------------------------------------------------------------
     Special Purpose Fixed Income Portfolio                                                  8.76
     --------------------------------------------------------------------------------------------
     Targeted Duration Portfolio *                                                            N/A
     --------------------------------------------------------------------------------------------
     Balanced Portfolio                                                                     13.71
     --------------------------------------------------------------------------------------------
     Balanced Plus Portfolio *                                                                N/A
     --------------------------------------------------------------------------------------------
     Multi-Asset-Class Portfolio                                                            14.98
     --------------------------------------------------------------------------------------------
     Advisory Foreign Fixed Income Portfolio                                                11.26
     --------------------------------------------------------------------------------------------
     Advisory Foreign Fixed Income II Portfolio *                                             N/A
     --------------------------------------------------------------------------------------------
     Advisory Mortgage Portfolio                                                             7.56
     --------------------------------------------------------------------------------------------

* As of September 30, 1999, the Growth, Value II, NY Municipal, Targeted Duration, Balanced Plus and Advisory Foreign Fixed Income II Portfolios had not commenced operations.

The annualized since inception gross of fees returns of the Investment Class
                                                            ----------------
Portfolios are set forth below:
----------

     --------------------------------------------------------------------------
     Portfolio                                                 Total Return (%)
     ---------                                                 ----------------
     --------------------------------------------------------------------------
     Equity Portfolio                                                     20.27
     --------------------------------------------------------------------------
     Mid Cap Value                                                        24.04
     --------------------------------------------------------------------------
     Value                                                                 9.63
     --------------------------------------------------------------------------
     Cash Reserves *                                                       0.65
     --------------------------------------------------------------------------
     Domestic Fixed Income **                                               N/A
     --------------------------------------------------------------------------
     Fixed Income                                                          6.66
     --------------------------------------------------------------------------
     High Yield                                                           10.08
     --------------------------------------------------------------------------
     Intermediate Duration                                                 1.16
     --------------------------------------------------------------------------
     Balanced                                                             16.01
     --------------------------------------------------------------------------
     Multi-Asset-Class                                                    14.10
     --------------------------------------------------------------------------

* Cumulative Return Since Inception (8/16/99)

** As of September 30, 1999, the Domestic Fixed Income Portfolio had not commenced operations.

The annualized since inception gross of fees returns of the Adviser Class
                                                            -------------
Portfolios are set forth below:
----------

     ------------------------------------------------------------------------------
     Portfolio                                                     Total Return (%)
     ------------------------------------------------------------------------------
     Equity Portfolio                                                         17.42
     ------------------------------------------------------------------------------
     Mid Cap Growth                                                           33.98
     ------------------------------------------------------------------------------
     Mid Cap Value                                                            10.53
     ------------------------------------------------------------------------------
     Small Cap Value                                                           8.04
     ------------------------------------------------------------------------------
     Value                                                                    12.06
     ------------------------------------------------------------------------------
     Domestic Fixed Income                                                     -.44
     ------------------------------------------------------------------------------
     Fixed Income                                                              6.03
     ------------------------------------------------------------------------------
     High Yield                                                                8.00
     ------------------------------------------------------------------------------
     Balanced                                                                 15.36
     ------------------------------------------------------------------------------
     Multi-Asset-Class *                                                        N/A
     ------------------------------------------------------------------------------

* As of September 30, 1999, the Multi-Asset Class Portfolio had not commenced operations.

The Municipal and NY Municipal Portfolio may also calculate a total return which reflects the cumulative percentage change in value over the measuring period after the deduction of income taxes. The formula for calculating the total after tax return can be expressed as follows:

Total After Tax Return = (((((ERV-M)/P) x T) + (M/P)) -1)
M = Portion of ending redeemable value which was derived from tax exempt income. T = Applicable tax rate.

The after tax returns are as follows for the Municipal Portfolio for the period 10/1/92 (inception) through 9/30/99:

                         Pre-tax return           Post-tax return
Municipal Portfolio       6.69  * /  57.33  **     6.79  */  58.34**
                         -------     -------      ------     -----

* Annualized
** Cumulative

The federal tax rate used was 31%. All municipal interest was considered exempt from federal taxes.

Yield

In addition to total return, each Portfolio of the Fund (except the Cash Reserves Portfolio) may quote performance in terms of a 30-day yield. The yield formula provides for semiannual compounding, which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period. Methods used to calculate advertised yields are standardized for all stock and bond mutual funds. However, these methods differ from the accounting methods used by the Portfolio to maintain its books and records, therefore the advertised 30-day yield may not reflect the income paid to your own account or the yield reported in the Portfolio's reports to shareholders. A Portfolio may also advertise or quote a yield which is gross of expenses.

The yield figures provided will be calculated according to a formula prescribed by the SEC and can be expressed as follows:

             Yield  =  2  [ ( (a-b/cd) + 1) /6/ - 1 ]

Where:
a =  dividends and interest earned during the period.
b =  expenses accrued for the period (net of reimbursements).
c = the average daily number of shares outstanding during the period that were entitled to receive dividends.
d = the maximum offering price per share on the last day of the period.

For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations that were purchased by a Portfolio at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market value of the debt obligations. The 30-day yield figures for each of the Fund's fixed income and equity Portfolios is set forth below:

          ------------------------------------------------------------------------------------------
          Institutional Class Portfolios                                              Period Ending
          ------------------------------                                              9/30/99
                                                                                      -------
          ------------------------------------------------------------------------------------------
          Equity Portfolio                                                                      .54
          ------------------------------------------------------------------------------------------
          Growth Portfolio *                                                                    N/A
          ------------------------------------------------------------------------------------------
          Mid Cap Growth Portfolio                                                             (.06)
          ------------------------------------------------------------------------------------------
          Mid Cap Value Portfolio                                                               .45
          ------------------------------------------------------------------------------------------
          Small Cap Growth Portfolio                                                           (.53)
          ------------------------------------------------------------------------------------------
          Small Cap Value Portfolio                                                             .59
          ------------------------------------------------------------------------------------------
          Value Portfolio                                                                      1.53
          ------------------------------------------------------------------------------------------
          Value II Portfolio *                                                                  N/A
          ------------------------------------------------------------------------------------------
          Domestic Fixed Income Portfolio                                                      6.20
          ------------------------------------------------------------------------------------------
          Fixed Income Portfolio                                                               6.58
          ------------------------------------------------------------------------------------------
          Fixed Income II Portfolio                                                            6.65
          ------------------------------------------------------------------------------------------
          Global Fixed Income Portfolio                                                        4.94
          ------------------------------------------------------------------------------------------
          Multi-Market Fixed Income Portfolio                                                  7.35
          ------------------------------------------------------------------------------------------
          High Yield Portfolio                                                                10.06
          ------------------------------------------------------------------------------------------
          Intermediate Duration Portfolio                                                      6.97
          ------------------------------------------------------------------------------------------
          International Fixed Income Portfolio                                                 4.08
          ------------------------------------------------------------------------------------------
          Limited Duration Portfolio                                                           6.18
          ------------------------------------------------------------------------------------------
          Municipal Portfolio                                                                  5.36
          ------------------------------------------------------------------------------------------
          NY Municipal Portfolio *                                                              N/A
          ------------------------------------------------------------------------------------------

          ------------------------------------------------------------------------------------------
          Institutional Class Portfolios                                              Period Ending
          ------------------------------                                              9/30/99
                                                                                      -------
          ------------------------------------------------------------------------------------------
          Special Purpose Fixed Income Portfolio                                               6.85
          ------------------------------------------------------------------------------------------
          Targeted Duration Portfolio *                                                         N/A
          ------------------------------------------------------------------------------------------
          Balanced Portfolio                                                                   3.56
          ------------------------------------------------------------------------------------------
          Balanced Plus Portfolio *                                                             N/A
          ------------------------------------------------------------------------------------------
          Multi-Asset-Class Portfolio                                                          3.24
          ------------------------------------------------------------------------------------------
          Advisory Foreign Fixed Income Portfolio                                              4.53
          ------------------------------------------------------------------------------------------
          Advisory Foreign Fixed Income II Portfolio *                                          N/A
          ------------------------------------------------------------------------------------------
          Advisory Mortgage Portfolio                                                          6.38
          ------------------------------------------------------------------------------------------

* As of September 30, 1999, the Growth, Value II, NY Municipal, Targeted Duration, the Balanced Plus and the Advisory Foreign Fixed Income II Portfolios had not commenced operations.

          ------------------------------------------------------------------------
          Investment Class Portfolios                               Period Ending
          ---------------------------                               9/30/99
                                                                    -------
          ------------------------------------------------------------------------
          Equity Portfolio                                                    .39
          ------------------------------------------------------------------------
          Mid Cap Value Portfolio                                             .29
          ------------------------------------------------------------------------
          Value Portfolio                                                    1.37
          ------------------------------------------------------------------------
          Domestic Fixed Income *                                             N/A
          ------------------------------------------------------------------------
          Fixed Income                                                       6.43
          ------------------------------------------------------------------------
          High Yield                                                         9.90
          ------------------------------------------------------------------------
          Intermediate Duration                                              6.83
          ------------------------------------------------------------------------
          Balanced                                                           3.42
          ------------------------------------------------------------------------
          Multi-Asset-Class                                                  3.09
          ------------------------------------------------------------------------

* As of September 30, 1999, the Domestic Fixed Income Portfolio had not commenced operations.

          ------------------------------------------------------------------------------------------
          Adviser Class Portfolios                                                    Period Ending
                                                                                      9/30/99
                                                                                      -------
          ------------------------------------------------------------------------------------------
          Equity Portfolio                                                                      .31
          ------------------------------------------------------------------------------------------
          Mid Cap Growth Portfolio                                                             (.31)
          ------------------------------------------------------------------------------------------
          Mid Cap Value Portfolio                                                               .19
          ------------------------------------------------------------------------------------------
          Small Cap Value                                                                       .34
          ------------------------------------------------------------------------------------------
          Value Portfolio                                                                      1.27
          ------------------------------------------------------------------------------------------
          Domestic Fixed Income                                                                5.95
          ------------------------------------------------------------------------------------------

          ------------------------------------------------------------------------------------------
          Adviser Class Portfolios                                                    Period Ending
                                                                                      9/30/99
                                                                                      -------
          ------------------------------------------------------------------------------------------
          Fixed Income                                                                         6.33
          ------------------------------------------------------------------------------------------
          High Yield                                                                           9.80
          ------------------------------------------------------------------------------------------
          Balanced                                                                             3.32
          ------------------------------------------------------------------------------------------
          Multi-Asset-Class *                                                                   N/A
          ------------------------------------------------------------------------------------------

* As of September 30, 1999, the Multi-Asset-Class Portfolio had not commenced operations.

Yield of the Cash Reserves Portfolio

The current yield of the Cash Reserves Portfolio is calculated daily on a base period return of a hypothetical account having a beginning balance of one share for a particular period of time (generally 7 days). The return is determined by dividing the net change (exclusive of any capital changes) in such account by the value of the account at the beginning of the period and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends by the Portfolio, including dividends on both the original share and on such additional shares. An effective yield, which reflects the effects of compounding and represents an annualizing of the current yield with all dividends reinvested, may also be calculated for the Portfolio by dividing the base period return by 7, adding 1 to the quotient, raising the sum to the 365th power, and subtracting 1 from the results.

Set forth below is an example, for purposes of illustration only, of the current and effective yield calculations for the Cash Reserves Portfolio for the 7 day base period ending September 30, 1999.

                                      Period ending        Period ending
                                      9/30/99              9/30/99
                                      -------              --------

                                      Institutional Class  Investment Class
Value at beginning of period          $ 1.00                $ 1.00
Value at end of period                $ 1.00                $ 1.00
Current yield                           5.10%                 4.95%
Effective yield                         5.23%                 5.07%

The net asset value per share of the Cash Reserves Portfolio is $1.00 and has remained at that amount since the initial offering of the Portfolio. The yield of the Portfolio will fluctuate. The annualizing of a week's dividend is not a representation by the Portfolio as to what an investment in the Portfolio will actually yield in the future. Actual yields will depend on such variables as investment quality, average maturity, the type of instruments the Portfolio invests in, changes in interest rates on instruments, changes in the expenses of the Fund and other factors. Yields are one basis investors may use to analyze the Portfolios of the Fund and other investment vehicles; however, yields of other investment vehicles may not be comparable because of the factors set forth in the preceding sentence, differences in the time periods compared and differences in the methods used in valuing Portfolio instruments, computing net asset value and calculating yield.

Other Performance Information

Each Portfolio's performance will fluctuate, unlike bank deposits or other investments which pay a fixed yield for a stated period of time. Past performance is not necessarily indicative of future return. Actual performance will depend on such variables as portfolio quality, average portfolio maturity, the type of portfolio instruments acquired, changes in interest rates, portfolio expenses and other factors. Performance is one basis investors may use to analyze a Portfolio as compared to other funds and other investment vehicles. However, performance of other funds and other investment vehicles may not be comparable because of the foregoing variables, and differences in the methods used in valuing their portfolio instruments, computing net asset value and determining performance.

From time to time, a Portfolio's performance may be compared to other mutual funds tracked by financial or business publications and periodicals. For example, a Portfolio may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of the Funds to one another in appropriate categories over specific periods of time may also be quoted in advertising. The performance of a Portfolio, as well as the composite performance of all fixed income Portfolios and all equity Portfolios, may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., the Donoghue Organization, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of their rankings in each applicable universe. In addition, the Fund may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Fortune, Investor's Business Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal and USA Today.

Portfolio advertising may include data on historical returns of the capital markets in the United States compiled or published by Ibbotson Associates of Chicago, Illinois ("Ibbotson"), including returns on common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. The Portfolios may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Portfolios. The Portfolios may also compare their performance to that of other compilations or indices that may be developed and made available in the future.

The Portfolios may include in advertisements, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, foreign securities, stocks, bonds, treasury bills and shares of a Portfolio. In addition, advertisements may include a discussion of certain attributes or benefits to be derived by an investment in a Portfolio and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and various investment alternatives. Advertisements may include lists of representative Morgan Stanley clients. The Portfolios may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Portfolio investment are reinvested by being paid in additional Portfolio shares, any future income or capital appreciation of a Portfolio would increase the value, not only of the original investment in the Portfolio, but also of the additional Portfolio shares received through reinvestment.

The Portfolios may include in its advertisements, discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of a Portfolio (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments). Advertisements and sales materials relating to a Portfolio may include information regarding the background and experience of its portfolio managers; the resources, expertise and support made available to the portfolio managers by Morgan Stanley; and the portfolio manager's goals, strategies and investment techniques.

The Portfolios' advertisements may discuss economic and political conditions of the United States and foreign countries, the relationship between sectors of the U.S., a foreign, or the global economy and the U.S., a foreign, or the global economy as a whole and the effects of inflation. The Portfolios may include discussions and illustrations of the growth potential of various global markets including, but not limited to, Africa, Asia, Europe, Latin America, North America, South America, Emerging Markets and individual countries. These discussions may include the past performance of the various markets or market sectors; forecasts of population, gross national product and market performance; and the underlying data which supports such forecasts. From time to time, advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in the Portfolios' shareholder reports (including the investment composition of a Portfolio), as well as the views of Morgan Stanley as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Portfolio.

The Portfolios may quote various measures of volatility and benchmark correlation in advertising. The Portfolios may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data. A Portfolio may also advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics.

The Portfolio may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a Portfolio at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.


                              COMPARATIVE INDICES

Each Portfolio of the Fund may from time to time use one or more of the following unmanaged indices for performance comparison purposes:

Consumer Price Index
--------------------

The Consumer Price Index is published by the US Department of Labor and is a measure of inflation.

Financial Times Actuaries World Ex US Index
-------------------------------------------

The FT-A World Ex US Index is a capitalization-weighted price index, expressed in dollars, after dividend withholding taxes, of foreign stock prices. This Index is calculated daily and reflects price changes in 24 major foreign equity markets. It is jointly compiled by the Financial Times, Ltd., Goldman, Sachs & Co., and County NatWest/Wood Mackenzie in conjunction with the Institute of Actuaries and the Faculty of Actuaries.

CS First Boston High Yield Index
--------------------------------

The CS First Boston High Yield Index was constructed to mirror the public high yield debt market. The Index is a market weighted, trader priced index, tracked by the First Boston Corporation. There are approximately 475 securities in the index with a total market value of approximately $93 billion.

JP Morgan Traded Government Bond Index
--------------------------------------

The JP Morgan Traded Government Bond Index is designed to provide a comprehensive measure of total return performance of the domestic Government bond market of 13 countries. The Index is maintained by JP Morgan Securities, Inc. and includes only liquid issues.

J.P. Morgan Emerging Markets Bond Global Index (EMBI Global)
------------------------------------------------------------

The EMBI Global tracks total returns for U.S.-dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities:
Brady bonds, loans, Eurobonds, and local market instruments. Countries covered are Algeria, Argentina, Brazil, Bulgaria, Chile, China, Colombia, Cote d'Ivoire, Croatia, Ecuador, Greece, Hungary, Lebanon, Malaysia, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Thailand, Turkey, and Venezuela.

Lehman Brothers 5-Year Municipal Bond Index
-------------------------------------------

Lehman Brothers 5-Year Municipal Bond Index is a total return performance benchmark for the intermediate investment grade tax exempt bond market. The Index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 4 and 6 years.

Lehman Brothers 10-Year Municipal Bond Index
--------------------------------------------

Lehman Brothers 10-Year Municipal Bond Index is a total return performance benchmark for the long term, investment grade tax exempt bond market. The Index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 8 and 12 years.

Lehman Brothers Aggregate Index
-------------------------------

The Lehman Brothers Aggregate Index is a fixed-income market value-weighted Index that combines the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. It includes fixed rate issues of investment grade (BBB) or higher, with maturities of at least one year and outstanding par values of at least $150 million.

Lehman Brothers Government/Credit Index
---------------------------------------

The Lehman Brothers Government/Credit Index is a combination of the Government and Credit Bond Indices. The Government Index includes public obligations of the U. S. Treasury, issues of Government agencies, and corporate debt backed by the U. S. Government. The Credit Bond Index includes fixed-rate nonconvertible corporate debt, asset-backed securities and commercial mortgage-backed securitites. Also included are Yankee Bonds and nonconvertible debt issued by or guaranteed by foreign or international governments and agencies. All issues are investment grade (BBB) or higher, with maturities of at least one year and an outstanding par value of at least $150 million. Any security downgraded during the month is held in the index until month-end and then removed. All returns are market value weighted inclusive of accrued income.

Lehman Brothers Intermediate Government/Credit Index
----------------------------------------------------

The Lehman Brothers Intermediate Government/Credit Index is a combination of the Government and Credit Bond Indices. All issues are investment grade (BBB) or higher, with maturities of one to ten years and an outstanding par value of at least $150 million. The Government Index includes public obligations of the U.S. Treasury, issues of Government agencies, and corporate debt backed by the U.S. Government. The Credit Bond Index includes fixed-rate nonconvertible corporate debt, asset-backed securities and commercial mortgage-backed securities. Also included are Yankee Bonds and nonconvertible debt issued by or guaranteed by foreign or international governments and agencies. Any security downgraded during the month is held in the index until month-end and then removed. All returns are market value weighted inclusive of accrued income.

Lehman Brothers Long Municipal Bond Index
-----------------------------------------

The Lehman Brothers Long Municipal Bond Index is a total return for the long-term, investment-grade tax-exempt bond market for bonds. The Index includes municipal bonds with maturities of 22 years or more.

Lehman Brothers Mortgage-Backed Securities Index
------------------------------------------------

The Lehman Brothers Mortgage-Backed Securities Index includes fixed rate mortgage securities backed by GNMA, FHLMC, and FNMA. Graduated Payment Mortgages (GPM's) are included. All issues are AAA, with maturities of at least one year and outstanding par values of at least $100 million. Returns are market value weighted inclusive of accrued income.

Lipper Growth & Income Fund Index
---------------------------------

The Lipper Growth & Income Fund Index is a net asset value weighted Index of the 30 largest Funds within the Growth & Income investment objective. It is calculated daily with adjustments for income dividends and capital gains distributions as of the ex-dividend dates.

Lipper High Current Yield Fund Average
--------------------------------------

The Lipper High Current Yield Fund Average reports the average return of all the Funds tracked by Lipper Analytical Services, Inc. classified as high yield funds. The number of Funds tracked varies. As a result, reported returns for longer time periods do not always match the linked product of shorter period returns.

Salomon World Government Bond Index ex US
-----------------------------------------

The Salomon World Government Bond Index ex US is designed to provide a comprehensive measure of total return performance of the domestic government bond markets of 12 countries outside the U.S. The index has been constructed with the aim of choosing "an inclusive" universe of institutionally traded fixed rate bonds. The selection of security types to be included in the index is made with the aim of being as comprehensive as possible, while satisfying the criterion of reasonable availability to domestic and international institutions and the existence of complete pricing and market profile data.

International Finance Corporation Emerging Markets Index
--------------------------------------------------------

The International Finance Corporation Emerging Markets Index is an Index designed to measure the total return in either US or local currency terms of developing markets as defined by the World Bank. The selection of stocks is made based on size, liquidity and industry. The weight given to any stock is determined by its market capitalization.

Lipper Money Market Average
---------------------------

The Lipper Money Market Average reports the average return of all the Funds tracked by Lipper Analytical Services, Inc., classified as money market funds for any given period. The number of funds tracked varies. As a result, reported returns for longer time periods do not always match the linked product of shorter period returns.

Merrill Lynch Corporate & Government Bond Index
-----------------------------------------------

The Merrill Lynch Corporate & Government Bond Index includes over 4,500 U.S. Treasury, Agency and investment grade corporate bonds. The Index is calculated daily and will be used from time to time in performance comparison for partial month periods.

Morgan Stanley Capital International World ex USA Index
-------------------------------------------------------

The Morgan Stanley Capital International World ex USA Index is a capitalization-weighted price index expressed in dollars. The Index reflects the performance of over 1,100 companies in 19 foreign equity markets. The Index includes dividends, net of foreign withholding taxes.

Morgan Stanley Capital International EAFE Index
-----------------------------------------------

The Morgan Stanley Capital International EAFE Index is an arithmetic, market value-weighted average of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

Morgan Stanley Capital International EAFE-GDP Weighted Index
------------------------------------------------------------

The Morgan Stanley Capital International EAFE-GDP index is an arithmetic average of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East. The Index is weighted by the Gross Domestic Product of the various countries in the index.

Morgan Stanley Capital International Emerging Markets Free Index
----------------------------------------------------------------

The Morgan Stanley Capital International Emerging Markets Free Index is a capitalization weighted Index of over 800 stocks from 17 different emerging market countries.

Nasdaq Industrials Index
------------------------

The Nasdaq Industrials Index is a measure of all Nasdaq National Market System issues classified as industrial based on Standard Industrial Classification codes relative to a company's major source of revenue. The Index is exclusive of warrants, and all domestic common stocks traded in the regular Nasdaq market which are not part of the Nasdaq National Market System. The Nasdaq Industrials Index is market value weighted.

Russell 1000
------------

The Russell 1000 Index consists of the 1,000 largest of the 3,000 largest stocks. Market capitalization is typically between $610 million and $85 billion. The list is rebalanced each year on June 30. If a stock is taken over or goes bankrupt, it is not replaced until rebalancing. Therefore, there can be fewer than 1,000 stocks in the Russell 1000 Index. The Index is an equity market capitalization weighted Index available from Frank Russell & Co. on a monthly basis.

Russell 2000
------------

The Russell 2000 Index consists of the 2,000 smallest of the 3,000 largest stocks. Market capitalization is typically between $610 million and $57 million. The list is rebalanced each year on June 30. If a stock is taken over or goes bankrupt, it is not replaced until rebalancing. Therefore, there can be fewer than 2,000 stocks in the Russell 2000 Index. The Index is an equity market capitalization weighted Index available from Frank Russell & Co. on a monthly basis.

Russell 2500
------------

The Russell 2500 Index consists of the 2,500 smallest of the 3,000 largest stocks. Market capitalization is typically between $1.7 billion and $57 million. The list is rebalanced each year on June 30. If a stock is taken over or goes bankrupt, it is not replaced until rebalancing. Therefore, there can be fewer than 2,500 stocks in the Russell 2500 Index. The Index is an equity market capitalization weighted Index available from Frank Russell & Co. on a monthly basis.

Russell 3000
------------

The Russell 3000 Index is a combination of the Russell 1000 Index and the Russell 2000 Index.

Salomon 1-3 Year Treasury/Government Sponsored Index
----------------------------------------------------

The Salomon 1-3 Year Treasury/Government Sponsored Index includes U.S. Treasury and agency securities with maturities one year or greater and less than three years. Securities with amounts outstanding of at least $25 million are included in the Index.

Salomon 1-3 Year Treasury/Government Sponsored/Corporate Index
--------------------------------------------------------------

The Salomon 1-3 Year Treasury/Government Sponsored/Corporate Index includes U.S. Treasury, agency and investment grade (BBB or better) securities with maturities one year or greater and less than three years. Securities with amounts outstanding of at least $25 million are included in the Index.

Salomon Broad Index
-------------------

The Salomon Broad Index, also known as the Broad Investment Grade (BIG) Index, is a fixed-income market capitalization-weighted index, including U. S. Treasury, agency, mortgage and investment grade (BBB or better) corporate securities with maturities of one year or longer and with amounts outstanding of at least $25 million. The government Index includes traditional agencies; the mortgage index includes agency pass-throughs and FHA and GNMA project loans; the corporate index includes returns for 17 industry sub-sectors. Securities excluded from the Broad Index are floating/variable rate bonds, private placements, and derivatives (e.g., U. S. Treasury zeros, CMOs, mortgage strips). Every issue is trader-priced at month-end and the Index is published monthly.

Salomon High-Yield Market Index
-------------------------------

The Salomon High-Yield Market Index includes public, non-convertible corporate bond issues with at least one year remaining to maturity and $50 million in par amount outstanding which carry a below investment-grade quality rating from either Standard & Poor's or Moody's rating services.

Salomon Mortgage Index
----------------------

The Salomon Mortgage Index includes agency pass-throughs (GNMA, FHLMC, FNMA) and FHA and GNMA project loans. Pools with remaining terms shorter than 25 years are seasoned; pools with longer terms are classified as new. The Index is published monthly.

Salomon One To Three Year Treasury Index
----------------------------------------

The Salomon One To Three Year Treasury Index includes only U.S. Treasury Notes and Bonds with maturities one year or greater and less than three years.

Salomon World Government Bond Index
-----------------------------------

The Salomon World Government Bond Index is designed to provide a comprehensive measure of total return performance of the domestic Government bond market of thirteen countries. The Index has been constructed with the aim of choosing an "all inclusive" universe of institutionally traded fixed-rate bonds. The selection of security types to be included in the Index is made with the aim of being as comprehensive as possible, while satisfying the criterion of reasonable availability to domestic and international institutions and the existence of complete pricing and market profile data.

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S&P 500
-------

The S&P 500 is a portfolio of 500 stocks designed to mimic the overall equity market's industry weightings. Most, but not all, large capitalization stocks are in the index. There are also some small capitalization names in the Index. The list is maintained by Standard & Poor's Corporation. It is market capitalization weighted. Unlike the Russell indices, there are always 500 names in the S&P 500. Changes are made by Standard & Poor's as needed.

S&P Mid Cap 400 Index
---------------------

The S&P Mid Cap 400 Index consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is also a market-value weighted Index and was the first benchmark of mid cap stock price movement.

S&P/BARRA Mid Cap 400 Growth Index
----------------------------------

The S&P/BARRA Mid Cap 400 Growth Index is constructed by dividing the stocks in the S&P MidCap 400 Index according to a single attribute: price-to-book ratios. The MidCap 400 Growth Index is composed of firms with higher price-to-book ratios. Like the MidCap 400, the MidCap 400 Growth Index is capitalization-weighted, meaning that each stock is weighted in the appropriate index in proportion to its market value.

S&P 500 Ex South Africa Index
-----------------------------

The S&P 500 Ex South Africa Index is the same as the S&P 500 Index excluding companies that are on the Investor Responsibility Research Center ("IRRC") list of companies doing business in South Africa. This Index is maintained by Wilshire Associates.

Wilshire 5000 Equity Index
--------------------------

The Wilshire 5000 Equity Index measures performance of all US headquartered equity securities with readily available price data. Approximately 6,000 capitalization weighted security returns are used to calculate the Index.


                             FINANCIAL STATEMENTS

The Fund's Financial Statements for the fiscal year ended September 30, 1999, including notes thereto and the report of PricewaterhouseCoopers LLP thereon are incorporated herein by reference. A copy of the 1999 Annual Report will accompany the delivery of this Statement of Additional Information.

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                APPENDIX-DESCRIPTION OF SECURITIES AND RATINGS

I. Description of Bond Ratings Excerpts from Moody's Investors Service, Inc.'s Corporate Bond Ratings:

Aaa: judged to be the best quality; carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A: possess many favorable investment attributes and are to be considered as higher medium grade obligations; Baa: considered as lower medium grade obligations, i.e., they are neither highly protected nor poorly secured; Ba: B: protection of interest and principal payments is questionable.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C: Bonds which are rated C are lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's may apply numerical modifiers, 1,2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Excerpts from Standard & Poor's Corporation's Corporate Bond Ratings:

AAA: highest grade obligations; possess the ultimate degree of protection as to principal and interest; AA: also qualify as high grade obligations, and in the majority of instances differs from AAA issues only in small degree; A: regarded as upper medium grade; have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe; BBB: regarded as borderline between definitely sound obligations and those where the speculative element begins to predominate; this group is the lowest which qualifies for commercial bank investments.

BB, B, CCC, CC, C: Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
CI: The rating CI is reserved for income bonds on which no interest is being paid. D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or Minus(-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Excerpts from Fitch IBCA Corporate Bond Ratings:

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short term debt of these issuers is generally rated "-,+".

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A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on the these bonds, and "D" represents the lowest potential for recovery.

Plus (+) Minus(-) Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD", "DD", or "D" categories.

Excerpts from Duff & Phelps Corporate Bond Ratings:

AAA: Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA-: High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time of economic conditions.

A+, A, A-: Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

BBB+,BBB, BBB-: Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB, BB-: Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

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B+, B, B-: Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC: Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protections factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD: Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP: Preferred stock with dividend arrearage.

Description of Bond Ratings

Excerpts from Moody's Investors Service, Inc.'s Preferred Stock Ratings

aaa: An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks. aa: An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future. a: An issue which is rated a is considered to be an upper medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classifications, earnings and asset protection are, nevertheless expected to be maintained at adequate levels. baa: An issue which is rated baa is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time. ba: an issue which is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class. b: An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small. caa: An issue which is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payment. ca: An issue which is rated ca is speculative in a high degree an is likely to be in arrears on dividends with little likelihood of eventual payment. c: This is the lowest rated class of preferred of preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's may apply numerical modifiers 1,2 and 3 in each rating classification from "aa "through "b" in its preferred stock rating system. The modifier 1 indicated that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Excerpts from Standard & Poor's Corporation's Preferred Stock Ratings

AAA: This is the highest rating that may be assigned by S&P's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations. AA: A preferred stock issue rated AA also qualifies as a high quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA. A: An issue rated A is backed by a sound capacity to pay the preferred stock obligations , although it is somewhat more susceptible to the adverse effect of the changes in circumstances and economic conditions. BBB: An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameter, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category. BB, B, CCC: Preferred stock rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. Bb indicates the lowest

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degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.
CC: The rating CC is reserved for a preferred stock in arrears on dividends or sinking fund payments but that is currently paying. C: A preferred stock rated C is a non-paying issue. D: A preferred stock rated D is a non-paying issue with the issuer in default on debt instruments.

Plus(+) or Minus(-): The ratings from "AA" for "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Excerpts from Fitch IBCA Preferred Stock Ratings:

AAA: Preferred stocks assigned this rating are the highest quality. Strong asset protection, conservative balance sheet ratios, and positive indications of continued protection of preferred dividend requirements are prerequisites for an "AAA" rating.

AA: Preferred of preference issues assigned this rating are good quality. Asset protection and coverages of preferred dividends are considered adequate and are expected to be maintained.

A: Preferred of preference issues assigned this rating are good quality. Asset protection and coverages of preferred dividends are considered adequate and are expected to be maintained.

BBB: Preferred or preference issues assigned this rating are reasonably safe but lack the protections of the "A" to "AAA" categories. Current results should be watched for possible of deterioration.

BB: Preferred or preference issues assigned this rating are considered speculative. The margin of protection is slim or subject to wide fluctuations. The loner-term financial capacities of the enterprises cannot be predicted with assurance.

B: Issues assigned this rating are considered highly speculative. While earnings should normally cover dividends, directors may reduce or omit payment due to unfavorable developments, inability to finance, or wide fluctuations in earnings.

CCC: Issues assigned this rating are extremely speculative and should be assessed on their prospects in a possible reorganization. Dividend payments may be in arrears with the status of the current dividend uncertain.

CC: Dividends are not currently being paid and may be in arrears. The outlook for future payments cannot be assured.

C: Dividends are not currently being paid and may be in arrears. Prospects for future payments are remote.

D: Issuer is in default on its debt obligations and has filed for reorganization or liquidation under the bankruptcy law.

Plus (+) Minus (-) Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA", "CCC", "CC", "C", and "D" categories.

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